Registration No. 333-128079

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 276

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson

The Principal Financial Group Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Freedom® Variable Annuity 2 Contract

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2020 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL® FREEDOM VARIABLE ANNUITY 2

Issued by Principal Life Insurance Company (the “Company”)

Prospectus dated May 1, 2020

This prospectus provides information about the individual flexible premium deferred variable annuity (the “Contract”) and the Principal Life Insurance Company Separate Account B (“Separate Account”) that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information (“SAI”), dated May 1, 2020, which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or calling: Principal ® Freedom Variable Annuity 2, Principal Financial Group, P. O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

The Contract described in this prospectus is funded with the Separate Account. The assets of each Separate Account Division (“divisions”) are invested in a corresponding underlying mutual fund. The divisions available through the Contract are:

American Century Variable Portfolios, Inc. — Class I	Principal Variable Contracts Funds, Inc. — Class 1 (cont.)
• Income & Growth	• Principal LifeTime 2020 Account(2)
Fidelity Variable Insurance Products	• Principal LifeTime 2030 Account(2)
• Government Money Market Portfolio — Initial Class(1)	• Principal LifeTime 2040 Account(2)
• MidCap Portfolio — Service Class	• Principal LifeTime 2050 Account(2)
Principal Variable Contracts Funds, Inc. — Class 1	• Principal LifeTime Strategic Income Account(2)
• Core Plus Bond Account	• Real Estate Securities Account
• Diversified International Account	• Short-Term Income Account
• Equity Income Account	• SmallCap Account
• Government & High Quality Bond Account	• Strategic Asset Management Balanced(2)
• LargeCap Growth Account I	• Strategic Asset Management Conservative Balanced(2)
• LargeCap S&P 500 Index Account	• Strategic Asset Management Conservative Growth(2)
• MidCap Account	• Strategic Asset Management Flexible Income(2)
• Principal Capital Appreciation Account	• Strategic Asset Management Strategic Growth(2)
• Principal LifeTime 2010 Account(2)

(1)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(2)	This underlying mutual fund is a fund of funds and expenses may be higher due to the tiered level of expenses.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.
The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY

accumulated value – an amount equal to the sum of your Contract’s value in the divisions.

accumulation period – the period of time from the contract date to the annuitization date.

anniversary – the same date and month of each year following the contract date.

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2012, the first contract year ends on June 4, 2013, and the first contract anniversary is June 5, 2013).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract date; maximum annuitization date; and contract charges and limits.

division – a part of the Separate Account which invests in shares of an underlying mutual fund (referred to in the marketing materials as “sub-account”).

joint annuitant – one of the annuitants on whose life the annuity benefit payment is based. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA, or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.

Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract.

partial annuitization – application of a portion of the accumulated value to an annuity benefit payment option.

premium payments – the gross amount contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

surrender – the withdrawal of all or part of the accumulated value of your Contract.

surrender charge – the charge deducted upon certain partial surrenders or upon a total surrender of the Contract within the first three contract years.
surrender value – accumulated value less any applicable surrender charge, transaction fee, transfer fee and any premium or other taxes.

transfer – moving all or a portion of your accumulated value to or from one division or among several divisions. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.

underlying mutual fund – a registered open-end investment company, or a separate portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of a division.

unit value – a measure used to determine the value of an investment in a division.

valuation date – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T., on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us - Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.
The following table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses
Sales charge	• none
Maximum surrender charge(1)	• 3%
Transaction Fees
• guaranteed maximum	• the lesser of $30 or 2% of each unscheduled partial surrender after the twelfth in a contract year
• current	• zero
Transfer Fee(2)
• guaranteed maximum	• the lesser of $25 or 2% of each unscheduled transfer after the first in a contract year
• current	• zero
State Premium Taxes (vary by state)
• maximum(3)	• 3.5% of premium payments made
• current	• zero

(1)

Table of Surrender Charges
Contract Year	Surrender Charge
1	3%
2	2%
3	1%
4 and later	0%

(2)
Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements permitted or mandated under rules and/or regulations adopted by federal and/or state regulators which impose additional transfer fees and/or restrictions on transfers.

(3)	We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. The highest current premium tax rate is 3.5%.
The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
Separate Account Annual Expenses (as a percentage of accumulated value)
• guaranteed maximum Mortality and Expense Risks Charge Separate Account Administration Charge Total Separate Account Annual Expenses	1.25% 0.15% 1.40%
• current Mortality and Expense Risks Charge Separate Account Administration Charge Total Separate Account Annual Expenses	0.95% 0.00% 0.95%

This table shows the minimum and maximum total operating expenses, charged by the underlying mutual funds, that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2019
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	0.93%

The annual fees and expenses charged by each underlying mutual fund are shown in each fund’s current prospectus.
Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs are imposed on any portion of the Contract that you have not annuitized and include contract owner transaction expenses, Separate Account annual expenses, and underlying mutual fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.
The example reflects the current charges imposed if you were to purchase the Contract. This example also reflects the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2019 (without voluntary waivers of fees by the underlying funds, if any). This example assumes:
•    a $10,000 investment in the Contract for the time periods indicated; and
•    a 5% return each year.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you fully annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (0.93%)	$507	$804	$1,207	$2,584	$229	$705	$1,207	$2,584	$229	$705	$1,207	$2,584
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$443	$603	$867	$1,888	$163	$503	$867	$1,888	$163	$503	$867	$1,888
SUMMARY
This prospectus describes an individual flexible premium variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified arrangements; and

•
qualified arrangements (for example, Individual Retirement Annuities (“IRAs”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see FEDERAL TAX MATTERS - IRA, SEP and SIMPLE-IRA and Rollover IRAs). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see THE CONTRACT – To Buy a Contract.
This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

•	The initial premium payment must be $10,000 or more.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net premium payments to the divisions, a complete list of which may be found in the Table of Divisions later in this prospectus. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
Transfers (See Division Transfers and Total and Partial Surrenders for additional restrictions.)
During the accumulation period,
•a dollar amount or percentage of transfer must be specified; and
•a transfer may occur on a scheduled or unscheduled basis.
After you fully annuitize the accumulated value, transfers are not permitted.
Surrenders (See Surrenders and Total and Partial Surrenders)
During the accumulation period:

•	a dollar amount must be specified;

•	surrendered amounts may be subject to a surrender charge;

•	during a contract year, partial surrenders less than the earnings in the Contract or 10% of premium payments are not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see FEDERAL TAX MATTERS).
After you fully annuitize the accumulated value, surrenders are not permitted.
Charges and Deductions (see CHARGES AND DEDUCTIONS)

•	There is no sales charge on premium payments.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•
An annual mortality and expense risks charge equal to an annual rate of 0.95% of the accumulated value is imposed daily. We guarantee that this charge will not exceed an annual rate of 1.25% of the accumulated value.

•	The daily separate account administration charge currently is zero. We reserve the right to assess a charge not to exceed an annual rate of 0.15% of the accumulated value.

•	Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from premium payments or accumulated value.
Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in The Annuitization Period - Annuity Benefit Payment Options.

•	You may choose to fully annuitize your Contract starting on your selected annuitization date.

•	You may elect to partially annuitize your Contract prior to the annuitization date by sending us notice.
Annuity benefits payments are made to the owner or at the owner’s direction. You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX MATTERS).
Death Benefit

•	If the owner dies before the annuitization date, a death benefit is payable to the beneficiary of the Contract.

•	The death benefit may be paid as either a single payment or under an annuity benefit payment option (see Death Benefit).
If the annuitant dies on or after the annuitization date, payments to the beneficiary will continue only as provided by the annuity benefit payment option in effect.

Examination Offer Period (free look) (see Right to Examine the Contract (free look)

•	You may return the Contract during the examination offer period which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•	We return all premium payments if required by state law. Otherwise we return accumulated value.
THE PRINCIPAL® FREEDOM VARIABLE ANNUITY 2
The Principal® Freedom Variable Annuity 2 is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss rather than the Company. The accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
THE COMPANY
The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
THE SEPARATE ACCOUNT
Principal Life Insurance Company Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the purchase payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of your purchase payments.
In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to a Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.

THE UNDERLYING MUTUAL FUNDS
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

THE CONTRACT
The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
To Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in proper order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at the home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Premium Payments

•	The initial premium payment must be at least $10,000.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•
Subsequent premium payments must be at least $500 and can be made until the annuitization date (we reserve the right to change the minimum subsequent premium payment amount but it will not be greater than $1,000).

•
Premium payments are to be made via personal or financial institution check (for example, a bank or cashiers check). We reserve the right to refuse any premium payment that we feel presents a money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	No premium payments will be permitted after the annuitization date.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
The total of all premium payments may not be greater than $2,000,000 without our prior approval.
Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial premium payments to the investment options you have selected, we reserve the right to allocate initial premium payments to the Money Market Division during the examination offer period. In California, for owners age 60 or older, we allocate initial premium payments to the Money Market Division unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market Division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

If you properly exercise your free look, we will rescind the Contract and we will pay you a refund of your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending on the state in which the Contract was issued, any applicable fees and charges. The amount returned to you may be higher or lower than the premium payment(s) applied during the examination offer period.
Some states require us to return to you the amount of your premium payment(s); if so, we will return the greater of your premium payments or your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination offer periods may apply. We reserve the right to keep the initial premium payment in the Money Market Division longer than 10 days to correspond to the examination offer periods of a particular state’s replacement requirements.
To return a Contract, you must send notice to us or to the registered representative who sold it to you before the close of business on the last day of the examination offer period.
You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
THE ACCUMULATION PERIOD
The Value of Your Contract
There is no guaranteed minimum accumulated value. As owner of the Contract, you bear the investment risk.
The accumulated value reflects the investment experience of the divisions that you choose. The value also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and Contract expenses.
The value of each division changes from day to day. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the unit value of the division.
The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payments;

•	subsequent premium payments; and

•	transfers from another division.
minus units sold

•	for partial surrenders and/or partial annuitizations from the division;

•	as a part of a transfer to another division; and

•	to pay contract charges and fees.
Unit values are calculated each valuation date at the close of normal trading of the NYSE. The unit value of a division is calculated by multiplying the unit value from the previous valuation date by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

A division’s net investment factor measures the performance of that division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

•	a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

•	b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

•	c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

•	d = the total Separate Account annual expenses.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account annual expenses are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.
Premium Payments

•	On your application, you direct how your premium payments will be allocated to the divisions.

•	Allocations may be in percentages which must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions.
•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing division accumulated values. You must provide specific instructions to transfer existing division accumulated values.

•	Premium payments are credited on the basis of unit value next determined after we receive a premium payment.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
Unscheduled Transfers

•	You may make unscheduled division transfers from one division to another division.

•	The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

•	We reserve the right to impose a fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year.

Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing a transfer fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your premium payments to divisions over a longer period of time. This allows you to reduce the risk of investing most of your premium payments at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased (33)).
Partial Annuitization
At any time prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us written notice. The minimum partial annuitization amount is $2,000. Any partial annuitization request that would reduce the accumulated value to less than $5,000 is treated as a request for full annuitization. For more information regarding partial annuitization, see The Annuity Benefit Payment Period—Annuity Benefit Payment Options.

Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your accumulated value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR may be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).

•	You may rebalance by:
•mailing your instructions to us,
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2087; or
•visiting www.principal.com.
Divisions are rebalanced at the end of the valuation period during which we receive your request.

Example:
You elect APR to maintain your accumulated value with 50% in the Equity Income Division and 50% in the Real Estate Securities Division. At the end of the specified period, 60% of the accumulated value is in the Equity Income Division, with the remaining 40% in the Real Estate Securities Division. By rebalancing, units from the Equity Income Division are sold and invested in the Real Estate Securities Division so that 50% of the accumulated value is once again in each Division.

Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make premium payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers;
•make transfers; and
•make changes to APR.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice if we modify or terminate telephone service or internet services. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open).

•	are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).

•	are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions

•	are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).

•	are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.
Surrenders
Prior to the annuitization date, you may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
A surrender charge is generally imposed on surrenders in the first three contract years. However during the first three contract years, you may partially surrender a certain amount without a charge (see Free Surrender Privilege).
Surrenders result in the redemption of units. You receive the value of the redeemed units minus any applicable surrender charges. The unit values are determined as of the end of the valuation period in which we receive your request. Surrenders are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 59½ may involve an income tax penalty (see FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).
Total Surrender

•	You may surrender the Contract at any time before the annuitization date.

•	You receive the cash surrender value as of the end of the valuation period during which we receive your surrender request. The Contract is then terminated.

•	The cash surrender value is your accumulated value minus any applicable surrender charges.

•
The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.

•	We reserve the right to require you to return the Contract.

Unscheduled Partial Surrender

•	Prior to the annuitization date, you may surrender a part of your accumulated value.

•	You must specify the dollar amount of the unscheduled partial surrender (which must be at least $100).

•	The unscheduled partial surrender is effective as of the end of the valuation period during which we receive your written request for the unscheduled partial surrender.

•	The unscheduled partial surrender is deducted from your divisions according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your divisions to equal the dollar amount of the unscheduled partial surrender request plus any applicable surrender charge and transaction fee, if any.

•
The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender

•	You may elect partial surrenders from any of the divisions on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the surrender is completed on the next valuation date.

•	All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior year.

•	We surrender units from your divisions to equal the dollar amount of the scheduled partial surrender request plus any applicable surrender charge.

•	The scheduled partial surrenders continue until your value in the division is zero or we receive notice to stop the scheduled partial surrenders.

Death Benefit
The following table illustrates the various situations and the resulting death benefit payment if you die before the annuitization date.

If you die and . . .	And . . .	Then . . .
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the
Contract.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the
Contract.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the
Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the
Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If . . .	And . . .	Then . . .
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survives the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Death Benefit
The amount of the death benefit is the greatest of a, b or c where:

•	a = the accumulated value on the date we receive proof of death and all required documents;

•
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable fees and surrender charges) and each partial annuitization made prior to the date we receive proof of death and all required documents; and

•
c =    is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversary 7, 14, 21, 28, etc.) plus any premium payments since that contract anniversary and minus an adjustment for each partial surrender (and any applicable fees and surrender charges) and each partial annuitization made after that contract anniversary.

The adjustment for each partial surrender (and any applicable fees and surrender charges) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

•	x = the amount of the partial surrender (and any applicable fees and surrender charges) or the partial annuitization;

•	y = the accumulated value immediately before the partial surrender or the partial annuitization; and

•	z = is the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of the accumulated value). For purposes of calculating the death benefit, the adjustment included in the calculation for b & c above is 20%.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.

The Annuitization Period
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
You may annuitize your Contract at any time by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instruction).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
At any time prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a written notice and selecting an annuity benefit payment option. The minimum amount that may be applied to an annuity benefit payment option is $2,000. Any partial annuitization request that would reduce the accumulated value to less than $5,000 is treated as a request for full annuitization.

•	We redeem units from your divisions to equal the dollar amount of the partial annuitization request.

•	No surrender charge is imposed on the partial annuitization.

•	The redemption is effective as of the end of the valuation period during which we receive your request.

•	If you do not specify surrender allocation percentages, we use your premium payment allocation percentages.
You may select one of the annuity benefit payment options listed below. Once annuity benefit payments begin under the annuity benefit payment option you selected, the annuity benefit payment option may not be changed. In addition, once annuity benefit payments begin you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date.
The amount of the fixed annuity benefit payment depends on:

•	the amount of accumulated value applied to the annuity benefit payment option;

•	the annuity benefit payment option selected; and

•	the age and gender of the annuitant and joint annuitant, if any (unless the fixed period income option is selected).
Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the Contract. The annuity benefit payment tables contained in this Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract. The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit option, gender, and age.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your election of an annuity benefit payment option for any portion not annuitized may be changed by written request prior to the annuitization date. If you do not elect an annuity benefit payment option, we will automatically apply:

•	for Contracts with one annuitant - Life Income with annuity payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants - Joint and Full Survivor Life Income with annuity payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Fixed Period Income - Level payments are made for a fixed period. You may select from a range of 5 to 30 years (state variations may apply). If the annuitant dies before the fixed period expires, payments continue to you or the person(s) you designate until the end of the period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period. Payments stop after all guaranteed payments are made.

•
Life Income - Level payments are made during the annuitant’s lifetime only. NOTE: There is no death benefit value remaining or further payments when the annuitant dies. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.

•
Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.

•
Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

•
Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.

Other annuity benefit payment options may be available with our approval.
Supplementary Contract
When you annuitize all or a portion of your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.
Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity payment option or take other distributions from the Contract.

Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts).
Death of Annuitant (during the annuity benefit payment period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the charge is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. Currently, the annual rate of the charge is 0.95% of the accumulated value. We guarantee that this charge will not exceed an annual rate of 1.25% of the accumulated value. This charge is assessed only prior to the annuitization date. The charge is assessed daily when the value of a unit is calculated.
We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.
The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administration charges.
If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.
Transaction Fee
We reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the division(s) from which the amount is surrendered, on a pro rata basis.
Transfer Fee
We also reserve the right to charge a transfer fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transfer fee would be deducted from the division(s) from which the amount is transferred, on a pro rata basis.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from a premium payment when we receive it or the accumulated value either when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes currently range from 0% to 3.50%.
Surrender Charge
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

The applicable percentage applied during each contract year is determined by the following table.

Table of Surrender Charges
Contract Year	Surrender Charge
1	3%
2	2%
3	1%
4 and later	0%
For purposes of calculating surrender charges, we assume that surrenders are made in the following order:
•first from the amount of the free surrender privilege; and
•then from the amount subject to a surrender charge.

NOTE:	Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.
Free Surrender Privilege
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:

•	earnings in the Contract (earnings = accumulated value less unsurrendered premium payments as of the date of the surrender or partial annuitization); or

•	10% of the premium payments, decreased by any partial surrenders and any partial annuitizations since the last contract anniversary.
Any amount not taken under the free surrender privilege in a contract year is not added to the amount available under the free surrender privilege for any following contract year(s).
Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.
Waiver of Surrender Charge
The surrender charge does not apply to amounts:

•	applied under an annuity benefit payment option; or

•	paid under a death benefit; or

•	surrendered from a Contract which has been continued by a surviving spouse; or

•
distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•	transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This Waiver of Surrender Charge rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the Contract at issue. There is no charge for this rider. This rider may not be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For more information regarding availability or features of this rider, you may contact your registered representative or call us at 1-800-852-4450.

Waiver of the surrender charge is available for critical need if the following conditions are met:

•	the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and

•	the critical need did not exist before the contract date.

•	For the purposes of this section, the following definitions apply:

•
critical need – limited to an owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•
health care facility – a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.

•
terminal illness – sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey terminal illness is not included in the criteria for critical need.

•
total and permanent disability – a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:	The waiver of surrender charge rider is not available in Massachusetts.
Separate Account Administration Charge
Currently, we do not impose a separate account administration charge. However, we reserve the right to assess each division with a daily separate account administration charge not to exceed the annual rate of 0.15% of the average daily net assets of the Separate Account divisions. This charge would only be imposed before the annuitization date. Separate account administration includes issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners and making regulatory filings.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.

GENERAL PROVISIONS
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, full or partial annuitization of accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or Simple IRA, you may not assign ownership.
You may assign your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at the home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amounts paid to an assignee are treated as a partial surrender and are paid in a single payment lump sum.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.

Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the waiver of surrender charge rider is not available.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us notice. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if you have not made a premium payment during two consecutive contract years and your accumulated value is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	the remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•	we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract, if any;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the reinstatement amounts; and

•	new data page is sent to your address of record.
Reports
We will mail you a statement of your current accumulated value, along with any reports required by state law, at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases, partial annuitizations and partial surrenders occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.

RIGHTS RESERVED BY THE COMPANY
We reserve the right to make certain changes if, in our judgment, the changes best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes the Company may make include:

•	transferring assets in any division to another division;

•	adding, combining or eliminating a division(s);

•	substituting the units of a division for the units of another division:

•	if units of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the divisions. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is a division with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

DISTRIBUTION OF THE CONTRACT
The Company has appointed Principal Securities, Inc. ("PSI") (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.5% of premium payments by the Company for the distribution of the Contract. PSI also receives 12b-1 fees in connection with purchases and sales of certain mutual funds underlying the Contracts. The 12b-1 fees for the underlying mutual funds are shown in this Contract prospectus in Summary of Expense Information .
Applications for the Contracts are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.
The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
PERFORMANCE CALCULATION
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.

•	Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	The “investment in the contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:

•	within five years after the date of your death; or

•
as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty

•	If you take a premature distribution from the Contract, you may incur a 10% income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

Premature Distributions: There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability as defined in the Internal Revenue Code;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;

•	made to pay certain deductible medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions;

•	for amounts levied by the IRS directly against your IRA; or

•	a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 72. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner’s IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.

Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Note: Required minimum distributions (RMDs) for 2020 are waived for certain defined contribution plans (including 401(k), 403(b), and governmental 457(b) plans) and IRAs. Beneficiaries receiving distributions over a 5-year period can waive the distribution for 2020 and determine the 5-year period without regard to calendar year 2020 .
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
MUTUAL FUND DIVERSIFICATION
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establish standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
GENERAL INFORMATION
Reservation of Rights
The Company reserves the right to:

•	increase the minimum amount for each premium payment to not more than $1,000; and

•
terminate a Contract and send you the accumulated value if no premium payments are made during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.

Legal Proceedings
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial intermediary or its registered representative to recommend the purchase of this Contract over competing annuity contracts or other investment options. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual funds with a 12b-1 fee will increase the cost of your investment.

Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

MidCap Division
Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Principal Capital Appreciation Division
Invests in:	Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide long-term growth of capital.

Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks to generate a total return.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Strategic Growth Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Registration Statement

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Contract is 333-128079.

Customer Inquiries
Your questions should be directed to us: Principal Freedom Variable Annuity 2, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.
TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
American Century VP Income & Growth
2019	$19.223	$23.601	22.78%	-
2018	20.838	19.223	-7.75	-
2017	17.460	20.838	19.35	1
2016	15.532	17.460	12.41	2
2015	16.614	15.532	-6.51	6
2014	14.909	16.614	11.44	8
2013	11.082	14.909	34.53	4
2012	9.750	11.082	13.66	4
2011	9.546	9.750	2.14	4
2010	8.443	9.546	13.06	5
Core Plus Bond
2019	13.754	14.960	8.77	24
2018	14.085	13.754	-2.35	25
2017	13.567	14.085	3.82	26
2016	13.159	13.567	3.10	24
2015	13.349	13.159	-1.42	25
2014	12.806	13.349	4.24	27
2013	13.040	12.806	-1.79	30
2012	12.242	13.040	6.52	41
2011	11.542	12.242	6.06	34
2010	10.436	11.542	10.59	40
Diversified International
2019	12.686	15.417	21.53	33
2018	15.531	12.686	-18.32	33
2017	12.148	15.531	27.85	34
2016	12.221	12.148	-0.60	28
2015	12.381	12.221	-1.29	30
2014	12.914	12.381	-4.13	37
2013	10.976	12.914	17.66	42
2012	9.356	10.976	17.32	46
2011	10.599	9.356	-11.73	73
2010	9.411	10.599	12.62	79
Equity Income
2019	9.391	12.008	27.87	32
2018(1)	10.000	9.391	-6.09	35
Fidelity VIP Government Money Market
2019	9.976	10.081	1.05	16
2018	9.908	9.976	0.68	18
2017	9.934	9.908	-0.26	19
2016(2)	10.000	9.934	-0.66	22

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP MidCap
2019	$11.678	$14.268	22.18%	7
2018	13.812	11.678	-15.45	7
2017	11.552	13.812	19.56	49
2016	10.402	11.552	11.06	49
2015	10.661	10.402	-2.43	7
2014(3)	10.000	10.661	6.61	7
Government & High Quality Bond
2019	12.532	13.214	5.44	14
2018	12.537	12.532	-0.04	15
2017	12.424	12.537	0.91	16
2016	12.320	12.424	0.84	17
2015	12.340	12.320	-0.16	19
2014	11.856	12.340	4.08	22
2013	12.093	11.856	-1.96	27
2012	11.749	12.093	2.93	27
2011	11.166	11.749	5.22	25
2010	10.650	11.166	4.85	28
LargeCap Growth I
2019	25.703	34.349	33.64	33
2018	25.048	25.703	2.61	38
2017	18.911	25.048	32.45	10
2016	18.853	18.911	0.31	5
2015	17.660	18.853	6.76	9
2014	16.415	17.660	7.58	11
2013	12.173	16.415	34.85	7
2012	10.560	12.173	15.27	8
2011	10.696	10.560	-1.27	9
2010	9.028	10.696	18.47	9
LargeCap S&P 500 Index
2019	21.791	28.299	29.86	26
2018	23.056	21.791	-5.49	26
2017	19.158	23.056	20.35	28
2016	17.332	19.158	10.54	28
2015	17.301	17.332	0.18	28
2014	15.417	17.301	12.22	31
2013	11.787	15.417	30.80	34
2012	10.303	11.787	14.40	36
2011	10.224	10.303	0.77	57
2010	9.001	10.224	13.59	62

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap
2019	$30.530	$43.275	41.75%	24
2018	32.983	30.530	-7.44	22
2017	26.528	32.983	24.33	27
2016	24.265	26.528	9.33	26
2015	24.101	24.265	0.68	30
2014	21.534	24.101	11.92	29
2013	16.233	21.534	32.66	33
2012	13.720	16.233	18.31	35
2011	12.791	13.720	7.26	57
2010	10.405	12.791	22.93	68
Principal Capital Appreciation
2019	20.634	27.078	31.23	4
2018	21.567	20.634	-4.33	4
2017	18.031	21.567	19.61	4
2016	16.683	18.031	8.08	2
2015	16.484	16.683	1.21	3
2014	14.798	16.484	11.39	3
2013	11.262	14.798	31.40	3
2012	9.989	11.262	12.74	4
2011	10.071	9.989	-0.81	7
2010	8.810	10.071	14.31	7
Principal LifeTime 2010
2019	14.517	16.407	13.02	50
2018	15.247	14.517	-4.79	52
2017	13.814	15.247	10.37	53
2016	13.250	13.814	4.26	79
2015	13.535	13.250	-2.11	84
2014	13.038	13.535	3.81	113
2013	11.875	13.038	9.79	176
2012	10.724	11.875	10.73	181
2011	10.672	10.724	0.49	223
2010	9.456	10.672	12.86	322
Principal LifeTime 2020
2019	15.808	18.495	17.00	158
2018	16.870	15.808	-6.30	208
2017	14.808	16.870	13.92	211
2016	14.136	14.808	4.75	260
2015	14.434	14.136	-2.06	306
2014	13.780	14.434	4.75	326
2013	11.991	13.780	14.92	343
2012	10.549	11.991	13.67	376
2011	10.765	10.549	-2.01	427
2010	9.446	10.765	13.96	491

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2019	$16.076	$19.429	20.86%	94
2018	17.464	16.076	-7.95	107
2017	14.908	17.464	17.15	110
2016	14.217	14.908	4.86	161
2015	14.505	14.217	-1.99	175
2014	13.807	14.505	5.06	202
2013	11.711	13.807	17.90	211
2012	10.230	11.711	14.48	231
2011	10.562	10.230	-3.14	255
2010	9.240	10.562	14.31	295
Principal LifeTime 2040
2019	16.597	20.508	23.56	18
2018	18.183	16.597	-8.72	20
2017	15.211	18.183	19.54	21
2016	14.562	15.211	4.46	22
2015	14.827	14.562	-1.79	20
2014	14.094	14.827	5.20	25
2013	11.616	14.094	21.33	24
2012	10.048	11.616	15.60	22
2011	10.477	10.048	-4.09	20
2010	9.133	10.477	14.72	28
Principal LifeTime 2050
2019	16.705	20.914	25.19	11
2018	18.461	16.705	-9.51	12
2017	15.259	18.461	20.98	11
2016	14.591	15.259	4.58	11
2015	14.833	14.591	-1.63	11
2014	14.099	14.833	5.21	11
2013	11.497	14.099	22.63	14
2012	9.915	11.497	15.95	14
2011	10.420	9.915	-4.85	11
2010	9.052	10.420	15.11	11
Principal LifeTime Strategic Income
2019	13.427	14.957	11.39	2
2018	13.976	13.427	-3.93	5
2017	12.972	13.976	7.74	5
2016	12.499	12.972	3.78	11
2015	12.740	12.499	-1.89	13
2014	12.299	12.740	3.59	61
2013	11.811	12.299	4.13	67
2012	10.875	11.811	8.61	72
2011	10.605	10.875	2.55	77
2010	9.625	10.605	10.18	78

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Real Estate Securities
2019	$20.208	$26.275	30.02%	7
2018	21.300	20.208	-5.13	8
2017	19.693	21.300	8.16	9
2016	18.782	19.693	4.85	10
2015	18.196	18.782	3.22	11
2014	13.831	18.196	31.56	12
2013	13.413	13.831	3.12	13
2012	11.557	13.413	16.16	15
2011	10.710	11.557	7.91	17
2010	8.601	10.710	24.52	20
Short-Term Income
2019	12.124	12.573	3.71	7
2018	12.117	12.124	0.05	8
2017	11.947	12.117	1.42	9
2016	11.809	11.947	1.17	5
2015	11.837	11.809	-0.24	6
2014	11.747	11.837	0.77	7
2013	11.726	11.747	0.18	8
2012	11.274	11.726	4.01	19
2011	11.228	11.274	0.41	18
2010	10.879	11.228	3.21	6
SmallCap
2019	18.833	23.766	26.20	15
2018	21.338	18.833	-11.74	13
2017	19.085	21.338	11.80	15
2016	16.413	19.085	16.28	20
2015	16.586	16.413	-1.04	18
2014	15.963	16.586	3.90	4
2013	10.903	15.963	46.41	7
2012	9.596	10.903	13.62	8
2011	9.833	9.596	-2.41	10
2010	7.989	9.833	23.08	11
SAM Balanced
2019	16.045	19.072	18.87	126
2018	17.059	16.045	-5.95	135
2017	14.948	17.059	14.12	135
2016	14.127	14.948	5.81	153
2015	14.378	14.127	-1.75	137
2014	13.588	14.378	5.81	122
2013	11.653	13.588	16.61	131
2012	10.435	11.653	11.68	152
2011	10.431	10.435	0.04	188
2010	9.269	10.431	12.54	197

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Conservative Balanced
2019	$15.545	$17.844	14.79%	59
2018	16.263	15.545	-4.41	61
2017	14.730	16.263	10.40	79
2016	13.980	14.730	5.36	76
2015	14.225	13.980	-1.72	85
2014	13.520	14.225	5.21	104
2013	12.236	13.520	10.49	127
2012	11.110	12.236	10.13	124
2011	10.964	11.110	1.33	122
2010	9.897	10.964	10.79	113
SAM Conservative Growth
2019	16.047	19.719	22.88	89
2018	17.349	16.047	-7.51	91
2017	14.622	17.349	18.65	104
2016	13.797	14.622	5.98	108
2015	14.082	13.797	-2.02	114
2014	13.233	14.082	6.42	123
2013	10.851	13.233	21.95	115
2012	9.594	10.851	13.10	103
2011	9.730	9.594	-1.40	125
2010	8.526	9.730	14.12	118
SAM Flexible Income
2019	15.476	17.361	12.18	128
2018	15.938	15.476	-2.90	133
2017	14.842	15.938	7.39	146
2016	13.998	14.842	6.03	140
2015	14.319	13.998	-2.24	126
2014	13.633	14.319	5.03	121
2013	12.772	13.633	6.74	158
2012	11.655	12.772	9.58	159
2011	11.381	11.655	2.41	98
2010	10.396	11.381	9.47	47
SAM Strategic Growth
2019	15.818	19.968	26.24	51
2018	17.472	15.818	-9.47	53
2017	14.432	17.472	21.07	54
2016	13.725	14.432	5.15	60
2015	14.085	13.725	-2.56	66
2014	13.084	14.085	7.65	67
2013	10.363	13.084	26.26	80
2012	9.056	10.363	14.43	72
2011	9.319	9.056	-2.82	70
2010	8.083	9.319	15.29	77

(1)	Commenced operations on October 12, 2018.

(2)	Commenced operations on April 8, 2016.
(3) Commenced operations on May 17, 2014.

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL® FREEDOM VARIABLE ANNUITY 2 CONTRACT

Statement of Additional Information

dated May 1, 2020

This Statement of Additional Information provides information about the Principal ® Freedom Variable Annuity 2 (the "Contract") in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2020.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal® Freedom Variable Annuity 2
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone:
1-800-852-4450

2

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Freedom Variable Annuity 2 (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2019 received/retained	2018 received/retained	2017 received/retained
$4,889/$0	$4,953/$0	$4,597/$0
CALCULATION OF PEFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.
The Contract was not offered prior to September 18, 2006. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares, adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

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The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.

	Yield For the Period Ended December 31, 2019
For Contracts:	7-day annualized yield	7-day effective yield
without a surrender charge	0.48%	0.48%
with a surrender charge	-2.52%	-2.52%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract, the ending value is reduced by a surrender charge that decreases from 3% to 0% over a period of 4 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2019 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts With Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years
American Century VP Income & Growth	10/31/1997	20.08%	7.27%	10.83%
Core Plus Bond	12/18/1987	6.07%	2.30%	3.67%
Diversified International	05/02/1994	18.83%	4.48%	5.06%
Equity Income	04/28/1998	27.87%	9.49%	11.55%
Fidelity VIP Government Money Market	04/01/1982	1.05%	-0.04%	-0.45%
Fidelity VIP MidCap	12/28/1998	19.18%	6.00%	9.30%
Government & High Quality Bond	05/06/1993	2.45%	1.38%	2.18%
LargeCap Growth I	06/01/1994	30.64%	14.23%	14.30%
LargeCap S&P 500 Index	05/03/1999	27.16%	10.34%	12.14%
MidCap	12/18/1987	39.04%	12.42%	15.32%
Principal Capital Appreciation	04/28/1998	28.23%	10.44%	11.88%
Principal LifeTime 2010	08/30/2004	10.32%	3.92%	5.66%
Principal LifeTime 2020	08/30/2004	14.30%	5.08%	6.95%
Principal LifeTime 2030	08/30/2004	18.15%	6.02%	7.72%
Principal LifeTime 2040	08/30/2004	20.87%	6.70%	8.42%
Principal LifeTime 2050	08/30/2004	22.49%	7.11%	8.73%
Principal LifeTime Strategic Income	08/30/2004	8.69%	3.26%	4.51%
Real Estate Securities	05/01/1998	27.32%	7.62%	11.81%
SAM Balanced	06/03/1997	15.87%	5.81%	7.48%
SAM Conservative Balanced	04/23/1998	11.79%	4.64%	6.07%
SAM Conservative Growth	06/03/1997	19.89%	6.97%	8.75%
SAM Flexible Income	09/09/1997	9.18%	3.93%	5.26%
SAM Strategic Growth	06/03/1997	23.24%	7.23%	9.47%
Short-Term Income	01/12/1994	0.71%	1.21%	1.46%
SmallCap	05/01/1998	23.49%	7.46%	11.52%

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	For Contracts Without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years
American Century VP Income & Growth	10/31/1997	22.78%	7.27%	10.83%
Core Plus Bond	12/18/1987	8.77%	2.30%	3.67%
Diversified International	05/02/1994	21.53%	4.48%	5.06%
Equity Income	04/28/1998	27.87%	9.49%	11.55%
Fidelity VIP Government Money Market	04/01/1982	1.05%	-0.04%	-0.45%
Fidelity VIP MidCap	12/28/1998	22.18%	6.00%	9.30%
Government & High Quality Bond	05/06/1993	5.45%	1.38%	2.18%
LargeCap Growth I	06/01/1994	33.64%	14.23%	14.30%
LargeCap S&P 500 Index	05/03/1999	29.86%	10.34%	12.14%
MidCap	12/18/1987	41.74%	12.42%	15.32%
Principal Capital Appreciation	04/28/1998	31.23%	10.44%	11.88%
Principal LifeTime 2010	08/30/2004	13.02%	3.92%	5.66%
Principal LifeTime 2020	08/30/2004	17.00%	5.08%	6.95%
Principal LifeTime 2030	08/30/2004	20.85%	6.02%	7.72%
Principal LifeTime 2040	08/30/2004	23.57%	6.70%	8.42%
Principal LifeTime 2050	08/30/2004	25.19%	7.11%	8.73%
Principal LifeTime Strategic Income	08/30/2004	11.39%	3.26%	4.51%
Real Estate Securities	05/01/1998	30.02%	7.62%	11.81%
SAM Balanced	06/03/1997	18.87%	5.81%	7.48%
SAM Conservative Balanced	04/23/1998	14.79%	4.64%	6.07%
SAM Conservative Growth	06/03/1997	22.89%	6.97%	8.75%
SAM Flexible Income	09/09/1997	12.18%	3.93%	5.26%
SAM Strategic Growth	06/03/1997	26.24%	7.23%	9.47%
Short-Term Income	01/12/1994	3.71%	1.21%	1.46%
SmallCap	05/01/1998	26.19%	7.46%	11.52%
TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2019	$6,000	$12,000
2020	$6,000	$12,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2019 and 2020. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.

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For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $196,000 and $206,000 in 2020.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2019	$103,000	$123,000	2019	$64,000	$74,000
2020	$104,000	$124,000	2020	$65,000	$75,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
1)    The lesser of maximum annual contribution or 100% of compensation, over
2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distributions . Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims; qualified birth or adoption distributions (up to $5,000).
Required Distributions . Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 72 (“Required Beginning Date”), and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS.
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon their status at the time of death. An eligible designated beneficiary must direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority, (4) disabled, or chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options.
A non-eligible individual designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status upon reaching majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
If, Owner had not reached his or her Required Beginning Date and there is no designated beneficiary or Owner’s beneficiary is not an individual, the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of 50% will be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Note: Required minimum distributions (RMDs) for 2020 are waived for certain defined contribution plans (including 401(k), 403(b), and governmental 457(b) plans) and IRAs. Beneficiaries receiving distributions over a 5-year period can waive the distribution for 2020 and determine the 5-year period without regard to calendar year 2020 .

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Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $57,000 for 2020.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2019	$19,000	$6,000
2020	$19,500	$6,500
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2020.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $13,500 limit in 2020) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2020, an individual under age 50 defers the maximum of $13,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,000 ($19,500 - $13,500) to the 401(k) plan for 2020.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

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Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2019	$13,000	$3,000	$19,000
2020	$13,500	$3,000	$19,500

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2019	$6,000	$1,000
2020	$6,000	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2019 and 2020.
For 2020, the maximum contribution is phased out for single taxpayers with adjusted gross income between $124,000 and $139,000 and for joint filers with adjusted gross income between $196,000 and $206,000 (see chart below).

Modified Adjusted Gross Income Limits – 2020
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
< $124,000	< $196,000	Full Contribution
> $124,000 but < $139,000	> $196,000 but < $206,000	Partial Contribution*
> $139,000	> $206,000	No Contribution

* Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time purchase expenses at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purpose of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.

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FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
March 27, 2020

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Listed Private Equity Class III Division
American Century VP Capital Appreciation Class I Division
	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division

American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division

American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division

American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock 60/40 Target Allocation Class III Division (1)
BlackRock Advantage U.S. Total Market Class III Division

BlackRock Global Allocation Class III Division
BNY Mellon IP MidCap Stock Service Shares Division (2)
BNY Mellon IP Technology Growth Service Shares Division (3)
Calvert EAFE International Index Class F Division

Calvert Russell 2000 Small Cap Index Class F Division Calvert S&P MidCap 400 Index Class F Division ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division Columbia Small Cap Value Class 2 Division Core Plus Bond Class 1 Division Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division Diversified Balanced Class 1 Division Diversified Balanced Class 2 Division Diversified Balanced Managed Volatility Class 2 Division
Diversified Balanced Volatility Control Class 2 Division Diversified Growth Class 2 Division Diversified Growth Managed Volatility Class 2 Division Diversified Growth Volatility Control Class 2 Division
Diversified Income Class 2 Division Diversified International Class 1 Division DWS Alternative Asset Allocation Class B Division DWS Equity 500 Index Class B2 Division
DWS Small Mid Cap Value Class B Division

Equity Income Class 1 Division Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class Division Fidelity VIP Contrafund Service Class 2 Division Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division Fidelity VIP Growth Service Class Division Fidelity VIP Growth Service Class 2 Division Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division Fidelity VIP Overseas Service Class 2 Division Franklin Global Real Estate VIP Class 2 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Government & High Quality Bond Class 1 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division

Guggenheim Investments Multi-Hedge Strategies Division International Emerging Markets Class 1 Division Invesco American Franchise Series I Division Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division Invesco Health Care Series I Division Invesco Health Care Series II Division Invesco International Growth Series I Division
Invesco International Growth Series II Division Invesco Mid Cap Growth Series I Division Invesco Oppenheimer V.I. Main Street Small Cap Series II Division (4) Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division Invesco Value Opportunities Series I Division Janus Henderson Enterprise Service Shares Division Janus Henderson Flexible Bond Service Shares Division
LargeCap Growth I Class 1 Division LargeCap S&P 500 Index Class 1 Division LargeCap S&P 500 Index Class 2 Division
MFS International Intrinsic Value Service Class Division (5) MFS New Discovery Service Class Division MFS Utilities Service Class Division MFS Value Service Class Division
MidCap Class 1 Division Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division Neuberger Berman AMT Sustainable Equity Class I Division
PIMCO All Asset Administrative Class Division PIMCO All Asset Advisor Class Division PIMCO Commodity Real Return Strategy M Class Division PIMCO High Yield Administrative Class Division

PIMCO Low Duration Advisor Class Division PIMCO Total Return Administrative Class Division Principal Capital Appreciation Class 1 Division Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division Principal LifeTime 2020 Class 1 Division Principal LifeTime 2030 Class 1 Division Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division Principal LifeTime Strategic Income Class 1 Division Real Estate Securities Class 1 Division Real Estate Securities Class 2 Division
Rydex Basic Materials Division Rydex Commodities Strategy Division Rydex NASDAQ 100 Division SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division SAM Conservative Balanced Portfolio Class 1 Division SAM Conservative Balanced Portfolio Class 2 Division SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division SAM Flexible Income Portfolio Class 1 Division SAM Flexible Income Portfolio Class 2 Division SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division Short-Term Income Class 1 Division SmallCap Class 1 Division SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division T. Rowe Price Health Sciences Portfolio II Division Templeton Global Bond VIP Class 4 Division Templeton Growth VIP Class 2 Division
The Merger Fund Division
VanEck Global Hard Assets Class S Division
EQ Convertible Securities Class IB Division
EQ GAMCO Small Company Value Class IB Division
EQ Micro Cap Class IB Division
EQ SmartBeta Equity Class IB Division
EQ Socially Responsible Class IB Division
Fidelity VIP Freedom 2020 Service Class 2 Division
Fidelity VIP Freedom 2030 Service Class 2 Division
Fidelity VIP Freedom 2040 Service Class 2 Division
Fidelity VIP Freedom 2050 Service Class 2 Division
Franklin U.S. Government Fund Class 2 Division
Janus Henderson Global Technology Service Shares Division
For the period from June 7, 2019 (commencement of operations) through December 31, 2019

Calvert Investment Grade Bond Portfolio Class F Division
Franklin Income VIP Class 4 Division
Neuberger Berman AMT Sustainable Equity Class S Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 11, 2018 (commencement of operations) through December 31, 2018
(1)
Represented the operations of BlackRock iShares Dynamic Allocation Class III Division until June 6, 2019.
(2)
Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(3)
Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(4)
Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
(5)
Represented the operations of MFS International Value Service Class Division until June 6, 2019.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,548,893	$4,879,162	$527,254	$1,666,093
Total assets	4,548,893	4,879,162	527,254	1,666,093
Total liabilities	—	—	—	—
Net assets	$4,548,893	$4,879,162	$527,254	$1,666,093

Net assets
Applicable to accumulation units	$4,548,893	$4,879,162	$527,254	$1,666,093
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,548,893	$4,879,162	$527,254	$1,666,093

Investments in shares of mutual funds, at cost	$3,653,539	$5,235,837	$452,014	$1,472,461

Shares of mutual funds owned	228,358	272,427	34,439	104,392

Accumulation units outstanding	99,603	315,018	41,622	100,483
Annuitized units outstanding	—	—	—	—
Total units outstanding	99,603	315,018	41,622	100,483

Statements of Operations
Year ended December 31, 2019
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$27,316	$—	$—

Expenses:
Mortality and expense risks	62,141	58,219	2,689	24,685
Administrative charges	7,458	6,769	539	2,963
Separate account rider charges	2,335	4,174	—	118
Net investment income (loss)	(71,934)	(41,846)	(3,228)	(27,766)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(66,541)	1,222	1,342	7,256
Capital gains distributions	606,000	509,704	5,655	360,638
Total realized gains (losses) on investments	539,459	510,926	6,997	367,894

Change in net unrealized appreciation (depreciation)
of investments	981,251	290,994	110,089	244,068

Net gains (losses) on investments	1,448,776	760,074	113,858	584,196

Net increase (decrease) in net assets resulting from operations	$1,448,776	$760,074	$113,858	$584,196

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$9,811,230	$32,718,900	$9,130,144	$3,723,090
Total assets	9,811,230	32,718,900	9,130,144	3,723,090
Total liabilities	—	—	—	—
Net assets	$9,811,230	$32,718,900	$9,130,144	$3,723,090

Net assets
Applicable to accumulation units	$9,811,230	$32,718,900	$9,130,144	$3,723,090
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,811,230	$32,718,900	$9,130,144	$3,723,090

Investments in shares of mutual funds, at cost	$8,372,290	$32,626,208	$8,673,590	$2,941,868

Shares of mutual funds owned	979,165	3,188,977	441,070	177,883

Accumulation units outstanding	393,652	2,413,770	340,613	127,216
Annuitized units outstanding	—	—	—	—
Total units outstanding	393,652	2,413,770	340,613	127,216

Statements of Operations
Year ended December 31, 2019
	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$198,118	$778,756	$166,007	$—

Expenses:
Mortality and expense risks	110,445	424,119	108,862	47,717
Administrative charges	3,518	51,008	12342	1,909
Separate account rider charges	0	502	5193	0
Net investment income (loss)	84,155	303,127	39,610	(49,626)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	685,394	(524,818)	(4,368)	472,061
Capital gains distributions	832,685	0	918,251	410,089
Total realized gains (losses) on investments	1,518,079	(524,818)	913,883	882,150

Change in net unrealized appreciation (depreciation)
of investments	331,794	2,697,738	1,096,939	213,258

Net gains (losses) on investments	1,934,028	2,476,047	2,050,432	1,045,782

Net increase (decrease) in net assets resulting from operations	$1,934,028	$2,476,047	$2,050,432	$1,045,782

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$26,467,436	$14,004,030	$2,711,263	$8,179,899
Total assets	26,467,436	14,004,030	2,711,263	8,179,899
Total liabilities	—	—	—	—
Net assets	$26,467,436	$14,004,030	$2,711,263	$8,179,899

Net assets
Applicable to accumulation units	$26,467,436	$14,004,030	$2,711,263	$8,179,899
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,467,436	$14,004,030	$2,711,263	$8,179,899

Investments in shares of mutual funds, at cost	$20,705,744	$8,449,096	$2,577,608	$7,867,175

Shares of mutual funds owned	1,292,355	1,192,848	113,966	345,581

Accumulation units outstanding	780,422	544,093	199,089	687,298
Annuitized units outstanding	—	—	—	—
Total units outstanding	780,422	544,093	199,089	687,298

Statements of Operations
Year ended December 31, 2019
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$—	$260,704	$51,102	$116,175

Expenses:
Mortality and expense risks	343,049	165,135	33,858	44,042
Administrative charges	41,171	7,836	3,731	8,270
Separate account rider charges	3,781	—	5,357	—
Net investment income (loss)	(388,001)	87,733	8,156	63,863

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,732,834	913,814	18,105	51,610
Capital gains distributions	3,151,946	779,679	137,680	236,875
Total realized gains (losses) on investments	6,884,780	1,693,493	155,785	288,485

Change in net unrealized appreciation (depreciation)
of investments	1,259,749	1,236,399	304,219	610,593

Net gains (losses) on investments	7,756,528	3,017,625	468,160	962,941

Net increase (decrease) in net assets resulting from operations	$7,756,528	$3,017,625	$468,160	$962,941

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$3,398,913	$6,584,481	$1,573,419	$1,433,725
Total assets	3,398,913	6,584,481	1,573,419	1,433,725
Total liabilities	—	—	—	—
Net assets	$3,398,913	$6,584,481	$1,573,419	$1,433,725

Net assets
Applicable to accumulation units	$3,398,913	$6,584,481	$1,573,419	$1,433,725
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,398,913	$6,584,481	$1,573,419	$1,433,725

Investments in shares of mutual funds, at cost	$3,473,781	$6,562,298	$1,375,056	$1,304,361

Shares of mutual funds owned	253,840	494,702	60,470	54,806

Accumulation units outstanding	245,566	554,400	120,775	117,268
Annuitized units outstanding	—	—	—	—
Total units outstanding	245,566	554,400	120,775	117,268

Statements of Operations
Year ended December 31, 2019
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$63939	$112,403	$2,331	$83

Expenses:
Mortality and expense risks	39,354	38,873	18,631	8,159
Administrative charges	4,127	7,398	1,775	1,586
Separate account rider charges	4,742	—	757	—
Net investment income (loss)	15,716	66,132	-18,832	-9,662

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(42,973)	(20,439)	3,197	1,760
Capital gains distributions	254,342	380,587	96,609	62,618
Total realized gains (losses) on investments	211,369	360,148	99,806	64,378

Change in net unrealized appreciation (depreciation)
of investments	328,167	480,315	300,967	206,083

Net gains (losses) on investments	555,252	906,595	381,941	260,799

Net increase (decrease) in net assets resulting from operations	$555,252	$906,595	$381,941	$260,799

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,237,229	$2,153,368	$2,093,014	$200,535
Total assets	1,237,229	2,153,368	2,093,014	200,535
Total liabilities	—	—	—	—
Net assets	$1,237,229	$2,153,368	$2,093,014	$200,535

Net assets
Applicable to accumulation units	$1,237,229	$2,153,368	$2,093,014	$200,535
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,237,229	$2,153,368	$2,093,014	$200,535

Investments in shares of mutual funds, at cost	$1,286,658	$2,059,175	$1,951,811	$192,288

Shares of mutual funds owned	127,549	159,983	152,663	18,364

Accumulation units outstanding	106,316	184,160	162,555	17,453
Annuitized units outstanding	—	—	—	—
Total units outstanding	106,316	184,160	162,555	17,453

Statements of Operations
Year ended December 31, 2019
	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$77042	$34,475	$15,874	$2,812

Expenses:
Mortality and expense risks	15,924	12,899	14,197	1,505
Administrative charges	637	2,386	2,733	251
Separate account rider charges	0	—	0	—
Net investment income (loss)	60,481	19,190	(1,056)	1,056

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,107)	(415)	2,079	102
Capital gains distributions	0	63,243	125,230	5,358
Total realized gains (losses) on investments	(13,107)	62,828	127,309	5,460

Change in net unrealized appreciation (depreciation)
of investments	84,089	161,896	211,306	18,281

Net gains (losses) on investments	131,463	243,914	337,559	24,797

Net increase (decrease) in net assets resulting from operations	$131,463	$243,914	$337,559	$24,797

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division (1)	BlackRock Advantage U.S. Total Market Class III Division

Assets
Investments in shares of mutual funds, at fair value	$1,786,844	$2,183,210	$799,242	$1,002,094
Total assets	1,786,844	2,183,210	799,242	1,002,094
Total liabilities	—	—	—	—
Net assets	$1,786,844	$2,183,210	$799,242	$1,002,094

Net assets
Applicable to accumulation units	$1,786,844	$2,183,210	$799,242	$1,002,094
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,786,844	$2,183,210	$799,242	$1,002,094

Investments in shares of mutual funds, at cost	$1,629,473	$1,975,379	$740,746	$1,103,410

Shares of mutual funds owned	69,826	85,717	65,944	61,365

Accumulation units outstanding	141,002	189,190	68,378	76,411
Annuitized units outstanding	—	—	—	—
Total units outstanding	141,002	189,190	68,378	76,411

Statements of Operations
Year ended December 31, 2019
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division (1)	BlackRock Advantage U.S. Total Market Class III Division

Net investment income (loss)
Investment income:
Dividends	$15,549	$14,401	$14,276	$21,116

Expenses:
Mortality and expense risks	19,685	12,252	4,590	7,623
Administrative charges	1,905	2,288	829	1,446
Separate account rider charges	432	—	317	—
Net investment income (loss)	(6,473)	(139)	8,540	12,047

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	46,192	3,086	9,949	(36,908)
Capital gains distributions	60,863	53,931	7,222	113,040
Total realized gains (losses) on investments	107,055	57,017	17,171	76,132

Change in net unrealized appreciation (depreciation)
of investments	271,823	305,814	82,300	132,279

Net gains (losses) on investments	372,405	362,692	108,011	220,458

Net increase (decrease) in net assets resulting from operations	$372,405	$362,692	$108,011	$220,458

(1) Represented the operations of BlackRock iShares Dynamic Allocation Class III Division until June 6, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division (1)	BNY Mellon IP Technology Growth Service Shares Division (2)	Calvert EAFE International Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$2,139,796	$546,882	$8,637,728	$1,308,483
Total assets	2,139,796	546,882	8,637,728	1,308,483
Total liabilities	—	—	—	—
Net assets	$2,139,796	$546,882	$8,637,728	$1,308,483

Net assets
Applicable to accumulation units	$2,139,796	$546,882	$8,637,728	$1,308,483
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,139,796	$546,882	$8,637,728	$1,308,483

Investments in shares of mutual funds, at cost	$2,050,166	$575,877	$7,343,726	$1,262,365

Shares of mutual funds owned	147,776	29,513	365,541	14,532

Accumulation units outstanding	191,568	49,716	212,729	126,237
Annuitized units outstanding	—	—	—	—
Total units outstanding	191,568	49,716	212,729	126,237

Statements of Operations
Year ended December 31, 2019
	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division (1)	BNY Mellon IP Technology Growth Service Shares Division (2)	Calvert EAFE International Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$26,036	$1,940	$—	$27,731

Expenses:
Mortality and expense risks	20,192	4,238	113,558	5,421
Administrative charges	2,726	756	13,628	1,267
Separate account rider charges	1,379	—	5,855	—
Net investment income (loss)	1,739	(3,054)	(133,041)	21,043

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,139	(6,319)	556,806	185
Capital gains distributions	79,588	35,182	1,168,054	—
Total realized gains (losses) on investments	80,727	28,863	1,724,860	185

Change in net unrealized appreciation (depreciation)
of investments	192,061	56,114	329,247	128,980

Net gains (losses) on investments	274,527	81,923	1,921,066	150,208

Net increase (decrease) in net assets resulting from operations	$274,527	$81,923	$1,921,066	$150,208

(1) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$943,274	$2,707,946	$4,488,888	$2,018,227
Total assets	943,274	2,707,946	4,488,888	2,018,227
Total liabilities	—	—	—	—
Net assets	$943,274	$2,707,946	$4,488,888	$2,018,227

Net assets
Applicable to accumulation units	$943,274	$2,707,946	$4,488,888	$2,018,227
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$943,274	$2,707,946	$4,488,888	$2,018,227

Investments in shares of mutual funds, at cost	$949,793	$2,744,513	$4,454,360	$2,062,546

Shares of mutual funds owned	17,160	33,568	39,955	77,297

Accumulation units outstanding	86,794	235,609	375,505	157,109
Annuitized units outstanding	—	—	—	—
Total units outstanding	86,794	235,609	375,505	157,109

Statements of Operations
Year ended December 31, 2019
	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$23,534	$21,258	$44,075	$—

Expenses:
Mortality and expense risks	2,710	15,433	27,751	11,108
Administrative charges	671	3,089	5,115	2,328
Separate account rider charges	—	—	—	—
Net investment income (loss)	20,153	2,736	11,209	(13,436)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,867	(13,593)	(7,714)	8,742
Capital gains distributions	—	175,581	264,221	178,699
Total realized gains (losses) on investments	1,867	161,988	256,507	187,441

Change in net unrealized appreciation (depreciation)
of investments	(4,096)	246,207	420,984	140,223

Net gains (losses) on investments	17,924	410,931	688,700	314,228

Net increase (decrease) in net assets resulting from operations	$17,924	$410,931	$688,700	$314,228

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$404,751	$1,033,855	$116,174,195	$475,876
Total assets	404,751	1,033,855	116,174,195	475,876
Total liabilities	—	—	—	—
Net assets	$404,751	$1,033,855	$116,174,195	$475,876

Net assets
Applicable to accumulation units	$404,751	$1,033,855	$116,174,195	$475,876
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$404,751	$1,033,855	$116,174,195	$475,876

Investments in shares of mutual funds, at cost	$394,951	$1,103,779	$112,858,787	$474,241

Shares of mutual funds owned	41,641	66,486	10,102,104	48,807

Accumulation units outstanding	38,559	94,994	5,336,883	46,511
Annuitized units outstanding	—	—	—	—
Total units outstanding	38,559	94,994	5,336,883	46,511

Statements of Operations
Year ended December 31, 2019
	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net investment income (loss)
Investment income:
Dividends	$5,625	$2,100	$3,694,346	$9,270

Expenses:
Mortality and expense risks	2,805	6,460	1,377,910	4,118
Administrative charges	383	1,146	113,372	463
Separate account rider charges	74	—	22,901	88
Net investment income (loss)	2,363	(5,506)	2,180,163	4,601

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,134	(16,730)	1,285,718	(704)
Capital gains distributions	—	68,599	—	—
Total realized gains (losses) on investments	1,134	51,869	1,285,718	(704)

Change in net unrealized appreciation (depreciation)
of investments	12,508	100,412	5,630,180	8,999

Net gains (losses) on investments	16,005	146,775	9,096,061	12,896

Net increase (decrease) in net assets resulting from operations	$16,005	$146,775	$9,096,061	$12,896

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,562,571	$24,944,021	$988,423,394	$176,257,628
Total assets	2,562,571	24,944,021	988,423,394	176,257,628
Total liabilities	—	—	—	—
Net assets	$2,562,571	$24,944,021	$988,423,394	$176,257,628

Net assets
Applicable to accumulation units	$2,562,571	$24,944,021	$988,423,394	$176,257,628
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,562,571	$24,944,021	$988,423,394	$176,257,628

Investments in shares of mutual funds, at cost	$2,609,175	$23,500,338	$818,855,744	$152,964,814

Shares of mutual funds owned	67,330	1,509,928	59,723,468	13,652,799

Accumulation units outstanding	160,042	2,111,666	55,108,936	13,367,376
Annuitized units outstanding	—	—	—	—
Total units outstanding	160,042	2,111,666	55,108,936	13,367,376

Statements of Operations
Year ended December 31, 2019
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$19,131	$511,715	$18,026,426	$2,781,663

Expenses:
Mortality and expense risks	30,358	282,134	12,424,614	2,139,653
Administrative charges	3,330	10,772	1,491,128	256,524
Separate account rider charges	1,972	—	376,673	65,584
Net investment income (loss)	(16,529)	218,809	3,734,011	319,902

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(559)	107,604	43,637,197	3,011,773
Capital gains distributions	197,272	1,009,930	40,863,423	2,553,107
Total realized gains (losses) on investments	196,713	1,117,534	84,500,620	5,564,880

Change in net unrealized appreciation (depreciation)
of investments	359,207	2,439,137	63,569,257	19,144,577

Net gains (losses) on investments	539,391	3,775,480	151,803,888	25,029,359

Net increase (decrease) in net assets resulting from operations	$539,391	$3,775,480	$151,803,888	$25,029,359

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482
Total assets	145,328,454	3,772,917,463	353,685,077	765,294,482
Total liabilities	—	—	—	—
Net assets	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482

Net assets
Applicable to accumulation units	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482

Investments in shares of mutual funds, at cost	$135,353,134	$2,959,728,131	$296,217,030	$701,344,581

Shares of mutual funds owned	12,410,628	201,868,243	26,140,804	63,774,540

Accumulation units outstanding	12,526,691	188,482,525	25,503,108	64,303,186
Annuitized units outstanding	—	—	—	—
Total units outstanding	12,526,691	188,482,525	25,503,108	64,303,186

Statements of Operations
Year ended December 31, 2019
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,009,551	$64,821,603	$5,363,155	$5,625,531

Expenses:
Mortality and expense risks	1,273,625	46,308,837	4,298,559	7,022,339
Administrative charges	152,853	5,557,709	520,251	842,779
Separate account rider charges	—	996,538	138,311	—
Net investment income (loss)	(416,927)	11,958,519	406,034	(2,239,587)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	336,055	162,444,860	7,070,338	700,021
Capital gains distributions	990,341	133,401,553	5,278,820	4,664,526
Total realized gains (losses) on investments	1,326,396	295,846,413	12,349,158	5,364,547

Change in net unrealized appreciation (depreciation)
of investments	11,807,300	345,786,028	45,499,580	78,184,013

Net gains (losses) on investments	12,716,769	653,590,960	58,254,772	81,308,973

Net increase (decrease) in net assets resulting from operations	$12,716,769	$653,590,960	$58,254,772	$81,308,973

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Assets
Investments in shares of mutual funds, at fair value	$279,863,718	$103,483,807	$44,280	$2,490,658
Total assets	279,863,718	103,483,807	44,280	2,490,658
Total liabilities	—	—	—	—
Net assets	$279,863,718	$103,483,807	$44,280	$2,490,658

Net assets
Applicable to accumulation units	$279,863,718	$103,483,807	$44,280	$2,490,658
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$279,863,718	$103,483,807	$44,280	$2,490,658

Investments in shares of mutual funds, at cost	$256,121,450	$82,035,915	$42,964	$2,186,197

Shares of mutual funds owned	20,250,631	6,587,129	3,319	107,634

Accumulation units outstanding	20,567,245	3,881,846	4,408	174,629
Annuitized units outstanding	—	—	—	—
Total units outstanding	20,567,245	3,881,846	4,408	174,629

Statements of Operations
Year ended December 31, 2019
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net investment income (loss)
Investment income:
Dividends	$4,384,707	$1,661,004	$1,503	$32,673

Expenses:
Mortality and expense risks	3,302,783	1,238,188	503	19,958
Administrative charges	396,380	80,066	65	3,273
Separate account rider charges	64,204	4,038	—	—
Net investment income (loss)	621,340	338,712	935	9,442

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,232,420	4,697,678	(55)	6,313
Capital gains distributions	5,779,031	5,003,662	—	100,999
Total realized gains (losses) on investments	11,011,451	9,701,340	(55)	107,312

Change in net unrealized appreciation (depreciation)
of investments	21,449,329	9,270,883	4,066	419,422

Net gains (losses) on investments	33,082,120	19,310,935	4,946	536,176

Net increase (decrease) in net assets resulting from operations	$33,082,120	$19,310,935	$4,946	$536,176

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division (1)	EQ GAMCO Small Company Value Class IB Division (1)	EQ Micro Cap Class IB Division (1)

Assets
Investments in shares of mutual funds, at fair value	$1,469,414	$—	$55,294	$10,480
Total assets	1,469,414	—	55,294	10,480
Total liabilities	—	—	—	—
Net assets	$1,469,414	$—	$55,294	$10,480

Net assets
Applicable to accumulation units	$1,469,414	$—	$55,294	$10,480
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,469,414	$—	$55,294	$10,480

Investments in shares of mutual funds, at cost	$1,588,555	$—	$54,354	$10,889

Shares of mutual funds owned	107,492	—	923	999

Accumulation units outstanding	117,871	—	5,085	958
Annuitized units outstanding	—	—	—	—
Total units outstanding	117,871	—	5,085	958

Statements of Operations
Year ended December 31, 2019
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division (1)	EQ GAMCO Small Company Value Class IB Division (1)	EQ Micro Cap Class IB Division (1)

Net investment income (loss)
Investment income:
Dividends	$4,688	$—	$314	$13

Expenses:
Mortality and expense risks	14,126	—	88	25
Administrative charges	1,815	—	22	6
Separate account rider charges	668	—	—	—
Net investment income (loss)	(11,921)	—	204	(18)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(55,764)	—	2	(3)
Capital gains distributions	93,472	—	1,279	968
Total realized gains (losses) on investments	37,708	—	1,281	965

Change in net unrealized appreciation (depreciation)
of investments	193,594	—	940	(410)

Net gains (losses) on investments	219,381	—	2,425	537

Net increase (decrease) in net assets resulting from operations	$219,381	$—	$2,425	$537

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	EQ SmartBeta Equity Class IB Division (1)	EQ Socially Responsible Class IB Division (1)	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$62,178	$16,581	$229,474,830	$7,664,804
Total assets	62,178	16,581	229,474,830	7,664,804
Total liabilities	—	—	—	—
Net assets	$62,178	$16,581	$229,474,830	$7,664,804

Net assets
Applicable to accumulation units	$62,178	$16,581	$229,328,786	$7,664,804
Applicable to contracts in annuitization period	—	—	146,044	—
Total net assets	$62,178	$16,581	$229,474,830	$7,664,804

Investments in shares of mutual funds, at cost	$60,578	$15,749	$180,253,125	$6,878,307

Shares of mutual funds owned	4,312	1,188	8,140,292	274,429

Accumulation units outstanding	5,747	1,475	11,621,816	573,202
Annuitized units outstanding	—	—	12,234	—
Total units outstanding	5,747	1,475	11,634,050	573,202

Statements of Operations
Year ended December 31, 2019
	EQ SmartBeta Equity Class IB Division (1)	EQ Socially Responsible Class IB Division (1)	Equity Income Class 1 Division	Equity Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$653	$130	$4,268,738	$101,959

Expenses:
Mortality and expense risks	230	36	2,802,412	48,229
Administrative charges	23	9	240,850	8,555
Separate account rider charges	—	—	17,119	—
Net investment income (loss)	400	85	1,208,357	45,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2)	1	17,099,538	11,995
Capital gains distributions	783	230	5,972,915	162,461
Total realized gains (losses) on investments	781	231	23,072,453	174,456

Change in net unrealized appreciation (depreciation)
of investments	1,599	832	30,640,488	1,124,305

Net gains (losses) on investments	2,780	1,148	54,921,298	1,343,936

Net increase (decrease) in net assets resulting from operations	$2,780	$1,148	$54,921,298	$1,343,936

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division (1)

Assets
Investments in shares of mutual funds, at fair value	$35,859,605	$50,632,508	$28,580,830	$142,053
Total assets	35,859,605	50,632,508	28,580,830	142,053
Total liabilities	—	—	—	—
Net assets	$35,859,605	$50,632,508	$28,580,830	$142,053

Net assets
Applicable to accumulation units	$35,859,605	$50,632,508	$28,580,830	$142,053
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$35,859,605	$50,632,508	$28,580,830	$142,053

Investments in shares of mutual funds, at cost	$28,733,382	$43,710,341	$25,962,914	$136,211

Shares of mutual funds owned	970,227	1,402,562	1,237,265	10,205

Accumulation units outstanding	990,426	1,832,502	1,165,471	13,201
Annuitized units outstanding	—	—	—	—
Total units outstanding	990,426	1,832,502	1,165,471	13,201

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division (1)

Net investment income (loss)
Investment income:
Dividends	$123,553	$104,516	$495,979	$2,430

Expenses:
Mortality and expense risks	439,073	585,849	347,045	292
Administrative charges	17,565	73,155	24,136	73
Separate account rider charges	—	8,538	4,163	—
Net investment income (loss)	(333,085)	(563,026)	120,635	2,065

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,594,806	2,997,343	359,249	15
Capital gains distributions	4,139,903	5,710,060	1,844,605	570
Total realized gains (losses) on investments	5,734,709	8,707,403	2,203,854	585

Change in net unrealized appreciation (depreciation)
of investments	3,690,848	4,283,215	3,877,696	5,842

Net gains (losses) on investments	9,092,472	12,427,592	6,202,185	8,492

Net increase (decrease) in net assets resulting from operations	$9,092,472	$12,427,592	$6,202,185	$8,492

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Freedom 2030 Service Class 2 Division (1)	Fidelity VIP Freedom 2040 Service Class 2 Division (1)	Fidelity VIP Freedom 2050 Service Class 2 Division (1)	Fidelity VIP Government Money Market Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$298,182	$719,516	$177,737	$31,462,445
Total assets	298,182	719,516	177,737	31,462,445
Total liabilities	—	—	—	—
Net assets	$298,182	$719,516	$177,737	$31,462,445

Net assets
Applicable to accumulation units	$298,182	$719,516	$177,737	$31,462,445
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$298,182	$719,516	$177,737	$31,462,445

Investments in shares of mutual funds, at cost	$294,341	$693,065	$172,839	$31,462,442

Shares of mutual funds owned	19,630	31,351	8,641	31,462,446

Accumulation units outstanding	27,311	64,854	16,013	7,795,418
Annuitized units outstanding	—	—	—	—
Total units outstanding	27,311	64,854	16,013	7,795,418

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Freedom 2030 Service Class 2 Division (1)	Fidelity VIP Freedom 2040 Service Class 2 Division (1)	Fidelity VIP Freedom 2050 Service Class 2 Division (1)	Fidelity VIP Government Money Market Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$4,755	$9,693	$1,880	$697,720

Expenses:
Mortality and expense risks	339	735	154	386,340
Administrative charges	85	184	38	30,475
Separate account rider charges	—	—	—	14,179
Net investment income (loss)	4,331	8,774	1,688	266,726

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,685	49	12	—
Capital gains distributions	653	1,118	591	—
Total realized gains (losses) on investments	4,338	1,167	603	—

Change in net unrealized appreciation (depreciation)
of investments	3,841	26,451	4,898	—

Net gains (losses) on investments	12,510	36,392	7,189	266,726

Net increase (decrease) in net assets resulting from operations	$12,510	$36,392	$7,189	$266,726

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$8,849,989	$14,563,181	$12,286,792	$95,250
Total assets	8,849,989	14,563,181	12,286,792	95,250
Total liabilities	—	—	—	—
Net assets	$8,849,989	$14,563,181	$12,286,792	$95,250

Net assets
Applicable to accumulation units	$8,849,989	$14,563,181	$12,286,792	$95,250
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,849,989	$14,563,181	$12,286,792	$95,250

Investments in shares of mutual funds, at cost	$8,849,990	$10,244,130	$9,708,358	$99,258

Shares of mutual funds owned	8,849,989	185,047	158,683	2,923

Accumulation units outstanding	880,129	544,846	346,351	6,677
Annuitized units outstanding	—	—	—	—
Total units outstanding	880,129	544,846	346,351	6,677

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$143,313	$23,074	$6,418	$718

Expenses:
Mortality and expense risks	78,143	177,343	145,454	847
Administrative charges	12,440	7,095	17,456	—
Separate account rider charges	—	—	6,752	—
Net investment income (loss)	52,730	(161,364)	(163,244)	(129)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,381,827	496,156	(87)
Capital gains distributions	—	898,813	730,995	9,445
Total realized gains (losses) on investments	—	2,280,640	1,227,151	9,358

Change in net unrealized appreciation (depreciation)
of investments	—	1,810,114	2,110,429	8,063

Net gains (losses) on investments	52,730	3,929,390	3,174,336	17,292

Net increase (decrease) in net assets resulting from operations	$52,730	$3,929,390	$3,174,336	$17,292

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$25,934,340	$23,490,425	$1,397,210	$1,252,718
Total assets	25,934,340	23,490,425	1,397,210	1,252,718
Total liabilities	—	—	—	—
Net assets	$25,934,340	$23,490,425	$1,397,210	$1,252,718

Net assets
Applicable to accumulation units	$25,934,340	$23,490,425	$1,397,210	$1,252,718
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$25,934,340	$23,490,425	$1,397,210	$1,252,718

Investments in shares of mutual funds, at cost	$26,238,919	$18,724,856	$1,309,195	$1,224,636

Shares of mutual funds owned	816,830	1,025,783	79,840	76,760

Accumulation units outstanding	1,168,911	1,179,702	118,101	115,664
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,168,911	1,179,702	118,101	115,664

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$167,860	$342,947	$23,927	$29,835

Expenses:
Mortality and expense risks	282,065	289,481	10,608	4,177
Administrative charges	36,623	35,091	1,534	1,027
Separate account rider charges	13,151	2,132	15	—
Net investment income (loss)	(163,979)	16,243	11,770	24,631

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(656,418)	1,867,805	4,757	84
Capital gains distributions	2,699,062	883,229	18,707	9,186
Total realized gains (losses) on investments	2,042,644	2,751,034	23,464	9,270

Change in net unrealized appreciation (depreciation)
of investments	2,756,548	2,595,098	139,722	30,265

Net gains (losses) on investments	4,635,213	5,362,375	174,956	64,166

Net increase (decrease) in net assets resulting from operations	$4,635,213	$5,362,375	$174,956	$64,166

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division (1)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$2,841,969	$4,044,350	$322,631	$11,835,201
Total assets	2,841,969	4,044,350	322,631	11,835,201
Total liabilities	—	—	—	—
Net assets	$2,841,969	$4,044,350	$322,631	$11,835,201

Net assets
Applicable to accumulation units	$2,841,969	$4,044,350	$322,631	$11,835,201
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,841,969	$4,044,350	$322,631	$11,835,201

Investments in shares of mutual funds, at cost	$2,740,682	$4,522,061	$322,309	$11,853,101

Shares of mutual funds owned	104,947	268,727	26,774	729,667

Accumulation units outstanding	206,427	158,456	31,758	389,672
Annuitized units outstanding	—	—	—	—
Total units outstanding	206,427	158,456	31,758	389,672

Statements of Operations
Year ended December 31, 2019
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division (1)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$23,272	$41,481	$—	$88,993

Expenses:
Mortality and expense risks	18,317	49,049	258	146,333
Administrative charges	3,083	5,608	64	17,401
Separate account rider charges	—	2,811	—	3,538
Net investment income (loss)	1,872	(15,987)	(322)	(78,279)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,238	(180,168)	11	(70,839)
Capital gains distributions	301,026	660,818	—	417,406
Total realized gains (losses) on investments	307,264	480,650	11	346,567

Change in net unrealized appreciation (depreciation)
of investments	163,124	385,729	322	2,732,906

Net gains (losses) on investments	472,260	850,392	11	3,001,194

Net increase (decrease) in net assets resulting from operations	$472,260	$850,392	$11	$3,001,194

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,444,925	$67,712	$5,915,884	$626,867
Total assets	1,444,925	67,712	5,915,884	626,867
Total liabilities	—	—	—	—
Net assets	$1,444,925	$67,712	$5,915,884	$626,867

Net assets
Applicable to accumulation units	$1,444,925	$67,712	$5,915,884	$626,867
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,444,925	$67,712	$5,915,884	$626,867

Investments in shares of mutual funds, at cost	$1,393,768	$68,371	$5,971,554	$627,249

Shares of mutual funds owned	88,266	7,507	468,770	50,109

Accumulation units outstanding	118,801	6,663	226,447	52,205
Annuitized units outstanding	—	—	—	—
Total units outstanding	118,801	6,663	226,447	52,205

Statements of Operations
Year ended December 31, 2019
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$7,183	$1,839	$27,508	$1,281

Expenses:
Mortality and expense risks	8,617	417	74,770	3,705
Administrative charges	1,407	89	8,722	688
Separate account rider charges	—	—	2,039	—
Net investment income (loss)	(2,841)	1,333	(58,023)	(3,112)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,018)	(78)	(271,839)	(7,917)
Capital gains distributions	47,929	—	121,018	12,975
Total realized gains (losses) on investments	42,911	(78)	(150,821)	5,058

Change in net unrealized appreciation (depreciation)
of investments	190,535	2,912	1,444,467	90,363

Net gains (losses) on investments	230,605	4,167	1,235,623	92,309

Net increase (decrease) in net assets resulting from operations	$230,605	$4,167	$1,235,623	$92,309

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Assets
Investments in shares of mutual funds, at fair value	$81,189,558	$3,212,995	$178,140	$144,280
Total assets	81,189,558	3,212,995	178,140	144,280
Total liabilities	—	—	—	—
Net assets	$81,189,558	$3,212,995	$178,140	$144,280

Net assets
Applicable to accumulation units	$81,189,558	$3,212,995	$178,140	$144,280
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$81,189,558	$3,212,995	$178,140	$144,280

Investments in shares of mutual funds, at cost	$84,622,813	$3,237,651	$179,982	$150,377

Shares of mutual funds owned	8,276,203	123,767	10,712	10,425

Accumulation units outstanding	7,169,432	295,316	19,262	14,620
Annuitized units outstanding	—	—	—	—
Total units outstanding	7,169,432	295,316	19,262	14,620

Statements of Operations
Year ended December 31, 2019
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net investment income (loss)
Investment income:
Dividends	$2,243,995	$153,312	$1,820	$1,027

Expenses:
Mortality and expense risks	1,001,324	36,056	1,916	1,594
Administrative charges	74,130	4,318	268	238
Separate account rider charges	17,641	1,011	21	20
Net investment income (loss)	1,150,900	111,927	(385)	(825)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,262,280)	(22,693)	(4,240)	(16,156)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(1,262,280)	(22,693)	(4,240)	(16,156)

Change in net unrealized appreciation (depreciation)
of investments	4,202,128	101,575	18,197	22,140

Net gains (losses) on investments	4,090,748	190,809	13,572	5,159

Net increase (decrease) in net assets resulting from operations	$4,090,748	$190,809	$13,572	$5,159

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Assets
Investments in shares of mutual funds, at fair value	$558,944	$43,067,771	$4,306,376	$488,758
Total assets	558,944	43,067,771	4,306,376	488,758
Total liabilities	—	—	—	—
Net assets	$558,944	$43,067,771	$4,306,376	$488,758

Net assets
Applicable to accumulation units	$558,944	$43,067,771	$4,306,376	$488,758
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$558,944	$43,067,771	$4,306,376	$488,758

Investments in shares of mutual funds, at cost	$556,839	$39,064,171	$3,349,268	$498,106

Shares of mutual funds owned	23,135	2,514,172	64,131	45,551

Accumulation units outstanding	56,774	1,427,212	177,893	43,426
Annuitized units outstanding	—	—	—	—
Total units outstanding	56,774	1,427,212	177,893	43,426

Statements of Operations
Year ended December 31, 2019
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net investment income (loss)
Investment income:
Dividends	$12,883	$396,414	$—	$—

Expenses:
Mortality and expense risks	6,158	519,375	54,196	3,784
Administrative charges	807	45,796	2,168	554
Separate account rider charges	114	4,066	—	—
Net investment income (loss)	5,804	(172,823)	(56,364)	(4,338)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	225	441,742	390,829	(4,186)
Capital gains distributions	—	1,129,303	584,037	—
Total realized gains (losses) on investments	225	1,571,045	974,866	(4,186)

Change in net unrealized appreciation (depreciation)
of investments	13,267	4,885,242	326,403	54,256

Net gains (losses) on investments	19,296	6,283,464	1,244,905	45,732

Net increase (decrease) in net assets resulting from operations	$19,296	$6,283,464	$1,244,905	$45,732

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$13,547,364	$7,018,218	$2,876,696	$6,938,872
Total assets	13,547,364	7,018,218	2,876,696	6,938,872
Total liabilities	—	—	—	—
Net assets	$13,547,364	$7,018,218	$2,876,696	$6,938,872

Net assets
Applicable to accumulation units	$13,547,364	$7,018,218	$2,876,696	$6,938,872
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$13,547,364	$7,018,218	$2,876,696	$6,938,872

Investments in shares of mutual funds, at cost	$12,142,608	$6,762,340	$2,532,994	$6,313,878

Shares of mutual funds owned	387,621	232,161	100,972	177,646

Accumulation units outstanding	670,204	264,181	213,307	515,775
Annuitized units outstanding	—	—	—	—
Total units outstanding	670,204	264,181	213,307	515,775

Statements of Operations
Year ended December 31, 2019
	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$123,141	$2,785	$—	$105,656

Expenses:
Mortality and expense risks	167,636	84,252	16,185	87,328
Administrative charges	6,706	4,067	2,845	10,481
Separate account rider charges	—	256	—	3,217
Net investment income (loss)	(51,201)	(85,790)	(19,030)	4,630

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	656,662	(223,335)	(16,260)	140,504
Capital gains distributions	1,496,496	154,808	54,436	426,815
Total realized gains (losses) on investments	2,153,158	(68,527)	38,176	567,319

Change in net unrealized appreciation (depreciation)
of investments	1,103,853	1,930,700	531,392	1,068,605

Net gains (losses) on investments	3,205,810	1,776,383	550,538	1,640,554

Net increase (decrease) in net assets resulting from operations	$3,205,810	$1,776,383	$550,538	$1,640,554

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Oppenheimer V.I. Main Street Small Cap Series II Division (1)	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$1,691,600	$1,078,974	$447,973	$6,547,810
Total assets	1,691,600	1,078,974	447,973	6,547,810
Total liabilities	—	—	—	—
Net assets	$1,691,600	$1,078,974	$447,973	$6,547,810

Net assets
Applicable to accumulation units	$1,691,600	$1,078,974	$447,973	$6,547,810
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,691,600	$1,078,974	$447,973	$6,547,810

Investments in shares of mutual funds, at cost	$1,607,724	$1,068,424	$448,294	$6,968,389

Shares of mutual funds owned	43,961	197,615	19,571	369,307

Accumulation units outstanding	148,528	51,429	26,479	237,044
Annuitized units outstanding	—	—	—	—
Total units outstanding	148,528	51,429	26,479	237,044

Statements of Operations
Year ended December 31, 2019
	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Oppenheimer V.I. Main Street Small Cap Series II Division (1)	Invesco Small Cap Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$16,839	$—	$—	$—

Expenses:
Mortality and expense risks	10,441	14,133	5,557	78,822
Administrative charges	1,788	565	222	7,926
Separate account rider charges	—	—	—	3,536
Net investment income (loss)	4,610	(14,698)	(5,779)	(90,284)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	304	9,667	860	(268,543)
Capital gains distributions	84,638	152,320	41,139	767,392
Total realized gains (losses) on investments	84,942	161,987	41,999	498,849

Change in net unrealized appreciation (depreciation)
of investments	180,327	171,323	59,327	954,401

Net gains (losses) on investments	269,879	318,612	95,547	1,362,966

Net increase (decrease) in net assets resulting from operations	$269,879	$318,612	$95,547	$1,362,966

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$3,038,459	$3,317,641	$10,067,295	$3,115,567
Total assets	3,038,459	3,317,641	10,067,295	3,115,567
Total liabilities	—	—	—	—
Net assets	$3,038,459	$3,317,641	$10,067,295	$3,115,567

Net assets
Applicable to accumulation units	$3,038,459	$3,317,641	$10,067,295	$3,115,567
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,038,459	$3,317,641	$10,067,295	$3,115,567

Investments in shares of mutual funds, at cost	$2,424,354	$3,536,503	$7,125,436	$3,073,777

Shares of mutual funds owned	111,585	592,436	125,951	239,844

Accumulation units outstanding	182,286	181,125	365,860	290,302
Annuitized units outstanding	—	—	—	—
Total units outstanding	182,286	181,125	365,860	290,302

Statements of Operations
Year ended December 31, 2019
	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$7,643	$4,945	$73,012

Expenses:
Mortality and expense risks	39,347	40,421	124,048	23,972
Administrative charges	1,574	4,851	4,962	3,327
Separate account rider charges	—	800	—	795
Net investment income (loss)	(40,921)	(38,429)	(124,065)	44,918

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	281,257	(284,072)	1,072,503	237
Capital gains distributions	251,489	676,206	615,968	—
Total realized gains (losses) on investments	532,746	392,134	1,688,471	237

Change in net unrealized appreciation (depreciation)
of investments	433,265	448,184	1,213,597	123,943

Net gains (losses) on investments	925,090	801,889	2,778,003	169,098

Net increase (decrease) in net assets resulting from operations	$925,090	$801,889	$2,778,003	$169,098

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Janus Henderson Global Technology Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$348,192	$168,969,535	$99,605,055	$15,836,448
Total assets	348,192	168,969,535	99,605,055	15,836,448
Total liabilities	—	—	—	—
Net assets	$348,192	$168,969,535	$99,605,055	$15,836,448

Net assets
Applicable to accumulation units	$348,192	$168,969,535	$99,605,055	$15,836,448
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$348,192	$168,969,535	$99,605,055	$15,836,448

Investments in shares of mutual funds, at cost	$323,192	$136,263,595	$66,054,252	$14,463,941

Shares of mutual funds owned	23,166	4,489,095	4,933,386	793,012

Accumulation units outstanding	29,872	3,666,156	4,495,585	1,221,373
Annuitized units outstanding	—	—	—	—
Total units outstanding	29,872	3,666,156	4,495,585	1,221,373

Statements of Operations
Year ended December 31, 2019
	Janus Henderson Global Technology Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$79,527	$1,770,545	$236,328

Expenses:
Mortality and expense risks	508	1,734,085	1,149,560	83,427
Administrative charges	114	101,259	88,064	16,541
Separate account rider charges	—	10,401	19,356	—
Net investment income (loss)	(622)	(1,766,218)	513,565	136,360

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	210	10,298,934	8,354,908	57,445
Capital gains distributions	—	11,945,260	4,034,790	570,361
Total realized gains (losses) on investments	210	22,244,194	12,389,698	627,806

Change in net unrealized appreciation (depreciation)
of investments	25,001	17,797,460	11,618,691	1,957,657

Net gains (losses) on investments	24,589	38,275,436	24,521,954	2,721,823

Net increase (decrease) in net assets resulting from operations	$24,589	$38,275,436	$24,521,954	$2,721,823

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	MFS International Intrinsic Value Service Class Division (1)	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$7,484,906	$4,806,641	$15,284,102	$5,292,259
Total assets	7,484,906	4,806,641	15,284,102	5,292,259
Total liabilities	—	—	—	—
Net assets	$7,484,906	$4,806,641	$15,284,102	$5,292,259

Net assets
Applicable to accumulation units	$7,484,906	$4,806,641	$15,284,102	$5,292,259
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,484,906	$4,806,641	$15,284,102	$5,292,259

Investments in shares of mutual funds, at cost	$6,685,000	$4,899,968	$13,179,423	$4,778,221

Shares of mutual funds owned	253,984	266,739	442,248	257,907

Accumulation units outstanding	569,058	301,371	708,834	169,977
Annuitized units outstanding	—	—	—	—
Total units outstanding	569,058	301,371	708,834	169,977

Statements of Operations
Year ended December 31, 2019
	MFS International Intrinsic Value Service Class Division (1)	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net investment income (loss)
Investment income:
Dividends	$100,017	$—	$547,492	$97,134

Expenses:
Mortality and expense risks	74,216	40,059	167,639	63,998
Administrative charges	9,252	4,904	21,313	7,681
Separate account rider charges	625	1,929	6,388	2,014
Net investment income (loss)	15,924	(46,892)	352,152	23,441

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	149,376	145,196	(145,695)	616
Capital gains distributions	209,662	794,745	43,365	233,392
Total realized gains (losses) on investments	359,038	939,941	(102,330)	234,008

Change in net unrealized appreciation (depreciation)
of investments	1,023,593	250,524	2,611,742	971,917

Net gains (losses) on investments	1,398,555	1,143,573	2,861,564	1,229,366

Net increase (decrease) in net assets resulting from operations	$1,398,555	$1,143,573	$2,861,564	$1,229,366

(1) Represented the operations of MFS International Value Service Class Division until June 6, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division

Assets
Investments in shares of mutual funds, at fair value	$338,479,545	$3,506,104	$6,633,874	$15,562
Total assets	338,479,545	3,506,104	6,633,874	15,562
Total liabilities	—	—	—	—
Net assets	$338,479,545	$3,506,104	$6,633,874	$15,562

Net assets
Applicable to accumulation units	$338,479,545	$3,506,104	$6,633,874	$15,562
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$338,479,545	$3,506,104	$6,633,874	$15,562

Investments in shares of mutual funds, at cost	$300,946,395	$3,201,388	$6,121,853	$15,257

Shares of mutual funds owned	5,646,973	129,186	246,704	577

Accumulation units outstanding	2,907,972	252,420	220,290	1,408
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,907,972	252,420	220,290	1,408

Statements of Operations
Year ended December 31, 2019
	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division

Net investment income (loss)
Investment income:
Dividends	$888,968	$—	$26,799	$37

Expenses:
Mortality and expense risks	4,005,494	34,517	70,402	24
Administrative charges	260,970	4,748	8,449	6
Separate account rider charges	19,603	270	1,554	—
Net investment income (loss)	(3,397,099)	(39,535)	(53,606)	7

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,568,551	88,264	471,482	(44)
Capital gains distributions	45,208,818	250,856	356,988	707
Total realized gains (losses) on investments	67,777,369	339,120	828,470	663

Change in net unrealized appreciation (depreciation)
of investments	45,967,907	464,714	202,087	430

Net gains (losses) on investments	110,348,177	764,299	976,951	1,100

Net increase (decrease) in net assets resulting from operations	$110,348,177	$764,299	$976,951	$1,100

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$2,418,683	$112,386	$51,476	$19,995,082
Total assets	2,418,683	112,386	51,476	19,995,082
Total liabilities	—	—	—	—
Net assets	$2,418,683	$112,386	$51,476	$19,995,082

Net assets
Applicable to accumulation units	$2,418,683	$112,386	$51,476	$19,995,082
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,418,683	$112,386	$51,476	$19,995,082

Investments in shares of mutual funds, at cost	$2,317,622	$107,993	$52,451	$19,406,321

Shares of mutual funds owned	224,159	10,292	8,081	2,515,105

Accumulation units outstanding	146,674	10,170	5,759	1,296,959
Annuitized units outstanding	—	—	—	—
Total units outstanding	146,674	10,170	5,759	1,296,959

Statements of Operations
Year ended December 31, 2019
	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$75,019	$3,031	$2,023	$941,455

Expenses:
Mortality and expense risks	32,606	1,113	352	225,340
Administrative charges	3,913	160	73	28,570
Separate account rider charges	1,045	—	—	4,576
Net investment income (loss)	37,455	1,758	1,598	682,969

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,142)	196	(944)	(136,964)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(63,142)	196	(944)	(136,964)

Change in net unrealized appreciation (depreciation)
of investments	280,847	8,554	3,743	1,771,178

Net gains (losses) on investments	255,160	10,508	4,397	2,317,183

Net increase (decrease) in net assets resulting from operations	$255,160	$10,508	$4,397	$2,317,183

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,525,804	$22,921,307	$97,426,768	$5,277,728
Total assets	1,525,804	22,921,307	97,426,768	5,277,728
Total liabilities	—	—	—	—
Net assets	$1,525,804	$22,921,307	$97,426,768	$5,277,728

Net assets
Applicable to accumulation units	$1,525,804	$22,921,307	$97,426,768	$5,277,728
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,525,804	$22,921,307	$97,426,768	$5,277,728

Investments in shares of mutual funds, at cost	$1,522,574	$22,884,909	$76,483,076	$4,942,122

Shares of mutual funds owned	149,589	2,079,974	3,171,444	174,068

Accumulation units outstanding	149,387	1,771,251	4,600,862	396,730
Annuitized units outstanding	—	—	—	—
Total units outstanding	149,387	1,771,251	4,600,862	396,730

Statements of Operations
Year ended December 31, 2019
	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$29,222	$666,027	$1,524,187	$54,371

Expenses:
Mortality and expense risks	10,926	261,720	1,220,327	25,498
Administrative charges	1,589	33,233	114,170	5,089
Separate account rider charges	304	4,555	18,541	—
Net investment income (loss)	16,403	366,519	171,149	23,784

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,074	(222,581)	4,940,174	8,924
Capital gains distributions	—	—	8,501,132	346,247
Total realized gains (losses) on investments	4,074	(222,581)	13,441,306	355,171

Change in net unrealized appreciation (depreciation)
of investments	7,635	1,307,644	12,272,884	471,338

Net gains (losses) on investments	28,112	1,451,582	25,885,339	850,293

Net increase (decrease) in net assets resulting from operations	$28,112	$1,451,582	$25,885,339	$850,293

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$16,849,543	$82,586,232	$57,570,462	$15,574,030
Total assets	16,849,543	82,586,232	57,570,462	15,574,030
Total liabilities	—	—	—	—
Net assets	$16,849,543	$82,586,232	$57,570,462	$15,574,030

Net assets
Applicable to accumulation units	$16,849,543	$82,586,232	$57,570,462	$15,574,030
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,849,543	$82,586,232	$57,570,462	$15,574,030

Investments in shares of mutual funds, at cost	$16,019,922	$73,422,199	$53,685,190	$13,605,952

Shares of mutual funds owned	1,321,533	5,941,455	4,387,993	960,174

Accumulation units outstanding	934,631	4,011,932	2,723,515	704,945
Annuitized units outstanding	—	—	—	—
Total units outstanding	934,631	4,011,932	2,723,515	704,945

Statements of Operations
Year ended December 31, 2019
	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$485,009	$2,028,529	$1,164,425	$270,134

Expenses:
Mortality and expense risks	214,965	1,045,048	705,643	179,300
Administrative charges	23,277	118,022	81,517	20,754
Separate account rider charges	2,536	9,030	5,954	2,780
Net investment income (loss)	244,231	856,429	371,311	67,300

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	526,211	4,896,631	2,233,247	593,428
Capital gains distributions	916,072	3,596,029	2,932,847	732,830
Total realized gains (losses) on investments	1,442,283	8,492,660	5,166,094	1,326,258

Change in net unrealized appreciation (depreciation)
of investments	377,927	3,601,273	5,019,700	1,558,385

Net gains (losses) on investments	2,064,441	12,950,362	10,557,105	2,951,943

Net increase (decrease) in net assets resulting from operations	$2,064,441	$12,950,362	$10,557,105	$2,951,943

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$11,861,338	$10,633,375	$67,480,063	$6,105,983
Total assets	11,861,338	10,633,375	67,480,063	6,105,983
Total liabilities	—	—	—	—
Net assets	$11,861,338	$10,633,375	$67,480,063	$6,105,983

Net assets
Applicable to accumulation units	$11,861,338	$10,633,375	$67,480,063	$6,105,983
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$11,861,338	$10,633,375	$67,480,063	$6,105,983

Investments in shares of mutual funds, at cost	$10,668,518	$10,248,511	$61,255,105	$5,931,794

Shares of mutual funds owned	760,830	892,061	3,138,608	283,209

Accumulation units outstanding	549,476	662,148	977,715	441,130
Annuitized units outstanding	—	—	—	—
Total units outstanding	549,476	662,148	977,715	441,130

Statements of Operations
Year ended December 31, 2019
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$219,230	$265,956	$1,229,312	$76,986

Expenses:
Mortality and expense risks	136,550	140,085	858,214	40,090
Administrative charges	16,279	14,767	69,633	6,692
Separate account rider charges	1,050	2,221	20,315	—
Net investment income (loss)	65,351	108,883	281,150	30,204

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	379,376	289,969	5,235,761	(775)
Capital gains distributions	699,559	435,243	4,527,094	312,150
Total realized gains (losses) on investments	1,078,935	725,212	9,762,855	311,375

Change in net unrealized appreciation (depreciation)
of investments	1,254,271	327,916	7,368,808	675,230

Net gains (losses) on investments	2,398,557	1,162,011	17,412,813	1,016,809

Net increase (decrease) in net assets resulting from operations	$2,398,557	$1,162,011	$17,412,813	$1,016,809

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$606,375	$499,045	$3,094,997	$427,977,306
Total assets	606,375	499,045	3,094,997	427,977,306
Total liabilities	—	—	—	—
Net assets	$606,375	$499,045	$3,094,997	$427,977,306

Net assets
Applicable to accumulation units	$606,375	$499,045	$3,094,997	$427,977,306
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$606,375	$499,045	$3,094,997	$427,977,306

Investments in shares of mutual funds, at cost	$562,747	$522,561	$2,508,927	$426,614,249

Shares of mutual funds owned	7,980	6,132	63,344	27,311,889

Accumulation units outstanding	53,471	68,023	201,423	23,733,630
Annuitized units outstanding	—	—	—	—
Total units outstanding	53,471	68,023	201,423	23,733,630

Statements of Operations
Year ended December 31, 2019
	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$7,609	$3,051	$10,612,144

Expenses:
Mortality and expense risks	5,846	5,093	21,751	5,452,149
Administrative charges	838	691	3,631	603,843
Separate account rider charges	—	369	—	54,305
Net investment income (loss)	(6,684)	1,456	(22,331)	4,501,847

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,805	(5,564)	27,852	3,304,718
Capital gains distributions	25,583	—	55,162	15,208,949
Total realized gains (losses) on investments	27,388	(5,564)	83,014	18,513,667

Change in net unrealized appreciation (depreciation)
of investments	78,927	64,075	655,958	50,648,846

Net gains (losses) on investments	99,631	59,967	716,641	73,664,360

Net increase (decrease) in net assets resulting from operations	$99,631	$59,967	$716,641	$73,664,360

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$22,821,199	$102,121,678	$8,927,893	$89,362,293
Total assets	22,821,199	102,121,678	8,927,893	89,362,293
Total liabilities	—	—	—	—
Net assets	$22,821,199	$102,121,678	$8,927,893	$89,362,293

Net assets
Applicable to accumulation units	$22,821,199	$102,121,678	$8,927,893	$89,362,293
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$22,821,199	$102,121,678	$8,927,893	$89,362,293

Investments in shares of mutual funds, at cost	$22,299,322	$102,412,755	$8,756,050	$82,227,826

Shares of mutual funds owned	1,474,238	8,377,496	742,136	4,481,559

Accumulation units outstanding	1,918,479	6,014,002	773,877	4,770,301
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,918,479	6,014,002	773,877	4,770,301

Statements of Operations
Year ended December 31, 2019
	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$447,715	$2,892,642	$213,181	$1,602,856

Expenses:
Mortality and expense risks	150,114	1,302,778	62,589	1,104,765
Administrative charges	26,931	145,804	11,001	119,044
Separate account rider charges	—	26,267	—	39,529
Net investment income (loss)	270,670	1,417,793	139,591	339,518

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(15,916)	(367,229)	(52,749)	(528,771)
Capital gains distributions	707,372	2,015,406	159,984	3,991,903
Total realized gains (losses) on investments	691,456	1,648,177	107,235	3,463,132

Change in net unrealized appreciation (depreciation)
of investments	1,939,678	10,844,136	704,735	14,010,768

Net gains (losses) on investments	2,901,804	13,910,106	951,561	17,813,418

Net increase (decrease) in net assets resulting from operations	$2,901,804	$13,910,106	$951,561	$17,813,418

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$15,671,496	$121,789,147	$16,832,897	$53,899,787
Total assets	15,671,496	121,789,147	16,832,897	53,899,787
Total liabilities	—	—	—	—
Net assets	$15,671,496	$121,789,147	$16,832,897	$53,899,787

Net assets
Applicable to accumulation units	$15,671,496	$121,789,147	$16,832,897	$53,899,787
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$15,671,496	$121,789,147	$16,832,897	$53,899,787

Investments in shares of mutual funds, at cost	$14,744,342	$124,381,309	$16,865,706	$49,377,630

Shares of mutual funds owned	798,344	9,681,172	1,353,127	2,466,809

Accumulation units outstanding	1,277,973	7,363,100	1,491,010	2,857,502
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,277,973	7,363,100	1,491,010	2,857,502

Statements of Operations
Year ended December 31, 2019
	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$207,339	$4,286,637	$509,998	$792,710

Expenses:
Mortality and expense risks	102,035	1,565,208	119,586	668,710
Administrative charges	18,301	160,882	21,680	71,926
Separate account rider charges	—	35,911	—	44,994
Net investment income (loss)	87,003	2,524,636	368,732	7,080

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(197,135)	(1,816,480)	(42,573)	(355,117)
Capital gains distributions	592,642	3,510,843	444,342	2,669,409
Total realized gains (losses) on investments	395,507	1,694,363	401,769	2,314,292

Change in net unrealized appreciation (depreciation)
of investments	1,980,212	9,732,166	796,351	9,809,596

Net gains (losses) on investments	2,462,722	13,951,165	1,566,852	12,130,968

Net increase (decrease) in net assets resulting from operations	$2,462,722	$13,951,165	$1,566,852	$12,130,968

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$9,817,608	$70,426,988	$94,321,287	$2,452,075
Total assets	9,817,608	70,426,988	94,321,287	2,452,075
Total liabilities	—	—	—	—
Net assets	$9,817,608	$70,426,988	$94,321,287	$2,452,075

Net assets
Applicable to accumulation units	$9,817,608	$70,426,988	$94,321,287	$2,452,075
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,817,608	$70,426,988	$94,321,287	$2,452,075

Investments in shares of mutual funds, at cost	$9,157,976	$70,318,400	$91,832,918	$2,467,316

Shares of mutual funds owned	455,997	27,403,498	6,152,726	160,687

Accumulation units outstanding	772,635	5,888,713	3,367,102	209,817
Annuitized units outstanding	—	—	—	—
Total units outstanding	772,635	5,888,713	3,367,102	209,817

Statements of Operations
Year ended December 31, 2019
	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$116,734	$1,887,518	$306,075	$1,669

Expenses:
Mortality and expense risks	72,147	885,706	1,173,564	15,018
Administrative charges	12,144	93,784	84,964	2,676
Separate account rider charges	—	2,575	13,341	—
Net investment income (loss)	32,443	905,453	(965,794)	(16,025)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,693	(209,413)	1,295,263	(10,050)
Capital gains distributions	462,971	—	14,541,856	282,763
Total realized gains (losses) on investments	464,664	(209,413)	15,837,119	272,713

Change in net unrealized appreciation (depreciation)
of investments	1,256,273	1,637,793	6,475,160	125,227

Net gains (losses) on investments	1,753,380	2,333,833	21,346,485	381,915

Net increase (decrease) in net assets resulting from operations	$1,753,380	$2,333,833	$21,346,485	$381,915.00

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$25,128,752	$26,161,281	$5,135,868	$661,321
Total assets	25,128,752	26,161,281	5,135,868	661,321
Total liabilities	—	—	—	—
Net assets	$25,128,752	$26,161,281	$5,135,868	$661,321

Net assets
Applicable to accumulation units	$25,128,752	$26,161,281	$5,135,868	$661,321
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$25,128,752	$26,161,281	$5,135,868	$661,321

Investments in shares of mutual funds, at cost	$17,203,293	$21,750,360	$5,344,916	$717,155

Shares of mutual funds owned	671,533	550,996	314,505	60,672

Accumulation units outstanding	750,517	384,143	528,460	27,401
Annuitized units outstanding	—	—	—	—
Total units outstanding	750,517	384,143	528,460	27,401

Statements of Operations
Year ended December 31, 2019
	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$1	$341,834	$19,901

Expenses:
Mortality and expense risks	295,353	326,716	54,613	6,068
Administrative charges	35,826	39,211	5,157	—
Separate account rider charges	16,257	12,266	36	—
Net investment income (loss)	(347,436)	(378,192)	282,028	13,833

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,393,150	1,533,158	(4,983)	13,127
Capital gains distributions	656,257	1,152,741	—	136,712
Total realized gains (losses) on investments	3,049,407	2,685,899	(4,983)	149,839

Change in net unrealized appreciation (depreciation)
of investments	2,988,815	3,884,057	(251,832)	(69,823)

Net gains (losses) on investments	5,690,786	6,191,764	25,213	93,849

Net increase (decrease) in net assets resulting from operations	$5,690,786	$6,191,764	$25,213	$93,849

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division

Assets
Investments in shares of mutual funds, at fair value	$303,906	$624,179	$1,016,846	$294,919
Total assets	303,906	624,179	1,016,846	294,919
Total liabilities	—	—	—	—
Net assets	$303,906	$624,179	$1,016,846	$294,919

Net assets
Applicable to accumulation units	$303,906	$624,179	$1,016,846	$294,919
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$303,906	$624,179	$1,016,846	$294,919

Investments in shares of mutual funds, at cost	$305,498	$594,406	$998,637	$286,879

Shares of mutual funds owned	26,658	38,577	76,743	23,518

Accumulation units outstanding	27,475	58,588	94,938	27,975
Annuitized units outstanding	—	—	—	—
Total units outstanding	27,475	58,588	94,938	27,975

Statements of Operations
Year ended December 31, 2019
	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division

Net investment income (loss)
Investment income:
Dividends	$3,070	$7,862	$7,104	$36

Expenses:
Mortality and expense risks	1,731	1,986	1,725	856
Administrative charges	365	491	425	126
Separate account rider charges	—	—	—	283
Net investment income (loss)	974	5,385	4,954	(1,229)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,557	(227)	(35)	706
Capital gains distributions	13,581	18,463	8,333	20
Total realized gains (losses) on investments	16,138	18,236	8,298	726

Change in net unrealized appreciation (depreciation)
of investments	(4,844)	32,198	20,850	8,040

Net gains (losses) on investments	12,268	55,819	34,102	7,537

Net increase (decrease) in net assets resulting from operations	$12,268	$55,819	$34,102	$7,537

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2019
	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$1,043,513	$237,263	$3,957,008
Total assets	1,043,513	237,263	3,957,008
Total liabilities	—	—	—
Net assets	$1,043,513	$237,263	$3,957,008

Net assets
Applicable to accumulation units	$1,043,513	$237,263	$3,957,008
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,043,513	$237,263	$3,957,008

Investments in shares of mutual funds, at cost	$987,148	$231,789	$4,394,776

Shares of mutual funds owned	63,282	17,523	216,704

Accumulation units outstanding	97,754	22,031	483,954
Annuitized units outstanding	—	—	—
Total units outstanding	97,754	22,031	483,954

Statements of Operations
Year ended December 31, 2019
	TOPS Growth ETF Portfolio Investor Class Division	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$12,471	$713	$—

Expenses:
Mortality and expense risks	5,116	350	48,835
Administrative charges	1,221	77	5,458
Separate account rider charges	165	—	2,049
Net investment income (loss)	5,969	286	(56,342)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,702	1,168	(362,083)
Capital gains distributions	24,166	919	—
Total realized gains (losses) on investments	30,868	2,087	(362,083)

Change in net unrealized appreciation (depreciation)
of investments	56,486	5,737	802,914

Net gains (losses) on investments	93,323	8,110	384,489

Net increase (decrease) in net assets resulting from operations	$93,323	$8,110	$384,489

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2018	$4,775,181	$5,183,572	$113,522	$2,339,237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77,444)	(53,383)	10,722	(34,190)
Total realized gains (losses) on investments	192,836	357,196	1,478	43,644
Change in net unrealized appreciation (depreciation)
of investments	(215,621)	(1,153,428)	(40,514)	(139,577)
Net gains (losses) on investments	(100,229)	(849,615)	(28,314)	(130,123)
Net increase (decrease) in net assets resulting from operations	(100,229)	(849,615)	(28,314)	(130,123)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,049,822	601,050	156,413	118,799
Administration charges	(280)	(64)	(319)	(1,341)
Contingent sales charges	(3,376)	(1,343)	(19)	(965)
Contract terminations	(486,642)	(211,976)	(2,601)	(139,087)
Death benefit payments	(35,629)	(8,689)	—	—
Flexible withdrawal option payments	(26,934)	(30,310)	(634)	(24,593)
Transfers to other contracts	(701,361)	(548,169)	(13,238)	(315,557)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(204,400)	(199,501)	139,602	(362,744)
Total increase (decrease)	(304,629)	(1,049,116)	111,288	(492,867)
Net assets as of December 31, 2018	4,470,552	4,134,456	224,810	1,846,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71,934)	(41,846)	(3,228)	(27,766)
Total realized gains (losses) on investments	539,459	510,926	6,997	367,894
Change in net unrealized appreciation (depreciation)
of investments	981,251	290,994	110,089	244,068
Net gains (losses) on investments	1,448,776	760,074	113,858	584,196
Net increase (decrease) in net assets resulting from operations	1,448,776	760,074	113,858	584,196
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,457	410,219	209,071	161,127
Administration charges	(155)	—	(975)	(940)
Contingent sales charges	(5,271)	(923)	(7)	(3,009)
Contract terminations	(948,997)	(206,957)	(353)	(541,655)
Death benefit payments	(347,653)	(24,117)	—	(124,660)
Flexible withdrawal option payments	(42,525)	(30,022)	(1,480)	(25,007)
Transfers to other contracts	(613,291)	(163,568)	(17,670)	(230,329)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,370,435)	(15,368)	188,586	(764,473)
Total increase (decrease)	78,341	744,706	302,444	(180,277)
Net assets as of December 31, 2019	$4,548,893	$4,879,162	$527,254	$1,666,093

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2018	$11,044,484	$42,538,825	$9,987,649	$3,781,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,413	548,339	(20,203)	(41,330)
Total realized gains (losses) on investments	1,654,459	(1,924,563)	810,023	734,926
Change in net unrealized appreciation (depreciation)
of investments	(2,472,593)	(338,271)	(2,086,089)	(679,662)
Net gains (losses) on investments	(741,721)	(1,714,495)	(1,296,269)	13,934
Net increase (decrease) in net assets resulting from operations	(741,721)	(1,714,495)	(1,296,269)	13,934
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	157,498	4,555,757	1,030,633	346,648
Administration charges	(897)	(233,395)	(379)	(610)
Contingent sales charges	(521)	(24,641)	(4,335)	(303)
Contract terminations	(831,709)	(3,599,512)	(709,198)	(434,333)
Death benefit payments	(25,442)	(433,000)	(12,247)	(10,362)
Flexible withdrawal option payments	(134,915)	(1,488,008)	(65,179)	(66,563)
Transfers to other contracts	(443,941)	(5,231,319)	(1,217,151)	(163,164)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,279,927)	(6,454,118)	(977,856)	(328,687)
Total increase (decrease)	(2,021,648)	(8,168,613)	(2,274,125)	(314,753)
Net assets as of December 31, 2018	9,022,836	34,370,212	7,713,524	3,466,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84,155	303,127	39,610	(49,626)
Total realized gains (losses) on investments	1,518,079	(524,818)	913,883	882,150
Change in net unrealized appreciation (depreciation)
of investments	331,794	2,697,738	1,096,939	213,258
Net gains (losses) on investments	1,934,028	2,476,047	2,050,432	1,045,782
Net increase (decrease) in net assets resulting from operations	1,934,028	2,476,047	2,050,432	1,045,782
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	368,576	4,168,207	655,278	309,700
Administration charges	(580)	(153,408)	(241)	(477)
Contingent sales charges	(582)	(26,413)	(3,116)	(693)
Contract terminations	(1,050,910)	(4,794,953)	(659,970)	(823,217)
Death benefit payments	(69,402)	(302,210)	(47,913)	(1,346)
Flexible withdrawal option payments	(135,418)	(1,333,078)	(57,763)	(55,232)
Transfers to other contracts	(257,318)	(1,685,504)	(520,087)	(218,387)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,145,634)	(4,127,359)	(633,812)	(789,652)
Total increase (decrease)	788,394	(1,651,312)	1,416,620	256,130
Net assets as of December 31, 2019	$9,811,230	$32,718,900	$9,130,144	$3,723,090

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2018	$33,152,528	$16,006,654	$1,826,662	$1,851,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(401,123)	30,261	11,770	21,682
Total realized gains (losses) on investments	9,042,423	812,303	95,513	148,376
Change in net unrealized appreciation (depreciation)
of investments	(8,103,195)	(2,347,999)	(284,645)	(399,237)
Net gains (losses) on investments	538,105	(1,505,435)	(177,362)	(229,179)
Net increase (decrease) in net assets resulting from operations	538,105	(1,505,435)	(177,362)	(229,179)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,232,144	750,264	1,210,766	2,115,344
Administration charges	(168,199)	(5,344)	(385)	(8,391)
Contingent sales charges	(18,670)	(1,737)	(255)	(218)
Contract terminations	(2,691,088)	(1,489,647)	(152,849)	(25,772)
Death benefit payments	(539,721)	(33,456)	(42,035)	—
Flexible withdrawal option payments	(1,180,672)	(144,380)	(23,885)	(9,896)
Transfers to other contracts	(6,278,086)	(871,673)	(193,363)	(19,247)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,644,292)	(1,795,973)	797,994	2,051,820
Total increase (decrease)	(7,106,187)	(3,301,408)	620,632	1,822,641
Net assets as of December 31, 2018	26,046,341	12,705,246	2,447,294	3,674,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388,001)	87,733	8,156	63,863
Total realized gains (losses) on investments	6,884,780	1,693,493	155,785	288,485
Change in net unrealized appreciation (depreciation)
of investments	1,259,749	1,236,399	304,219	610,593
Net gains (losses) on investments	7,756,528	3,017,625	468,160	962,941
Net increase (decrease) in net assets resulting from operations	7,756,528	3,017,625	468,160	962,941
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,393,845	614,644	319,193	4,418,942
Administration charges	(109,871)	(4,390)	(392)	(13,660)
Contingent sales charges	(18,245)	(3,448)	(1,547)	(5,343)
Contract terminations	(3,284,723)	(1,498,832)	(441,234)	(560,758)
Death benefit payments	(262,546)	(83,298)	(12,605)	—
Flexible withdrawal option payments	(1,033,580)	(138,781)	(33,342)	(26,389)
Transfers to other contracts	(4,020,313)	(604,736)	(34,264)	(270,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,335,433)	(1,718,841)	(204,191)	3,542,783
Total increase (decrease)	421,095	1,298,784	263,969	4,505,724
Net assets as of December 31, 2019	$26,467,436	$14,004,030	$2,711,263	$8,179,899

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

		American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division

Net assets as of January 1, 2018	$3,016,929	$2,076,143	$1,210,640	$373,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,787	36,101	(18,189)	(6,384)
Total realized gains (losses) on investments	307,958	232,064	54,185	20,674
Change in net unrealized appreciation (depreciation)
of investments	(652,359)	(645,000)	(216,726)	(120,290)
Net gains (losses) on investments	(329,614)	(376,835)	(180,730)	(106,000)
Net increase (decrease) in net assets resulting from operations	(329,614)	(376,835)	(180,730)	(106,000)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	971,798	2,271,679	550,691	677,927
Administration charges	(110)	(7,110)	(121)	(1,654)
Contingent sales charges	(2,512)	(989)	(439)	(233)
Contract terminations	(381,170)	(107,646)	(87,103)	(14,283)
Death benefit payments	(40,777)	(1,032)	—	—
Flexible withdrawal option payments	(14,059)	(18,586)	(7,193)	(2,516)
Transfers to other contracts	(360,643)	(342,863)	(164,293)	(225,799)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	172,527	1,793,453	291,542	433,442
Total increase (decrease)	(157,087)	1,416,618	110,812	327,442
Net assets as of December 31, 2018	2,859,842	3,492,761	1,321,452	701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,716	66,132	(18,832)	(9,662)
Total realized gains (losses) on investments	211,369	360,148	99,806	64,378
Change in net unrealized appreciation (depreciation)
of investments	328,167	480,315	300,967	206,083
Net gains (losses) on investments	555,252	906,595	381,941	260,799
Net increase (decrease) in net assets resulting from operations	555,252	906,595	381,941	260,799
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	558,858	2,457,216	140,546	563,534
Administration charges	(103)	(11,752)	(85)	(2,737)
Contingent sales charges	(1,173)	(3,246)	(722)	(241)
Contract terminations	(328,828)	(135,980)	(171,726)	(13,741)
Death benefit payments	(14,579)	(2,232)	(3,413)	(3,021)
Flexible withdrawal option payments	(12,903)	(39,057)	(7,843)	(3,618)
Transfers to other contracts	(217,453)	(79,824)	(86,731)	(68,471)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(16,181)	2,185,125	(129,974)	471,705
Total increase (decrease)	539,071	3,091,720	251,967	732,504
Net assets as of December 31, 2019	$3,398,913	$6,584,481	$1,573,419	$1,433,725

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

		American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division		American Funds Insurance Series Managed Risk International Fund Class P2 Division
	American Funds Insurance Series High-Income Bond Class 2 Division		American Funds Insurance Series Managed Risk Growth Fund Class P2 Division

Net assets as of January 1, 2018	$1,439,038	$793,506	$657,930	$119,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,726	3,252	(6,238)	786
Total realized gains (losses) on investments	(6,343)	44,816	79,574	1,407
Change in net unrealized appreciation (depreciation)
of investments	(98,561)	(115,554)	(119,881)	(19,439)
Net gains (losses) on investments	(44,178)	(67,486)	(46,545)	(17,246)
Net increase (decrease) in net assets resulting from operations	(44,178)	(67,486)	(46,545)	(17,246)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	135,253	438,941	982,051	47,405
Administration charges	(4)	(2,633)	(2,627)	(440)
Contingent sales charges	(83)	(18)	(174)	(9)
Contract terminations	(119,381)	(5,157)	(36,400)	(2,491)
Death benefit payments	(26,699)	(6,234)	—	—
Flexible withdrawal option payments	(18,488)	(8,168)	(3,380)	(486)
Transfers to other contracts	(170,333)	(51,027)	(30,520)	(11,149)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(199,735)	365,704	908,950	32,830
Total increase (decrease)	(243,913)	298,218	862,405	15,584
Net assets as of December 31, 2018	1,195,125	1,091,724	1,520,335	135,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60,481	19,190	(1,056)	1,056
Total realized gains (losses) on investments	(13,107)	62,828	127,309	5,460
Change in net unrealized appreciation (depreciation)
of investments	84,089	161,896	211,306	18,281
Net gains (losses) on investments	131,463	243,914	337,559	24,797
Net increase (decrease) in net assets resulting from operations	131,463	243,914	337,559	24,797
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	250,501	853,193	299,248	42,295
Administration charges	(3)	(3,722)	(4,649)	(541)
Contingent sales charges	(196)	(193)	(282)	(14)
Contract terminations	(232,337)	(9,184)	(12,629)	(653)
Death benefit payments	(10,845)	—	—	—
Flexible withdrawal option payments	(9,095)	(18,939)	(7,584)	(453)
Transfers to other contracts	(87,384)	(3,425)	(38,984)	(230)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(89,359)	817,730	235,120	40,404
Total increase (decrease)	42,104	1,061,644	572,679	65,201
Net assets as of December 31, 2019	$1,237,229	$2,153,368	$2,093,014	$200,535

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock 60/40 Target Allocation Class III Division (1)	BlackRock Advantage U.S. Total Market Class III Division

Net assets as of January 1, 2018	$1,737,815	$703,069	$266,497	$150,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,163)	(2,310)	(762)	8,407
Total realized gains (losses) on investments	184,807	33,573	9,677	111,334
Change in net unrealized appreciation (depreciation)
of investments	(453,843)	(200,737)	(45,856)	(209,290)
Net gains (losses) on investments	(280,199)	(169,474)	(36,941)	(89,549)
Net increase (decrease) in net assets resulting from operations	(280,199)	(169,474)	(36,941)	(89,549)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	788,003	632,738	336,831	770,857
Administration charges	(64)	(2,439)	(327)	(1,003)
Contingent sales charges	(557)	(104)	(46)	—
Contract terminations	(138,227)	(27,234)	(6,224)	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(11,144)	(4,256)	(417)	(7,132)
Transfers to other contracts	(763,786)	(41,565)	(6,833)	(9,766)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(125,775)	557,140	322,984	752,956
Total increase (decrease)	(405,974)	387,666	286,043	663,407
Net assets as of December 31, 2018	1,331,841	1,090,735	552,540	813,838

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(139)	8,540	12,047
Total realized gains (losses) on investments	107,055	57,017	17,171	76,132
Change in net unrealized appreciation (depreciation)
of investments	271,823	305,814	82,300	132,279
Net gains (losses) on investments	372,405	362,692	108,011	220,458
Net increase (decrease) in net assets resulting from operations	372,405	362,692	108,011	220,458
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	489,499	820,442	417,085	96,752
Administration charges	(3)	(3,508)	(774)	(2,119)
Contingent sales charges	(781)	(1,053)	(339)	(630)
Contract terminations	(207,476)	(35,746)	(11,806)	(30,590)
Death benefit payments	—	—	(25,015)	—
Flexible withdrawal option payments	(9,548)	(5,993)	(1,611)	(7,049)
Transfers to other contracts	(189,093)	(44,359)	(238,849)	(88,566)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	82,598	729,783	138,691	(32,202)
Total increase (decrease)	455,003	1,092,475	246,702	188,256
Net assets as of December 31, 2019	$1,786,844	$2,183,210	$799,242	$1,002,094

(1) Represented the operations of BlackRock iShares Dynamic Allocation Class III Division until June 6, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	BlackRock Global Allocation Class III Division	BNY Mellon IP MidCap Stock Service Shares Division (1)	BNY Mellon IP Technology Growth Service Shares Division (2)	Calvert EAFE International Index Class F Division

Net assets as of January 1, 2018	$1,268,238	$161,798	$10,254,227	$111,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,449)	(3,045)	(165,256)	16,580
Total realized gains (losses) on investments	77,927	34,637	1,267,740	1,758
Change in net unrealized appreciation (depreciation)
of investments	(222,601)	(107,221)	(1,286,839)	(88,008)
Net gains (losses) on investments	(150,123)	(75,629)	(184,355)	(69,670)
Net increase (decrease) in net assets resulting from operations	(150,123)	(75,629)	(184,355)	(69,670)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	678,056	352,224	1,865,072	595,203
Administration charges	(679)	(999)	(1,152)	(1,017)
Contingent sales charges	(132)	(10)	(6,429)	(22)
Contract terminations	(19,855)	(271)	(926,678)	(6,360)
Death benefit payments	—	—	(49,654)	—
Flexible withdrawal option payments	(16,363)	(5,409)	(74,208)	(470)
Transfers to other contracts	(141,422)	(3,186)	(2,321,394)	(63,670)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	499,605	342,349	(1,514,443)	523,664
Total increase (decrease)	349,482	266,720	(1,698,798)	453,994
Net assets as of December 31, 2018	1,617,720	428,518	8,555,429	565,223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,739	(3,054)	(133,041)	21,043
Total realized gains (losses) on investments	80,727	28,863	1,724,860	185
Change in net unrealized appreciation (depreciation)
of investments	192,061	56,114	329,247	128,980
Net gains (losses) on investments	274,527	81,923	1,921,066	150,208
Net increase (decrease) in net assets resulting from operations	274,527	81,923	1,921,066	150,208
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	427,327	88,785	723,074	623,468
Administration charges	(1,107)	(1,316)	(750)	(2,722)
Contingent sales charges	(707)	(268)	(7,344)	(444)
Contract terminations	(129,537)	(9,249)	(1,322,246)	(15,730)
Death benefit payments	—	(8,269)	(8,311)	—
Flexible withdrawal option payments	(15,881)	(4,884)	(69,507)	(2,254)
Transfers to other contracts	(32,546)	(28,358)	(1,153,683)	(9,266)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	247,549	36,441	(1,838,767)	593,052
Total increase (decrease)	522,076	118,364	82,299	743,260
Net assets as of December 31, 2019	$2,139,796	$546,882	$8,637,728	$1,308,483

(1) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Calvert Investment Grade Bond Portfolio Class F Division (1)	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

Net assets as of January 1, 2018	$—	$773,413	$1,953,709	$373,254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,260	2,998	4,852	(7,787)
Total realized gains (losses) on investments	(31)	65,575	164,739	136,440
Change in net unrealized appreciation (depreciation)
of investments	(2,423)	(310,205)	(539,742)	(217,942)
Net gains (losses) on investments	1,806	(241,632)	(370,151)	(89,289)
Net increase (decrease) in net assets resulting from operations	1,806	(241,632)	(370,151)	(89,289)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	162,975	1,238,335	1,098,671	903,008
Administration charges	(197)	(2,525)	(4,334)	(2,046)
Contingent sales charges	(2)	(1,531)	(1,594)	(41)
Contract terminations	(589)	(63,209)	(101,550)	(3,329)
Death benefit payments	—	(3,997)	—	—
Flexible withdrawal option payments	—	(5,753)	(14,861)	(8,147)
Transfers to other contracts	—	(213,932)	(123,555)	(58,654)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	162,187	947,388	852,777	830,791
Total increase (decrease)	163,993	705,756	482,626	741,502
Net assets as of December 31, 2018	163,993	1,479,169	2,436,335	1,114,756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,153	2,736	11,209	(13,436)
Total realized gains (losses) on investments	1,867	161,988	256,507	187,441
Change in net unrealized appreciation (depreciation)
of investments	(4,096)	246,207	420,984	140,223
Net gains (losses) on investments	17,924	410,931	688,700	314,228
Net increase (decrease) in net assets resulting from operations	17,924	410,931	688,700	314,228
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	779,749	975,240	1,632,441	949,832
Administration charges	(1,177)	(4,583)	(6,212)	(4,563)
Contingent sales charges	(294)	(1,344)	(3,003)	(2,563)
Contract terminations	(9,869)	(82,469)	(163,993)	(90,678)
Death benefit payments	—	(8,375)	(12,583)	—
Flexible withdrawal option payments	(6,426)	(9,972)	(29,525)	(8,525)
Transfers to other contracts	(626)	(50,651)	(53,272)	(254,260)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	761,357	817,846	1,363,853	589,243
Total increase (decrease)	779,281	1,228,777	2,052,553	903,471
Net assets as of December 31, 2019	$943,274	$2,707,946	$4,488,888	$2,018,227

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Delaware Limited Term Diversified Income Service Class Division

Net assets as of January 1, 2018	$208,428	$479,800	$131,734,442	$302,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	490	(5,602)	2,358,611	3,335
Total realized gains (losses) on investments	(1,084)	93,416	552,964	(698)
Change in net unrealized appreciation (depreciation)
of investments	(1,942)	(222,161)	(6,486,857)	(6,433)
Net gains (losses) on investments	(2,536)	(134,347)	(3,575,282)	(3,796)
Net increase (decrease) in net assets resulting from operations	(2,536)	(134,347)	(3,575,282)	(3,796)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	52,477	261,646	10,253,071	122,452
Administration charges	(69)	(844)	(285,535)	(197)
Contingent sales charges	(54)	(547)	(45,895)	(8)
Contract terminations	(40,464)	(26,534)	(11,993,079)	(1,716)
Death benefit payments	—	—	(1,399,374)	—
Flexible withdrawal option payments	(999)	(1,684)	(3,111,179)	(872)
Transfers to other contracts	(25,918)	(11,724)	(11,725,301)	(43,615)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,027)	220,313	(18,307,292)	76,044
Total increase (decrease)	(17,563)	85,966	(21,882,574)	72,248
Net assets as of December 31, 2018	190,865	565,766	109,851,868	374,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,363	(5,506)	2,180,163	4,601
Total realized gains (losses) on investments	1,134	51,869	1,285,718	(704)
Change in net unrealized appreciation (depreciation)
of investments	12,508	100,412	5,630,180	8,999
Net gains (losses) on investments	16,005	146,775	9,096,061	12,896
Net increase (decrease) in net assets resulting from operations	16,005	146,775	9,096,061	12,896
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	254,814	421,412	18,006,353	143,868
Administration charges	(326)	(1,328)	(195,089)	(518)
Contingent sales charges	(252)	(753)	(42,409)	(144)
Contract terminations	(49,699)	(51,826)	(11,878,252)	(24,960)
Death benefit payments	—	—	(1,499,990)	—
Flexible withdrawal option payments	(1,196)	(8,787)	(2,839,355)	(2,077)
Transfers to other contracts	(5,460)	(37,404)	(4,324,992)	(27,670)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	197,881	321,314	(2,773,734)	88,499
Total increase (decrease)	213,886	468,089	6,322,327	101,395
Net assets as of December 31, 2019	$404,751	$1,033,855	$116,174,195	$475,876

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net assets as of January 1, 2018	$2,725,902	$27,196,938	$1,131,092,101	$181,076,859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24,469)	360,395	9,856,064	3,902,327
Total realized gains (losses) on investments	244,329	417,059	54,916,102	3,893,627
Change in net unrealized appreciation (depreciation)
of investments	(725,239)	(1,819,831)	(114,144,647)	(15,661,168)
Net gains (losses) on investments	(505,379)	(1,042,377)	(49,372,481)	(7,865,214)
Net increase (decrease) in net assets resulting from operations	(505,379)	(1,042,377)	(49,372,481)	(7,865,214)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	581,237	775,948	62,945,998	12,540,376
Administration charges	(190)	(9,750)	(13,862,278)	(2,528,722)
Contingent sales charges	(845)	(1,265)	(498,133)	(60,821)
Contract terminations	(161,658)	(2,618,551)	(70,241,010)	(8,432,162)
Death benefit payments	(2,589)	(326,084)	(6,364,296)	(534,125)
Flexible withdrawal option payments	(23,184)	(472,393)	(24,208,989)	(3,894,633)
Transfers to other contracts	(446,039)	(604,833)	(61,354,890)	(8,174,282)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(53,268)	(3,256,928)	(113,583,598)	(11,084,369)
Total increase (decrease)	(558,647)	(4,299,305)	(162,956,079)	(18,949,583)
Net assets as of December 31, 2018	2,167,255	22,897,633	968,136,022	162,127,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,529)	218,809	3,734,011	319,902
Total realized gains (losses) on investments	196,713	1,117,534	84,500,620	5,564,880
Change in net unrealized appreciation (depreciation)
of investments	359,207	2,439,137	63,569,257	19,144,577
Net gains (losses) on investments	539,391	3,775,480	151,803,888	25,029,359
Net increase (decrease) in net assets resulting from operations	539,391	3,775,480	151,803,888	25,029,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	354,337	905,367	46,705,587	13,442,090
Administration charges	(90)	(8,346)	(10,323,389)	(2,001,598)
Contingent sales charges	(1,082)	(1,411)	(525,698)	(72,199)
Contract terminations	(236,671)	(1,855,657)	(90,434,349)	(11,123,886)
Death benefit payments	—	(165,242)	(5,478,184)	(1,658,860)
Flexible withdrawal option payments	(18,464)	(364,686)	(24,554,343)	(4,270,586)
Transfers to other contracts	(242,105)	(239,117)	(46,906,140)	(5,213,968)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(144,075)	(1,729,092)	(131,516,516)	(10,899,007)
Total increase (decrease)	395,316	2,046,388	20,287,372	14,130,352
Net assets as of December 31, 2019	$2,562,571	$24,944,021	$988,423,394	$176,257,628

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net assets as of January 1, 2018	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(325,117)	40,377,098	9,523,141	(1,814,969)
Total realized gains (losses) on investments	373,831	161,800,838	8,035,107	1,493,685
Change in net unrealized appreciation (depreciation)
of investments	(3,177,655)	(420,217,284)	(36,214,974)	(22,030,674)
Net gains (losses) on investments	(3,128,941)	(218,039,348)	(18,656,726)	(22,351,958)
Net increase (decrease) in net assets resulting from operations	(3,128,941)	(218,039,348)	(18,656,726)	(22,351,958)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	37,551,545	203,263,067	28,017,728	249,692,004
Administration charges	(791,968)	(50,091,951)	(4,670,847)	(4,178,100)
Contingent sales charges	(15,925)	(1,376,847)	(108,184)	(97,789)
Contract terminations	(492,627)	(197,003,425)	(14,477,632)	(3,024,936)
Death benefit payments	(397,229)	(11,642,103)	(817,859)	(75,164)
Flexible withdrawal option payments	(256,219)	(62,366,081)	(4,710,254)	(1,496,426)
Transfers to other contracts	(2,052,112)	(122,257,591)	(14,273,565)	(5,309,689)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	33,545,465	(241,474,931)	(11,040,613)	235,509,900
Total increase (decrease)	30,416,524	(459,514,279)	(29,697,339)	213,157,942
Net assets as of December 31, 2018	66,955,631	3,487,376,164	325,257,138	384,856,712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416,927)	11,958,519	406,034	(2,239,587)
Total realized gains (losses) on investments	1,326,396	295,846,413	12,349,158	5,364,547
Change in net unrealized appreciation (depreciation)
of investments	11,807,300	345,786,028	45,499,580	78,184,013
Net gains (losses) on investments	12,716,769	653,590,960	58,254,772	81,308,973
Net increase (decrease) in net assets resulting from operations	12,716,769	653,590,960	58,254,772	81,308,973
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	73,949,605	147,282,936	13,726,413	324,911,924
Administration charges	(1,317,223)	(39,331,937)	(3,749,938)	(7,257,561)
Contingent sales charges	(21,537)	(1,441,440)	(126,843)	(178,656)
Contract terminations	(818,931)	(255,966,308)	(21,464,539)	(6,793,358)
Death benefit payments	(671,614)	(18,529,748)	(1,214,988)	(601,321)
Flexible withdrawal option payments	(704,342)	(67,759,946)	(5,207,204)	(3,105,045)
Transfers to other contracts	(4,759,904)	(132,303,218)	(11,789,734)	(7,847,186)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	65,656,054	(368,049,661)	(29,826,833)	299,128,797
Total increase (decrease)	78,372,823	285,541,299	28,427,939	380,437,770
Net assets as of December 31, 2019	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net assets as of January 1, 2018	$268,176,862	$131,186,053	$40,426	$1,323,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,600,767	924,639	134	1,373
Total realized gains (losses) on investments	7,335,342	6,180,082	(207)	141,306
Change in net unrealized appreciation (depreciation)
of investments	(18,427,084)	(29,351,372)	(4,324)	(269,733)
Net gains (losses) on investments	(9,490,975)	(22,246,651)	(4,397)	(127,054)
Net increase (decrease) in net assets resulting from operations	(9,490,975)	(22,246,651)	(4,397)	(127,054)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	58,634,758	7,903,818	9,273	719,978
Administration charges	(3,427,378)	(85,152)	(82)	(3,028)
Contingent sales charges	(133,148)	(36,154)	(10)	(861)
Contract terminations	(17,326,851)	(13,091,919)	(2,990)	(101,759)
Death benefit payments	(811,018)	(637,061)	—	(3,110)
Flexible withdrawal option payments	(5,120,142)	(1,375,919)	(1,440)	(12,494)
Transfers to other contracts	(49,099,798)	(5,815,701)	(3,359)	(104,493)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(17,283,577)	(13,138,088)	1,392	494,233
Total increase (decrease)	(26,774,552)	(35,384,739)	(3,005)	367,179
Net assets as of December 31, 2018	241,402,310	95,801,314	37,421	1,690,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	621,340	338,712	935	9,442
Total realized gains (losses) on investments	11,011,451	9,701,340	(55)	107,312
Change in net unrealized appreciation (depreciation)
of investments	21,449,329	9,270,883	4,066	419,422
Net gains (losses) on investments	33,082,120	19,310,935	4,946	536,176
Net increase (decrease) in net assets resulting from operations	33,082,120	19,310,935	4,946	536,176
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	65,939,995	6,385,097	3,525	374,426
Administration charges	(2,897,238)	(61,100)	(86)	(3,924)
Contingent sales charges	(162,331)	(30,172)	—	(640)
Contract terminations	(26,955,062)	(11,929,073)	—	(40,903)
Death benefit payments	(2,202,374)	(942,529)	—	—
Flexible withdrawal option payments	(5,463,588)	(1,205,096)	(1,440)	(14,364)
Transfers to other contracts	(22,880,114)	(3,845,569)	(86)	(50,826)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,379,288	(11,628,442)	1,913	263,769
Total increase (decrease)	38,461,408	7,682,493	6,859	799,945
Net assets as of December 31, 2019	$279,863,718	$103,483,807	$44,280	$2,490,658

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division (1)	EQ GAMCO Small Company Value Class IB Division (1)	EQ Micro Cap Class IB Division (1)

Net assets as of January 1, 2018	$1,241,886	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,145)	—	—	—
Total realized gains (losses) on investments	188,815	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	(416,978)	—	—	—
Net gains (losses) on investments	(233,308)	—	—	—
Net increase (decrease) in net assets resulting from operations	(233,308)	—	—	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	241,345	—	—	—
Administration charges	(692)	—	—	—
Contingent sales charges	(852)	—	—	—
Contract terminations	(43,636)	—	—	—
Death benefit payments	(28,430)	—	—	—
Flexible withdrawal option payments	(6,263)	—	—	—
Transfers to other contracts	(85,836)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	75,636	—	—	—
Total increase (decrease)	(157,672)	—	—	—
Net assets as of December 31, 2018	1,084,214	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,921)	—	204	(18)
Total realized gains (losses) on investments	37,708	—	1,281	965
Change in net unrealized appreciation (depreciation)
of investments	193,594	—	940	(410)
Net gains (losses) on investments	219,381	—	2,425	537
Net increase (decrease) in net assets resulting from operations	219,381	—	2,425	537
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	336,747	—	52,920	9,962
Administration charges	(905)	—	(51)	(19)
Contingent sales charges	(693)	—	—	—
Contract terminations	(120,429)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(4,128)	—	—	—
Transfers to other contracts	(44,773)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	165,819	—	52,869	9,943
Total increase (decrease)	385,200	—	55,294	10,480
Net assets as of December 31, 2019	$1,469,414	$—	$55,294	$10,480

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	EQ SmartBeta Equity Class IB Division (1)	EQ Socially Responsible Class IB Division (1)	Equity Income Class 1 Division	Equity Income Class 2 Division

Net assets as of January 1, 2018	$—	$—	$197,554,008	$2,508,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	756,045	21,817
Total realized gains (losses) on investments	—	—	26,572,416	212,018
Change in net unrealized appreciation (depreciation)
of investments	—	—	(41,670,303)	(543,962)
Net gains (losses) on investments	—	—	(14,341,842)	(310,127)
Net increase (decrease) in net assets resulting from operations	—	—	(14,341,842)	(310,127)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	—	78,641,574	2,464,180
Administration charges	—	—	(619,088)	(7,241)
Contingent sales charges	—	—	(111,624)	(509)
Contract terminations	—	—	(21,056,190)	(101,575)
Death benefit payments	—	—	(2,343,986)	—
Flexible withdrawal option payments	—	—	(5,311,417)	(23,324)
Transfers to other contracts	—	—	(16,599,234)	(237,069)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	32,600,035	2,094,462
Total increase (decrease)	—	—	18,258,193	1,784,335
Net assets as of December 31, 2018	—	—	215,812,201	4,292,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	85	1,208,357	45,175
Total realized gains (losses) on investments	781	231	23,072,453	174,456
Change in net unrealized appreciation (depreciation)
of investments	1,599	832	30,640,488	1,124,305
Net gains (losses) on investments	2,780	1,148	54,921,298	1,343,936
Net increase (decrease) in net assets resulting from operations	2,780	1,148	54,921,298	1,343,936
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	59,782	16,214	5,972,692	2,302,515
Administration charges	(3)	(26)	(446,244)	(11,716)
Contingent sales charges	—	(22)	(101,083)	(2,315)
Contract terminations	—	(733)	(26,011,250)	(133,901)
Death benefit payments	—	—	(2,809,295)	—
Flexible withdrawal option payments	(381)	—	(5,450,172)	(40,411)
Transfers to other contracts	—	—	(12,413,317)	(85,653)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	59,398	15,433	(41,258,669)	2,028,519
Total increase (decrease)	62,178	16,581	13,662,629	3,372,455
Net assets as of December 31, 2019	$62,178	$16,581	$229,474,830	$7,664,804

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division (1)

Net assets as of January 1, 2018	$41,948,958	$52,562,659	$31,877,671	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(284,236)	(501,099)	193,762	—
Total realized gains (losses) on investments	5,695,764	8,221,063	2,389,268	—
Change in net unrealized appreciation (depreciation)
of investments	(7,947,435)	(11,302,296)	(5,446,945)	—
Net gains (losses) on investments	(2,535,907)	(3,582,332)	(2,863,915)	—
Net increase (decrease) in net assets resulting from operations	(2,535,907)	(3,582,332)	(2,863,915)	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	786,614	5,583,081	1,061,271	—
Administration charges	(6,862)	(98,717)	(5,888)	—
Contingent sales charges	(3,409)	(38,129)	(7,060)	—
Contract terminations	(4,883,153)	(5,463,241)	(2,611,169)	—
Death benefit payments	(388,448)	(271,994)	(166,011)	—
Flexible withdrawal option payments	(417,666)	(741,536)	(340,129)	—
Transfers to other contracts	(1,548,346)	(4,025,378)	(1,426,575)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,461,270)	(5,055,914)	(3,495,561)	—
Total increase (decrease)	(8,997,177)	(8,638,246)	(6,359,476)	—
Net assets as of December 31, 2018	32,951,781	43,924,413	25,518,195	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(333,085)	(563,026)	120,635	2,065
Total realized gains (losses) on investments	5,734,709	8,707,403	2,203,854	585
Change in net unrealized appreciation (depreciation)
of investments	3,690,848	4,283,215	3,877,696	5,842
Net gains (losses) on investments	9,092,472	12,427,592	6,202,185	8,492
Net increase (decrease) in net assets resulting from operations	9,092,472	12,427,592	6,202,185	8,492
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	357,822	4,257,075	1,142,273	133,714
Administration charges	(4,743)	(76,806)	(4,853)	(153)
Contingent sales charges	(3,893)	(31,776)	(7,255)	—
Contract terminations	(4,621,020)	(5,389,702)	(2,814,749)	—
Death benefit payments	(278,948)	(492,209)	(136,353)	—
Flexible withdrawal option payments	(406,941)	(690,728)	(318,062)	—
Transfers to other contracts	(1,226,925)	(3,295,351)	(1,000,551)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,184,648)	(5,719,497)	(3,139,550)	133,561
Total increase (decrease)	2,907,824	6,708,095	3,062,635	142,053
Net assets as of December 31, 2019	$35,859,605	$50,632,508	$28,580,830	$142,053

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Freedom 2030 Service Class 2 Division (1)	Fidelity VIP Freedom 2040 Service Class 2 Division (1)	Fidelity VIP Freedom 2050 Service Class 2 Division (1)	Fidelity VIP Government Money Market Initial Class Division

Net assets as of January 1, 2018	$—	$—	$—	$34,519,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	124,989
Total realized gains (losses) on investments	—	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	—	—	—	54
Net gains (losses) on investments	—	—	—	125,043
Net increase (decrease) in net assets resulting from operations	—	—	—	125,043
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	—	—	22,074,734
Administration charges	—	—	—	(33,590)
Contingent sales charges	—	—	—	(19,797)
Contract terminations	—	—	—	(7,322,997)
Death benefit payments	—	—	—	(75,163)
Flexible withdrawal option payments	—	—	—	(657,076)
Transfers to other contracts	—	—	—	(7,491,410)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	—	—	6,474,701
Total increase (decrease)	—	—	—	6,599,744
Net assets as of December 31, 2018	—	—	—	41,119,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,331	8,774	1,688	266,726
Total realized gains (losses) on investments	4,338	1,167	603	—
Change in net unrealized appreciation (depreciation)
of investments	3,841	26,451	4,898	—
Net gains (losses) on investments	12,510	36,392	7,189	266,726
Net increase (decrease) in net assets resulting from operations	12,510	36,392	7,189	266,726
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	329,174	683,226	170,611	10,155,231
Administration charges	(163)	(102)	(63)	(25,964)
Contingent sales charges	(56)	—	—	(41,582)
Contract terminations	(1,889)	—	—	(11,121,400)
Death benefit payments	(41,394)	—	—	(965,685)
Flexible withdrawal option payments	—	—	—	(572,868)
Transfers to other contracts	—	—	—	(7,351,240)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	285,672	683,124	170,548	(9,923,508)
Total increase (decrease)	298,182	719,516	177,737	(9,656,782)
Net assets as of December 31, 2019	$298,182	$719,516	$177,737	$31,462,445

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net assets as of January 1, 2018	$3,084,003	$14,958,345	$11,548,238	$673,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,762	(176,571)	(169,318)	(2,101)
Total realized gains (losses) on investments	—	3,169,370	2,420,507	170,507
Change in net unrealized appreciation (depreciation)
of investments	—	(3,076,834)	(2,366,458)	(151,615)
Net gains (losses) on investments	12,762	(84,035)	(115,269)	16,791
Net increase (decrease) in net assets resulting from operations	12,762	(84,035)	(115,269)	16,791
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,428,018	835,366	831,167	—
Administration charges	(32,635)	(3,917)	(1,603)	—
Contingent sales charges	(6,963)	(928)	(7,151)	—
Contract terminations	(247,160)	(1,329,959)	(1,030,734)	—
Death benefit payments	—	(102,219)	(19,460)	—
Flexible withdrawal option payments	(16,514)	(141,700)	(100,754)	—
Transfers to other contracts	(10,582,431)	(1,143,805)	(802,048)	(612,547)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,542,315	(1,887,162)	(1,130,583)	(612,547)
Total increase (decrease)	4,555,077	(1,971,197)	(1,245,852)	(595,756)
Net assets as of December 31, 2018	7,639,080	12,987,148	10,302,386	77,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,730	(161,364)	(163,244)	(129)
Total realized gains (losses) on investments	—	2,280,640	1,227,151	9,358
Change in net unrealized appreciation (depreciation)
of investments	—	1,810,114	2,110,429	8,063
Net gains (losses) on investments	52,730	3,929,390	3,174,336	17,292
Net increase (decrease) in net assets resulting from operations	52,730	3,929,390	3,174,336	17,292
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,455,294	306,636	714,669	—
Administration charges	(44,757)	(2,752)	(1,329)	—
Contingent sales charges	(9,634)	(1,732)	(6,081)	—
Contract terminations	(555,702)	(2,056,424)	(1,094,877)	—
Death benefit payments	—	(52,466)	(203,412)	—
Flexible withdrawal option payments	(22,259)	(118,771)	(101,295)	—
Transfers to other contracts	(13,664,763)	(427,848)	(497,605)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,158,179	(2,353,357)	(1,189,930)	—
Total increase (decrease)	1,210,909	1,576,033	1,984,406	17,292
Net assets as of December 31, 2019	$8,849,989	$14,563,181	$12,286,792	$95,250

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division (1)

Net assets as of January 1, 2018	$25,997,638	$28,448,188	$715,228	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(267,608)	(33,996)	11,912	(98)
Total realized gains (losses) on investments	2,638,505	1,504,811	32	(536)
Change in net unrealized appreciation (depreciation)
of investments	(6,524,536)	(5,715,975)	(72,281)	(2,184)
Net gains (losses) on investments	(4,153,639)	(4,245,160)	(60,337)	(2,818)
Net increase (decrease) in net assets resulting from operations	(4,153,639)	(4,245,160)	(60,337)	(2,818)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,931,897	3,071,886	222,863	89,411
Administration charges	(9,728)	(99,723)	(946)	(72)
Contingent sales charges	(14,078)	(14,207)	(111)	—
Contract terminations	(1,972,255)	(2,066,656)	(34,916)	—
Death benefit payments	(107,394)	(302,768)	—	—
Flexible withdrawal option payments	(155,346)	(682,284)	(749)	—
Transfers to other contracts	(1,724,608)	(1,732,508)	(50,582)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(51,512)	(1,826,260)	135,559	89,339
Total increase (decrease)	(4,205,151)	(6,071,420)	75,222	86,521
Net assets as of December 31, 2018	21,792,487	22,376,768	790,450	86,521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(163,979)	16,243	11,770	24,631
Total realized gains (losses) on investments	2,042,644	2,751,034	23,464	9,270
Change in net unrealized appreciation (depreciation)
of investments	2,756,548	2,595,098	139,722	30,265
Net gains (losses) on investments	4,635,213	5,362,375	174,956	64,166
Net increase (decrease) in net assets resulting from operations	4,635,213	5,362,375	174,956	64,166
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,304,734	1,292,158	509,082	1,113,017
Administration charges	(14,225)	(67,975)	(1,215)	(944)
Contingent sales charges	(15,338)	(17,299)	(246)	(153)
Contract terminations	(2,209,487)	(3,072,700)	(46,102)	(5,137)
Death benefit payments	(85,925)	(179,895)	—	—
Flexible withdrawal option payments	(166,826)	(599,556)	(1,508)	(4,745)
Transfers to other contracts	(2,306,293)	(1,603,451)	(28,207)	(7)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(493,360)	(4,248,718)	431,804	1,102,031
Total increase (decrease)	4,141,853	1,113,657	606,760	1,166,197
Net assets as of December 31, 2019	$25,934,340	$23,490,425	$1,397,210	$1,252,718

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division (1)	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2018	$1,338,635	$4,897,184	$—	$13,513,944

Increase (decrease) in net assets
Operations:
Net investment income (loss)	908	(27,023)	—	(20,462)
Total realized gains (losses) on investments	84,938	521,084	—	1,699,111
Change in net unrealized appreciation (depreciation)
of investments	(192,704)	(1,092,891)	—	(3,099,240)
Net gains (losses) on investments	(106,858)	(598,830)	—	(1,420,591)
Net increase (decrease) in net assets resulting from operations	(106,858)	(598,830)	—	(1,420,591)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	516,561	302,662	—	329,950
Administration charges	(3,301)	(45)	—	(634)
Contingent sales charges	(350)	(3,165)	—	(8,628)
Contract terminations	(48,312)	(467,562)	—	(1,243,662)
Death benefit payments	(5,362)	(47,022)	—	(54,862)
Flexible withdrawal option payments	(2,472)	(24,560)	—	(99,587)
Transfers to other contracts	(209,018)	(411,697)	—	(338,000)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	247,746	(651,389)	—	(1,415,423)
Total increase (decrease)	140,888	(1,250,219)	—	(2,836,014)
Net assets as of December 31, 2018	1,479,523	3,646,965	—	10,677,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,872	(15,987)	(322)	(78,279)
Total realized gains (losses) on investments	307,264	480,650	11	346,567
Change in net unrealized appreciation (depreciation)
of investments	163,124	385,729	322	2,732,906
Net gains (losses) on investments	472,260	850,392	11	3,001,194
Net increase (decrease) in net assets resulting from operations	472,260	850,392	11	3,001,194
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,072,683	341,987	323,162	386,727
Administration charges	(5,237)	(35)	(168)	(532)
Contingent sales charges	(864)	(2,441)	—	(7,948)
Contract terminations	(54,838)	(457,557)	—	(1,444,623)
Death benefit payments	(11,828)	(64,713)	—	(309,879)
Flexible withdrawal option payments	(7,351)	(19,302)	—	(76,807)
Transfers to other contracts	(102,379)	(250,946)	(374)	(390,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	890,186	(453,007)	322,620	(1,843,923)
Total increase (decrease)	1,362,446	397,385	322,631	1,157,271
Net assets as of December 31, 2019	$2,841,969	$4,044,350	$322,631	$11,835,201

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
	Goldman Sachs VIT Mid Cap Value Service Shares Division		Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2018	$558,164	$1,540	$6,851,961	$186,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,692)	1,024	(67,198)	(2,346)
Total realized gains (losses) on investments	84,360	(52)	1,136,320	56,674
Change in net unrealized appreciation (depreciation)
of investments	(168,196)	(3,570)	(1,681,780)	(97,355)
Net gains (losses) on investments	(87,528)	(2,598)	(612,658)	(43,027)
Net increase (decrease) in net assets resulting from operations	(87,528)	(2,598)	(612,658)	(43,027)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,884	48,320	586,100	206,003
Administration charges	(1,037)	(87)	(98)	(736)
Contingent sales charges	(151)	—	(3,435)	(26)
Contract terminations	(43,638)	—	(501,065)	(3,792)
Death benefit payments	(1,743)	—	(35,317)	—
Flexible withdrawal option payments	(2,689)	—	(45,167)	(800)
Transfers to other contracts	(10,236)	(768)	(512,637)	(7,383)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	187,390	47,465	(511,619)	193,266
Total increase (decrease)	99,862	44,867	(1,124,277)	150,239
Net assets as of December 31, 2018	658,026	46,407	5,727,684	337,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,841)	1,333	(58,023)	(3,112)
Total realized gains (losses) on investments	42,911	(78)	(150,821)	5,058
Change in net unrealized appreciation (depreciation)
of investments	190,535	2,912	1,444,467	90,363
Net gains (losses) on investments	230,605	4,167	1,235,623	92,309
Net increase (decrease) in net assets resulting from operations	230,605	4,167	1,235,623	92,309
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	587,437	18,252	288,382	221,981
Administration charges	(1,926)	(211)	(122)	(999)
Contingent sales charges	(289)	(6)	(4,596)	(446)
Contract terminations	(17,974)	(265)	(827,900)	(14,963)
Death benefit payments	—	—	(21,182)	—
Flexible withdrawal option payments	(3,986)	(50)	(53,911)	(2,671)
Transfers to other contracts	(6,968)	(582)	(428,094)	(5,344)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	556,294	17,138	(1,047,423)	197,558
Total increase (decrease)	786,899	21,305	188,200	289,867
Net assets as of December 31, 2019	$1,444,925	$67,712	$5,915,884	$626,867

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

Net assets as of January 1, 2018	$536,633	$59,752,743	$4,467,834	$266,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,748)	(106,366)	(59,058)	314
Total realized gains (losses) on investments	(520)	2,311,424	551,578	28,526
Change in net unrealized appreciation (depreciation)
of investments	(28,353)	(14,162,851)	(664,227)	(55,192)
Net gains (losses) on investments	(36,621)	(11,957,793)	(171,707)	(26,352)
Net increase (decrease) in net assets resulting from operations	(36,621)	(11,957,793)	(171,707)	(26,352)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,013	6,804,940	130,090	72,148
Administration charges	(388)	(8,244)	(1,089)	(690)
Contingent sales charges	(48)	(32,870)	(198)	(19)
Contract terminations	(15,525)	(7,126,409)	(283,858)	(531)
Death benefit payments	—	(173,259)	(49,495)	—
Flexible withdrawal option payments	(410)	(375,517)	(62,821)	—
Transfers to other contracts	(75,997)	(5,884,760)	(203,236)	(748)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	38,645	(6,796,119)	(470,607)	70,160
Total increase (decrease)	2,024	(18,753,912)	(642,314)	43,808
Net assets as of December 31, 2018	538,657	40,998,831	3,825,520	310,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,804	(172,823)	(56,364)	(4,338)
Total realized gains (losses) on investments	225	1,571,045	974,866	(4,186)
Change in net unrealized appreciation (depreciation)
of investments	13,267	4,885,242	326,403	54,256
Net gains (losses) on investments	19,296	6,283,464	1,244,905	45,732
Net increase (decrease) in net assets resulting from operations	19,296	6,283,464	1,244,905	45,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	27,174	5,325,030	92,009	155,166
Administration charges	(367)	(9,248)	(851)	(779)
Contingent sales charges	(69)	(21,911)	(521)	(296)
Contract terminations	(12,337)	(5,806,117)	(618,229)	(20,201)
Death benefit payments	—	(394,153)	(61,321)	—
Flexible withdrawal option payments	(391)	(339,007)	(53,990)	—
Transfers to other contracts	(13,019)	(2,969,118)	(121,146)	(944)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	991	(4,214,524)	(764,049)	132,946
Total increase (decrease)	20,287	2,068,940	480,856	178,678
Net assets as of December 31, 2019	$558,944	$43,067,771	$4,306,376	$488,758

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco Core Equity Series I Division	Invesco Health Care Series I Division	Invesco Health Care Series II Division	Invesco International Growth Series I Division

Net assets as of January 1, 2018	$16,763,993	$7,457,788	$1,027,913	$9,527,606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66,620)	(94,482)	(13,163)	47,790
Total realized gains (losses) on investments	1,828,672	1,031,190	125,334	500,222
Change in net unrealized appreciation (depreciation)
of investments	(3,263,203)	(931,133)	(141,599)	(1,906,439)
Net gains (losses) on investments	(1,501,151)	5,575	(29,428)	(1,358,427)
Net increase (decrease) in net assets resulting from operations	(1,501,151)	5,575	(29,428)	(1,358,427)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	324,506	468,655	635,227	706,679
Administration charges	(2,503)	(1,351)	(3,156)	(15,630)
Contingent sales charges	(1,028)	(887)	(578)	(8,169)
Contract terminations	(1,472,340)	(815,208)	(139,662)	(1,177,492)
Death benefit payments	(93,410)	(57,045)	(3,536)	(76,052)
Flexible withdrawal option payments	(231,471)	(100,526)	(3,913)	(88,231)
Transfers to other contracts	(1,268,946)	(487,704)	(169,661)	(918,081)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,745,192)	(994,066)	314,721	(1,576,976)
Total increase (decrease)	(4,246,343)	(988,491)	285,293	(2,935,403)
Net assets as of December 31, 2018	12,517,650	6,469,297	1,313,206	6,592,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,201)	(85,790)	(19,030)	4,630
Total realized gains (losses) on investments	2,153,158	(68,527)	38,176	567,319
Change in net unrealized appreciation (depreciation)
of investments	1,103,853	1,930,700	531,392	1,068,605
Net gains (losses) on investments	3,205,810	1,776,383	550,538	1,640,554
Net increase (decrease) in net assets resulting from operations	3,205,810	1,776,383	550,538	1,640,554
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	170,629	249,595	1,206,134	378,967
Administration charges	(1,855)	(938)	(5,211)	(11,682)
Contingent sales charges	(1,273)	(963)	(1,140)	(4,184)
Contract terminations	(1,511,228)	(943,217)	(85,174)	(753,222)
Death benefit payments	(200,210)	(5,452)	(11,396)	(28,283)
Flexible withdrawal option payments	(192,850)	(76,772)	(10,063)	(77,387)
Transfers to other contracts	(439,309)	(449,715)	(80,198)	(798,094)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,176,096)	(1,227,462)	1,012,952	(1,293,885)
Total increase (decrease)	1,029,714	548,921	1,563,490	346,669
Net assets as of December 31, 2019	$13,547,364	$7,018,218	$2,876,696	$6,938,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Oppenheimer V.I. Main Street Small Cap Series II Division (1)	Invesco Small Cap Equity Series I Division

Net assets as of January 1, 2018	$665,216	$1,208,884	$602,127	$7,854,544

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,665	(16,213)	(6,339)	(102,512)
Total realized gains (losses) on investments	7,195	156,424	67,785	557,254
Change in net unrealized appreciation (depreciation)
of investments	(158,987)	(207,235)	(112,224)	(1,481,969)
Net gains (losses) on investments	(145,127)	(67,024)	(50,778)	(1,027,227)
Net increase (decrease) in net assets resulting from operations	(145,127)	(67,024)	(50,778)	(1,027,227)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	377,429	191,886	92,167	472,452
Administration charges	(1,282)	(238)	(66)	(10,396)
Contingent sales charges	(113)	(118)	(16)	(4,757)
Contract terminations	(15,431)	(168,998)	(22,637)	(838,885)
Death benefit payments	—	—	(600)	(140,436)
Flexible withdrawal option payments	(9,766)	(19,171)	(1,196)	(90,627)
Transfers to other contracts	(9,977)	(103,450)	(217,286)	(623,190)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	340,860	(100,089)	(149,634)	(1,235,839)
Total increase (decrease)	195,733	(167,113)	(200,412)	(2,263,066)
Net assets as of December 31, 2018	860,949	1,041,771	401,715	5,591,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,610	(14,698)	(5,779)	(90,284)
Total realized gains (losses) on investments	84,942	161,987	41,999	498,849
Change in net unrealized appreciation (depreciation)
of investments	180,327	171,323	59,327	954,401
Net gains (losses) on investments	269,879	318,612	95,547	1,362,966
Net increase (decrease) in net assets resulting from operations	269,879	318,612	95,547	1,362,966
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	638,020	28,222	37,485	522,309
Administration charges	(2,536)	(178)	(82)	(7,849)
Contingent sales charges	(228)	(210)	(29)	(1,893)
Contract terminations	(8,255)	(249,249)	(33,883)	(491,151)
Death benefit payments	—	—	—	(4,012)
Flexible withdrawal option payments	(16,431)	(15,061)	(1,232)	(78,722)
Transfers to other contracts	(49,798)	(44,933)	(51,548)	(345,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	560,772	(281,409)	(49,289)	(406,634)
Total increase (decrease)	830,651	37,203	46,258	956,332
Net assets as of December 31, 2019	$1,691,600	$1,078,974	$447,973	$6,547,810

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net assets as of January 1, 2018	$3,692,255	$4,384,879	$9,775,296	$2,164,643

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47,841)	(43,538)	(114,024)	25,024
Total realized gains (losses) on investments	408,230	222,283	1,519,276	(33,900)
Change in net unrealized appreciation (depreciation)
of investments	(351,387)	(911,597)	(1,513,581)	(42,489)
Net gains (losses) on investments	9,002	(732,852)	(108,329)	(51,365)
Net increase (decrease) in net assets resulting from operations	9,002	(732,852)	(108,329)	(51,365)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	475,208	325,699	557,824	535,559
Administration charges	(324)	(14,723)	(2,220)	(2,108)
Contingent sales charges	(285)	(3,429)	(668)	(403)
Contract terminations	(407,825)	(494,217)	(956,326)	(74,459)
Death benefit payments	(95,803)	(8,717)	(35,632)	(3,417)
Flexible withdrawal option payments	(44,855)	(67,899)	(63,139)	(25,228)
Transfers to other contracts	(580,803)	(483,263)	(574,526)	(685,266)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(654,687)	(746,549)	(1,074,687)	(255,322)
Total increase (decrease)	(645,685)	(1,479,401)	(1,183,016)	(306,687)
Net assets as of December 31, 2018	3,046,570	2,905,478	8,592,280	1,857,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40,921)	(38,429)	(124,065)	44,918
Total realized gains (losses) on investments	532,746	392,134	1,688,471	237
Change in net unrealized appreciation (depreciation)
of investments	433,265	448,184	1,213,597	123,943
Net gains (losses) on investments	925,090	801,889	2,778,003	169,098
Net increase (decrease) in net assets resulting from operations	925,090	801,889	2,778,003	169,098
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	147,274	340,357	457,116	1,321,164
Administration charges	(286)	(10,277)	(1,754)	(2,334)
Contingent sales charges	(489)	(2,066)	(992)	(682)
Contract terminations	(580,088)	(371,928)	(1,177,694)	(83,777)
Death benefit payments	(8,570)	—	(18,949)	(20,635)
Flexible withdrawal option payments	(28,702)	(58,128)	(53,542)	(20,194)
Transfers to other contracts	(462,340)	(287,684)	(507,173)	(105,029)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(933,201)	(389,726)	(1,302,988)	1,088,513
Total increase (decrease)	(8,111)	412,163	1,475,015	1,257,611
Net assets as of December 31, 2019	$3,038,459	$3,317,641	$10,067,295	$3,115,567

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Janus Henderson Global Technology Service Shares Division (1)	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division

Net assets as of January 1, 2018	$—	$112,163,935	$104,390,822	$3,235,043

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,498,505)	365,098	45,158
Total realized gains (losses) on investments	—	15,783,396	12,383,458	250,771
Change in net unrealized appreciation (depreciation)
of investments	—	(10,937,857)	(18,120,279)	(859,123)
Net gains (losses) on investments	—	3,347,034	(5,371,723)	(563,194)
Net increase (decrease) in net assets resulting from operations	—	3,347,034	(5,371,723)	(563,194)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	6,084,659	8,724,026	4,730,271
Administration charges	—	(33,196)	(57,937)	(10,660)
Contingent sales charges	—	(22,493)	(33,286)	(2,648)
Contract terminations	—	(10,253,450)	(9,612,324)	(108,386)
Death benefit payments	—	(822,050)	(641,672)	—
Flexible withdrawal option payments	—	(1,131,561)	(1,358,328)	(28,844)
Transfers to other contracts	—	(6,530,248)	(7,492,770)	(171,635)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	(12,708,339)	(10,472,291)	4,408,098
Total increase (decrease)	—	(9,361,305)	(15,844,014)	3,844,904
Net assets as of December 31, 2018	—	102,802,630	88,546,808	7,079,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(622)	(1,766,218)	513,565	136,360
Total realized gains (losses) on investments	210	22,244,194	12,389,698	627,806
Change in net unrealized appreciation (depreciation)
of investments	25,001	17,797,460	11,618,691	1,957,657
Net gains (losses) on investments	24,589	38,275,436	24,521,954	2,721,823
Net increase (decrease) in net assets resulting from operations	24,589	38,275,436	24,521,954	2,721,823
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	325,614	55,899,675	3,993,973	6,991,181
Administration charges	(197)	(61,439)	(42,196)	(24,142)
Contingent sales charges	—	(31,815)	(30,388)	(4,456)
Contract terminations	—	(16,081,195)	(11,209,850)	(193,704)
Death benefit payments	—	(1,750,829)	(705,983)	(43,155)
Flexible withdrawal option payments	—	(1,475,175)	(1,336,707)	(53,185)
Transfers to other contracts	(1,814)	(8,607,753)	(4,132,556)	(637,861)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	323,603	27,891,469	(13,463,707)	6,034,678
Total increase (decrease)	348,192	66,166,905	11,058,247	8,756,501
Net assets as of December 31, 2019	$348,192	$168,969,535	$99,605,055	$15,836,448

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	MFS International Intrinsic Value Service Class Division (1)	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division

Net assets as of January 1, 2018	$6,697,734	$1,497,048	$13,276,004	$6,238,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25,406)	(28,928)	(75,014)	(10,467)
Total realized gains (losses) on investments	332,315	390,401	(193,173)	505,489
Change in net unrealized appreciation (depreciation)
of investments	(1,068,216)	(584,728)	163,854	(1,119,990)
Net gains (losses) on investments	(761,307)	(223,255)	(104,333)	(624,968)
Net increase (decrease) in net assets resulting from operations	(761,307)	(223,255)	(104,333)	(624,968)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,015,034	1,759,138	1,532,777	573,815
Administration charges	(4,371)	(1,419)	(3,926)	(277)
Contingent sales charges	(3,080)	(733)	(7,205)	(5,560)
Contract terminations	(501,821)	(52,778)	(1,072,991)	(801,478)
Death benefit payments	(4,312)	(33,614)	(77,647)	(724)
Flexible withdrawal option payments	(42,866)	(30,782)	(104,941)	(53,233)
Transfers to other contracts	(1,677,728)	(450,301)	(1,049,320)	(645,530)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(219,144)	1,189,511	(783,253)	(932,987)
Total increase (decrease)	(980,451)	966,256	(887,586)	(1,557,955)
Net assets as of December 31, 2018	5,717,283	2,463,304	12,388,418	4,680,953

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,924	(46,892)	352,152	23,441
Total realized gains (losses) on investments	359,038	939,941	(102,330)	234,008
Change in net unrealized appreciation (depreciation)
of investments	1,023,593	250,524	2,611,742	971,917
Net gains (losses) on investments	1,398,555	1,143,573	2,861,564	1,229,366
Net increase (decrease) in net assets resulting from operations	1,398,555	1,143,573	2,861,564	1,229,366
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,614,093	2,204,502	2,913,777	669,885
Administration charges	(4,680)	(4,190)	(6,580)	(229)
Contingent sales charges	(2,826)	(2,510)	(7,674)	(3,033)
Contract terminations	(503,270)	(370,555)	(1,212,561)	(546,096)
Death benefit payments	(3,378)	—	(400,308)	(51,676)
Flexible withdrawal option payments	(35,728)	(45,400)	(149,056)	(48,465)
Transfers to other contracts	(695,143)	(582,083)	(1,103,478)	(638,446)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	369,068	1,199,764	34,120	(618,060)
Total increase (decrease)	1,767,623	2,343,337	2,895,684	611,306
Net assets as of December 31, 2019	$7,484,906	$4,806,641	$15,284,102	$5,292,259

(1) Represented the operations of MFS International Value Service Class Division until June 6, 2019.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division (1)

Net assets as of January 1, 2018	$351,847,210	$2,598,506	$4,355,135	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,470,289)	(38,099)	(37,130)	2
Total realized gains (losses) on investments	64,398,236	318,504	730,145	(286)
Change in net unrealized appreciation (depreciation)
of investments	(84,185,785)	(507,941)	(893,064)	(126)
Net gains (losses) on investments	(23,257,838)	(227,536)	(200,049)	(410)
Net increase (decrease) in net assets resulting from operations	(23,257,838)	(227,536)	(200,049)	(410)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	11,081,798	750,610	321,603	10,781
Administration charges	(304,557)	(4,337)	(19,485)	(1)
Contingent sales charges	(100,029)	(1,648)	(3,865)	(1)
Contract terminations	(33,444,054)	(233,406)	(557,164)	(181)
Death benefit payments	(2,413,752)	(4,809)	(16,195)	—
Flexible withdrawal option payments	(4,551,400)	(22,313)	(88,288)	—
Transfers to other contracts	(15,350,029)	(401,798)	(586,949)	(8,682)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(45,082,023)	82,299	(950,343)	1,916
Total increase (decrease)	(68,339,861)	(145,237)	(1,150,392)	1,506
Net assets as of December 31, 2018	283,507,349	2,453,269	3,204,743	1,506

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,397,099)	(39,535)	(53,606)	7
Total realized gains (losses) on investments	67,777,369	339,120	828,470	663
Change in net unrealized appreciation (depreciation)
of investments	45,967,907	464,714	202,087	430
Net gains (losses) on investments	110,348,177	764,299	976,951	1,100
Net increase (decrease) in net assets resulting from operations	110,348,177	764,299	976,951	1,100
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,681,901	989,491	3,972,039	14,856
Administration charges	(222,347)	(5,278)	(13,400)	(14)
Contingent sales charges	(99,038)	(2,172)	(5,994)	—
Contract terminations	(36,849,537)	(304,518)	(1,079,093)	—
Death benefit payments	(3,673,104)	(12,863)	(137,595)	—
Flexible withdrawal option payments	(4,328,708)	(24,535)	(81,785)	—
Transfers to other contracts	(19,885,148)	(351,589)	(201,992)	(1,886)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(55,375,981)	288,536	2,452,180	12,956
Total increase (decrease)	54,972,196	1,052,835	3,429,131	14,056
Net assets as of December 31, 2019	$338,479,545	$3,506,104	$6,633,874	$15,562

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division

Net assets as of January 1, 2018	$3,688,301	$97,812	$10,627	$21,731,394

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52,643	1,859	57	724,718
Total realized gains (losses) on investments	(30,509)	1,167	(176)	(240,898)
Change in net unrealized appreciation (depreciation)
of investments	(237,187)	(9,885)	(3,877)	(1,268,626)
Net gains (losses) on investments	(215,053)	(6,859)	(3,996)	(784,806)
Net increase (decrease) in net assets resulting from operations	(215,053)	(6,859)	(3,996)	(784,806)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	352,284	16,377	38,424	2,435,213
Administration charges	(42)	(193)	(20)	(5,316)
Contingent sales charges	(3,428)	—	(5)	(16,128)
Contract terminations	(494,108)	—	(153)	(2,043,898)
Death benefit payments	(22,093)	—	—	(204,632)
Flexible withdrawal option payments	(61,090)	—	—	(255,623)
Transfers to other contracts	(497,332)	(6,691)	(1,069)	(2,932,830)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(725,809)	9,493	37,177	(3,023,214)
Total increase (decrease)	(940,862)	2,634	33,181	(3,808,020)
Net assets as of December 31, 2018	2,747,439	100,446	43,808	17,923,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37,455	1,758	1,598	682,969
Total realized gains (losses) on investments	(63,142)	196	(944)	(136,964)
Change in net unrealized appreciation (depreciation)
of investments	280,847	8,554	3,743	1,771,178
Net gains (losses) on investments	255,160	10,508	4,397	2,317,183
Net increase (decrease) in net assets resulting from operations	255,160	10,508	4,397	2,317,183
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	161,892	2,418	7,213	3,214,331
Administration charges	—	(201)	(168)	(7,127)
Contingent sales charges	(2,063)	—	(4)	(10,395)
Contract terminations	(371,482)	—	(176)	(1,781,490)
Death benefit payments	(39,518)	—	—	(339,641)
Flexible withdrawal option payments	(52,877)	—	(903)	(258,862)
Transfers to other contracts	(279,868)	(785)	(2,691)	(1,062,291)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(583,916)	1,432	3,271	(245,475)
Total increase (decrease)	(328,756)	11,940	7,668	2,071,708
Net assets as of December 31, 2019	$2,418,683	$112,386	$51,476	$19,995,082

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Net assets as of January 1, 2018	$392,470	$26,016,136	$112,554,315	$999,171

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,647	257,756	(286,518)	628
Total realized gains (losses) on investments	(4,692)	(322,664)	9,885,087	117,597
Change in net unrealized appreciation (depreciation)
of investments	(3,712)	(446,136)	(13,540,449)	(269,776)
Net gains (losses) on investments	(4,757)	(511,044)	(3,941,880)	(151,551)
Net increase (decrease) in net assets resulting from operations	(4,757)	(511,044)	(3,941,880)	(151,551)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,182,756	2,922,114	4,553,932	1,558,678
Administration charges	(365)	(4,057)	(223,855)	(4,908)
Contingent sales charges	(178)	(26,132)	(51,549)	(1,517)
Contract terminations	(33,689)	(3,785,673)	(10,083,321)	(65,659)
Death benefit payments	—	(102,824)	(903,342)	(5,425)
Flexible withdrawal option payments	(3,732)	(400,204)	(2,187,907)	(9,347)
Transfers to other contracts	(504,005)	(2,485,192)	(8,287,659)	(174,980)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	640,787	(3,881,968)	(17,183,701)	1,296,842
Total increase (decrease)	636,030	(4,393,012)	(21,125,581)	1,145,291
Net assets as of December 31, 2018	1,028,500	21,623,124	91,428,734	2,144,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,403	366,519	171,149	23,784
Total realized gains (losses) on investments	4,074	(222,581)	13,441,306	355,171
Change in net unrealized appreciation (depreciation)
of investments	7,635	1,307,644	12,272,884	471,338
Net gains (losses) on investments	28,112	1,451,582	25,885,339	850,293
Net increase (decrease) in net assets resulting from operations	28,112	1,451,582	25,885,339	850,293
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,230,075	4,521,241	2,265,862	2,604,147
Administration charges	(973)	(6,739)	(150,636)	(9,157)
Contingent sales charges	(1,730)	(15,489)	(47,216)	(3,951)
Contract terminations	(198,730)	(2,573,947)	(11,933,726)	(152,931)
Death benefit payments	—	(208,832)	(1,369,645)	—
Flexible withdrawal option payments	(13,518)	(352,498)	(1,943,632)	(22,167)
Transfers to other contracts	(545,932)	(1,517,135)	(6,708,312)	(132,968)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	469,192	(153,399)	(19,887,305)	2,282,973
Total increase (decrease)	497,304	1,298,183	5,998,034	3,133,266
Net assets as of December 31, 2019	$1,525,804	$22,921,307	$97,426,768	$5,277,728

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division

Net assets as of January 1, 2018	$24,297,433	$104,894,330	$68,464,637	$15,164,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	311,111	1,168,395	577,821	93,252
Total realized gains (losses) on investments	2,257,576	10,042,987	4,974,375	959,741
Change in net unrealized appreciation (depreciation)
of investments	(3,578,113)	(17,238,827)	(10,456,268)	(2,363,896)
Net gains (losses) on investments	(1,009,426)	(6,027,445)	(4,904,072)	(1,310,903)
Net increase (decrease) in net assets resulting from operations	(1,009,426)	(6,027,445)	(4,904,072)	(1,310,903)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	628,286	2,887,583	3,200,586	510,792
Administration charges	(82,130)	(532,118)	(384,195)	(5,043)
Contingent sales charges	(18,046)	(61,413)	(65,150)	(5,660)
Contract terminations	(2,668,055)	(9,516,705)	(9,566,699)	(860,788)
Death benefit payments	(1,253,029)	(671,767)	—	—
Flexible withdrawal option payments	(954,790)	(3,248,295)	(1,332,083)	(29,193)
Transfers to other contracts	(1,380,883)	(4,720,580)	(817,854)	(493,219)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,728,647)	(15,863,295)	(8,965,395)	(883,111)
Total increase (decrease)	(6,738,073)	(21,890,740)	(13,869,467)	(2,194,014)
Net assets as of December 31, 2018	17,559,360	83,003,590	54,595,170	12,970,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	244,231	856,429	371,311	67,300
Total realized gains (losses) on investments	1,442,283	8,492,660	5,166,094	1,326,258
Change in net unrealized appreciation (depreciation)
of investments	377,927	3,601,273	5,019,700	1,558,385
Net gains (losses) on investments	2,064,441	12,950,362	10,557,105	2,951,943
Net increase (decrease) in net assets resulting from operations	2,064,441	12,950,362	10,557,105	2,951,943
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	238,748	3,017,400	3,741,072	1,757,962
Administration charges	(48,778)	(363,074)	(249,778)	(7,110)
Contingent sales charges	(6,545)	(41,722)	(41,129)	(10,156)
Contract terminations	(1,212,259)	(8,586,008)	(7,647,216)	(1,807,050)
Death benefit payments	(525,439)	(1,589,979)	(356,024)	(25,046)
Flexible withdrawal option payments	(848,098)	(3,071,940)	(1,205,431)	(32,715)
Transfers to other contracts	(371,887)	(2,732,397)	(1,823,307)	(223,871)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,774,258)	(13,367,720)	(7,581,813)	(347,986)
Total increase (decrease)	(709,817)	(417,358)	2,975,292	2,603,957
Net assets as of December 31, 2019	$16,849,543	$82,586,232	$57,570,462	$15,574,030

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Principal LifeTime 2050 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

Net assets as of January 1, 2018	$11,286,978	$15,183,765	$75,317,625	$2,536,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71,952	152,873	279,047	17,956
Total realized gains (losses) on investments	805,456	640,078	8,547,778	227,215
Change in net unrealized appreciation (depreciation)
of investments	(1,948,794)	(1,344,295)	(12,652,684)	(402,912)
Net gains (losses) on investments	(1,071,386)	(551,344)	(3,825,859)	(157,741)
Net increase (decrease) in net assets resulting from operations	(1,071,386)	(551,344)	(3,825,859)	(157,741)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	759,700	585,659	3,833,843	1,216,004
Administration charges	(4,077)	(43,259)	(15,931)	(5,729)
Contingent sales charges	(3,669)	(9,056)	(24,380)	(490)
Contract terminations	(548,824)	(1,630,543)	(6,488,601)	(107,735)
Death benefit payments	(4,024)	(290,478)	(403,096)	—
Flexible withdrawal option payments	(40,799)	(595,137)	(780,979)	(19,717)
Transfers to other contracts	(654,039)	(1,248,458)	(6,112,221)	(190,829)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(495,732)	(3,231,272)	(9,991,365)	891,504
Total increase (decrease)	(1,567,118)	(3,782,616)	(13,817,224)	733,763
Net assets as of December 31, 2018	9,719,860	11,401,149	61,500,401	3,270,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65,351	108,883	281,150	30,204
Total realized gains (losses) on investments	1,078,935	725,212	9,762,855	311,375
Change in net unrealized appreciation (depreciation)
of investments	1,254,271	327,916	7,368,808	675,230
Net gains (losses) on investments	2,398,557	1,162,011	17,412,813	1,016,809
Net increase (decrease) in net assets resulting from operations	2,398,557	1,162,011	17,412,813	1,016,809
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,546,017	758,056	3,443,526	2,453,536
Administration charges	(7,149)	(29,568)	(13,915)	(9,021)
Contingent sales charges	(8,301)	(6,695)	(25,495)	(2,890)
Contract terminations	(1,374,136)	(1,619,389)	(7,827,368)	(144,613)
Death benefit payments	—	(147,537)	(1,387,136)	(22,707)
Flexible withdrawal option payments	(37,223)	(526,867)	(757,886)	(19,470)
Transfers to other contracts	(376,287)	(357,785)	(4,864,877)	(436,200)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(257,079)	(1,929,785)	(11,433,151)	1,818,635
Total increase (decrease)	2,141,478	(767,774)	5,979,662	2,835,444
Net assets as of December 31, 2019	$11,861,338	$10,633,375	$67,480,063	$6,105,983

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division

Net assets as of January 1, 2018	$439,801	$271,312	$1,358,604	$536,023,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,555)	9,888	(20,910)	8,073,899
Total realized gains (losses) on investments	12,146	10,247	101,008	30,909,114
Change in net unrealized appreciation (depreciation)
of investments	(113,786)	(108,846)	(186,449)	(68,888,685)
Net gains (losses) on investments	(105,195)	(88,711)	(106,351)	(29,905,672)
Net increase (decrease) in net assets resulting from operations	(105,195)	(88,711)	(106,351)	(29,905,672)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	161,093	309,624	954,303	19,032,622
Administration charges	(434)	(253)	(5,637)	(3,360,590)
Contingent sales charges	(79)	(117)	(1,331)	(314,852)
Contract terminations	(2,670)	(23,285)	(103,095)	(51,825,702)
Death benefit payments	—	(1,198)	(2,542)	(4,527,129)
Flexible withdrawal option payments	(365)	(2,362)	(3,704)	(13,334,965)
Transfers to other contracts	(1,708)	(41,430)	(265,364)	(19,578,439)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	155,837	240,979	572,630	(73,909,055)
Total increase (decrease)	50,642	152,268	466,279	(103,814,727)
Net assets as of December 31, 2018	490,443	423,580	1,824,883	432,208,696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,684)	1,456	(22,331)	4,501,847
Total realized gains (losses) on investments	27,388	(5,564)	83,014	18,513,667
Change in net unrealized appreciation (depreciation)
of investments	78,927	64,075	655,958	50,648,846
Net gains (losses) on investments	99,631	59,967	716,641	73,664,360
Net increase (decrease) in net assets resulting from operations	99,631	59,967	716,641	73,664,360
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	29,495	64,522	753,174	7,644,958
Administration charges	(563)	(482)	(6,359)	(2,314,355)
Contingent sales charges	(75)	(482)	(810)	(271,690)
Contract terminations	(9,756)	(27,286)	(72,927)	(52,764,065)
Death benefit payments	—	—	(2,444)	(5,599,660)
Flexible withdrawal option payments	(1,343)	(2,028)	(8,066)	(12,303,301)
Transfers to other contracts	(1,457)	(18,746)	(109,095)	(12,287,637)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	16,301	15,498	553,473	(77,895,750)
Total increase (decrease)	115,932	75,465	1,270,114	(4,231,390)
Net assets as of December 31, 2019	$606,375	$499,045	$3,094,997	$427,977,306

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Net assets as of January 1, 2018	$9,147,273	$128,349,159	$5,203,713	$106,720,296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253,956	2,170,636	125,568	1,245,341
Total realized gains (losses) on investments	673,443	4,847,423	206,670	8,374,957
Change in net unrealized appreciation (depreciation)
of investments	(1,809,015)	(12,400,624)	(621,650)	(17,095,687)
Net gains (losses) on investments	(881,616)	(5,382,565)	(289,412)	(7,475,389)
Net increase (decrease) in net assets resulting from operations	(881,616)	(5,382,565)	(289,412)	(7,475,389)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,858,093	5,631,596	2,147,675	10,713,365
Administration charges	(28,936)	(452,025)	(18,351)	(10,820)
Contingent sales charges	(6,747)	(89,809)	(1,853)	(117,897)
Contract terminations	(636,550)	(15,336,465)	(300,532)	(18,239,752)
Death benefit payments	—	(999,078)	(13,800)	(604,715)
Flexible withdrawal option payments	(226,862)	(3,390,344)	(50,317)	(988,809)
Transfers to other contracts	(127,888)	(5,362,607)	(673,142)	(4,209,807)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,831,110	(19,998,732)	1,089,680	(13,458,435)
Total increase (decrease)	3,949,494	(25,381,297)	800,268	(20,933,824)
Net assets as of December 31, 2018	13,096,767	102,967,862	6,003,981	85,786,472

Increase (decrease) in net assets
Operations:
Net investment income (loss)	270,670	1,417,793	139,591	339,518
Total realized gains (losses) on investments	691,456	1,648,177	107,235	3,463,132
Change in net unrealized appreciation (depreciation)
of investments	1,939,678	10,844,136	704,735	14,010,768
Net gains (losses) on investments	2,901,804	13,910,106	951,561	17,813,418
Net increase (decrease) in net assets resulting from operations	2,901,804	13,910,106	951,561	17,813,418
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,382,193	3,039,184	2,936,995	4,038,413
Administration charges	(39,690)	(319,597)	(17,741)	(9,452)
Contingent sales charges	(7,386)	(50,414)	(2,800)	(64,498)
Contract terminations	(397,706)	(10,153,043)	(259,596)	(13,152,309)
Death benefit payments	(25,142)	(1,891,987)	(66,341)	(284,300)
Flexible withdrawal option payments	(274,825)	(3,014,496)	(78,341)	(896,275)
Transfers to other contracts	(814,816)	(2,365,937)	(539,825)	(3,869,176)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	6,822,628	(14,756,290)	1,972,351	(14,237,597)
Total increase (decrease)	9,724,432	(846,184)	2,923,912	3,575,821
Net assets as of December 31, 2019	$22,821,199	$102,121,678	$8,927,893	$89,362,293

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division

Net assets as of January 1, 2018	$8,478,538	$159,705,243	$8,096,190	$66,383,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	163,025	3,635,657	323,777	499,548
Total realized gains (losses) on investments	522,418	3,301,827	244,072	4,338,854
Change in net unrealized appreciation (depreciation)
of investments	(1,585,855)	(11,650,339)	(952,659)	(10,566,310)
Net gains (losses) on investments	(900,412)	(4,712,855)	(384,810)	(5,727,908)
Net increase (decrease) in net assets resulting from operations	(900,412)	(4,712,855)	(384,810)	(5,727,908)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,712,822	7,441,334	7,557,241	3,485,914
Administration charges	(39,418)	(268,839)	(30,683)	(9,084)
Contingent sales charges	(1,423)	(89,915)	(3,465)	(57,502)
Contract terminations	(368,326)	(15,598,980)	(332,473)	(8,698,002)
Death benefit payments	—	(1,753,851)	(4,891)	(238,987)
Flexible withdrawal option payments	(70,330)	(3,888,060)	(194,691)	(460,126)
Transfers to other contracts	(62,565)	(13,987,368)	(2,190,264)	(3,728,822)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,170,760	(28,145,679)	4,800,774	(9,706,609)
Total increase (decrease)	2,270,348	(32,858,534)	4,415,964	(15,434,517)
Net assets as of December 31, 2018	10,748,886	126,846,709	12,512,154	50,948,524

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,003	2,524,636	368,732	7,080
Total realized gains (losses) on investments	395,507	1,694,363	401,769	2,314,292
Change in net unrealized appreciation (depreciation)
of investments	1,980,212	9,732,166	796,351	9,809,596
Net gains (losses) on investments	2,462,722	13,951,165	1,566,852	12,130,968
Net increase (decrease) in net assets resulting from operations	2,462,722	13,951,165	1,566,852	12,130,968
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,293,800	10,702,178	4,999,435	2,059,750
Administration charges	(39,039)	(183,686)	(37,255)	(7,806)
Contingent sales charges	(16,459)	(64,191)	(7,084)	(42,933)
Contract terminations	(1,212,642)	(13,396,036)	(483,842)	(8,696,828)
Death benefit payments	(2,298,694)	(5,832,018)	(25,237)	(24,109)
Flexible withdrawal option payments	(82,063)	(3,713,775)	(234,151)	(441,551)
Transfers to other contracts	(185,015)	(6,521,199)	(1,457,975)	(2,026,228)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,459,888	(19,008,727)	2,753,891	(9,179,705)
Total increase (decrease)	4,922,610	(5,057,562)	4,320,743	2,951,263
Net assets as of December 31, 2019	$15,671,496	$121,789,147	$16,832,897	$53,899,787

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division

Net assets as of January 1, 2018	$5,077,915	$87,366,110	$112,085,132	$1,013,662

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,988	573,009	(1,140,623)	(12,575)
Total realized gains (losses) on investments	366,931	(603,743)	9,745,347	110,830
Change in net unrealized appreciation (depreciation)
of investments	(1,091,961)	(333,574)	(19,692,302)	(307,735)
Net gains (losses) on investments	(654,042)	(364,308)	(11,087,578)	(209,480)
Net increase (decrease) in net assets resulting from operations	(654,042)	(364,308)	(11,087,578)	(209,480)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,916,670	11,769,693	5,763,689	757,553
Administration charges	(17,772)	(351,958)	(112,344)	(2,935)
Contingent sales charges	(1,161)	(46,233)	(31,560)	(147)
Contract terminations	(205,718)	(8,040,179)	(10,348,221)	(38,676)
Death benefit payments	(3,917)	(930,051)	(734,469)	—
Flexible withdrawal option payments	(31,603)	(3,064,803)	(1,517,808)	(18,943)
Transfers to other contracts	(61,763)	(12,569,782)	(7,136,275)	(208,655)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,594,736	(13,233,313)	(14,116,988)	488,197
Total increase (decrease)	940,694	(13,597,621)	(25,204,566)	278,717
Net assets as of December 31, 2018	6,018,609	73,768,489	86,880,566	1,292,379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32,443	905,453	(965,794)	(16,025)
Total realized gains (losses) on investments	464,664	(209,413)	15,837,119	272,713
Change in net unrealized appreciation (depreciation)
of investments	1,256,273	1,637,793	6,475,160	125,227
Net gains (losses) on investments	1,753,380	2,333,833	21,346,485	381,915
Net increase (decrease) in net assets resulting from operations	1,753,380	2,333,833	21,346,485	381,915
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,783,131	14,314,980	3,630,644	991,722
Administration charges	(20,995)	(240,542)	(73,134)	(4,519)
Contingent sales charges	(4,826)	(60,793)	(31,927)	(2,011)
Contract terminations	(267,362)	(11,457,382)	(11,455,738)	(82,110)
Death benefit payments	(2,241)	(558,871)	(674,467)	(7,419)
Flexible withdrawal option payments	(42,900)	(2,799,102)	(1,383,747)	(23,634)
Transfers to other contracts	(399,188)	(4,873,624)	(3,917,395)	(94,248)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,045,619	(5,675,334)	(13,905,764)	777,781
Total increase (decrease)	3,798,999	(3,341,501)	7,440,721	1,159,696
Net assets as of December 31, 2019	$9,817,608	$70,426,988	$94,321,287	$2,452,075

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division

Net assets as of January 1, 2018	$21,628,237	$28,306,947	$2,026,380	$890,640

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(341,594)	(413,796)	(28,724)	9,783
Total realized gains (losses) on investments	3,202,377	3,225,538	2,201	76,460
Change in net unrealized appreciation (depreciation)
of investments	(2,838,061)	(2,779,049)	35,555	(222,995)
Net gains (losses) on investments	22,722	32,693	9,032	(136,752)
Net increase (decrease) in net assets resulting from operations	22,722	32,693	9,032	(136,752)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,530,216	3,041,982	2,819,252	12,661
Administration charges	(21,089)	(12,909)	(2,746)	—
Contingent sales charges	(13,108)	(19,150)	(517)	(1)
Contract terminations	(1,889,447)	(2,760,346)	(124,566)	(15,060)
Death benefit payments	(153,394)	(128,291)	—	(4,504)
Flexible withdrawal option payments	(228,100)	(279,887)	(23,698)	(9,138)
Transfers to other contracts	(2,929,579)	(3,101,664)	(197,783)	(1,222)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(704,501)	(3,260,265)	2,469,942	(17,264)
Total increase (decrease)	(681,779)	(3,227,572)	2,478,974	(154,016)
Net assets as of December 31, 2018	20,946,458	25,079,375	4,505,354	736,624

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(347,436)	(378,192)	282,028	13,833
Total realized gains (losses) on investments	3,049,407	2,685,899	(4,983)	149,839
Change in net unrealized appreciation (depreciation)
of investments	2,988,815	3,884,057	(251,832)	(69,823)
Net gains (losses) on investments	5,690,786	6,191,764	25,213	93,849
Net increase (decrease) in net assets resulting from operations	5,690,786	6,191,764	25,213	93,849
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,514,062	2,092,269	941,071	17,446
Administration charges	(16,406)	(8,989)	(3,464)	—
Contingent sales charges	(13,362)	(22,312)	(864)	(2)
Contract terminations	(2,385,049)	(4,017,051)	(100,936)	(159,066)
Death benefit payments	(346,647)	(473,952)	—	(4,129)
Flexible withdrawal option payments	(274,090)	(232,787)	(21,807)	(6,975)
Transfers to other contracts	(2,987,000)	(2,447,036)	(208,699)	(16,426)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,508,492)	(5,109,858)	605,301	(169,152)
Total increase (decrease)	4,182,294	1,081,906	630,514	(75,303)
Net assets as of December 31, 2019	$25,128,752	$26,161,281	$5,135,868	$661,321

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	The Merger Fund Division	TOPS Aggressive Growth ETF Portfolio Investor Class Division (1)	TOPS Balanced ETF Portfolio Investor Class Division (1)	TOPS Conservative ETF Portfolio Investor Class Division (1)

Net assets as of January 1, 2018	$5,999	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	238	54	245	—
Total realized gains (losses) on investments	2,026	311	471	—
Change in net unrealized appreciation (depreciation)
of investments	3,223	(2,425)	(2,641)	—
Net gains (losses) on investments	5,487	(2,060)	(1,925)	—
Net increase (decrease) in net assets resulting from operations	5,487	(2,060)	(1,925)	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,653	21,774	28,260	—
Administration charges	(305)	(13)	—	—
Contingent sales charges	—	—	—	—
Contract terminations	—	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(160)	—	—	—
Transfers to other contracts	(135)	—	(78)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	168,053	21,761	28,182	—
Total increase (decrease)	173,540	19,701	26,257	—
Net assets as of December 31, 2018	179,539	19,701	26,257	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	974	5,385	4,954	(1,229)
Total realized gains (losses) on investments	16,138	18,236	8,298	726
Change in net unrealized appreciation (depreciation)
of investments	(4,844)	32,198	20,850	8,040
Net gains (losses) on investments	12,268	55,819	34,102	7,537
Net increase (decrease) in net assets resulting from operations	12,268	55,819	34,102	7,537
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	162,285	550,310	956,931	300,734
Administration charges	(795)	(1,271)	(13)	(131)
Contingent sales charges	(408)	—	—	(73)
Contract terminations	(17,843)	—	—	(13,148)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(827)	—	—	—
Transfers to other contracts	(30,313)	(380)	(431)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	112,099	548,659	956,487	287,382
Total increase (decrease)	124,367	604,478	990,589	294,919
Net assets as of December 31, 2019	$303,906	$624,179	$1,016,846	$294,919

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	TOPS Growth ETF Portfolio Investor Class Division (1)	TOPS Moderate Growth ETF Portfolio Investor Class Division (1)	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2018	$—	$—	$5,837,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(15)	(74,948)
Total realized gains (losses) on investments	(246)	—	(314,443)
Change in net unrealized appreciation (depreciation)
of investments	(121)	(263)	(1,227,029)
Net gains (losses) on investments	(336)	(278)	(1,616,420)
Net increase (decrease) in net assets resulting from operations	(336)	(278)	(1,616,420)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	42,867	11,418	822,000
Administration charges	(4)	—	(865)
Contingent sales charges	—	—	(2,973)
Contract terminations	—	—	(485,054)
Death benefit payments	—	—	(76,148)
Flexible withdrawal option payments	—	—	(37,430)
Transfers to other contracts	(8,728)	—	(545,173)
Annuity payments	—	—	—
Increase (decrease) in net assets from policy related transactions	34,135	11,418	(325,643)
Total increase (decrease)	33,799	11,140	(1,942,063)
Net assets as of December 31, 2018	33,799	11,140	3,895,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,969	286	(56,342)
Total realized gains (losses) on investments	30,868	2,087	(362,083)
Change in net unrealized appreciation (depreciation)
of investments	56,486	5,737	802,914
Net gains (losses) on investments	93,323	8,110	384,489
Net increase (decrease) in net assets resulting from operations	93,323	8,110	384,489
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,421,161	363,477	668,767
Administration charges	(707)	(83)	(721)
Contingent sales charges	—	(4,209)	(2,958)
Contract terminations	—	(141,168)	(500,183)
Death benefit payments	—	—	(15,067)
Flexible withdrawal option payments	(1,528)	—	(30,310)
Transfers to other contracts	(502,535)	(4)	(442,881)
Annuity payments	—	—	—
Increase (decrease) in net assets from policy related transactions	916,391	218,013	(323,353)
Total increase (decrease)	1,009,714	226,123	61,136
Net assets as of December 31, 2019	$1,043,513	$237,263	$3,957,008

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2019, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (7)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (6)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (6)
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account (3)
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account (2)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Listed Private Equity – Class III (3)
American Century Investments®:
VP Capital Appreciation Fund – Class I
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2 (5)
Asset Allocation Fund – Class 4 (3)
Blue Chip Income and Growth Fund – Class 2 (5)
Blue Chip Income and Growth Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Bond Fund – Class 2
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund – Class 2
New World Fund – Class 4
BlackRock Variable Insurance Funds:
60/40 Target Allocation ETF V.I. Fund – Class III (3) (10)
Advantage U.S. Total Market V.I. Fund – Class III (3)
Global Allocation V.I. Fund – Class III (3)
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares (3) (11)
Technology Growth Portfolio – Service Shares (12)
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond – Class F (8)
Russell 2000 Small Cap Index – Class F
S&P MidCap 400 Index – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II (3)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (3)
Small Cap Value – Class 2 (3)
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class (3)
Small Cap Value – Service Class
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

EQ Advisors Trust:(SM)
1290 VT Convertible Securities Portfolio – Class IB (9)
1290 VT GAMCO Small Company Value Portfolio – Class IB (9)
1290 VT Micro Cap Portfolio – Class IB (9)
1290 VT SmartBeta Equity Portfolio – Class IB (9)
1290 VT Socially Responsible Portfolio – Class IB (9)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 – Service Class 2 (9)
Freedom 2030 – Service Class 2 (9)
Freedom 2040 – Service Class 2 (9)
Freedom 2050 – Service Class 2 (9)
Government Money Market Portfolio – Initial Class (4)
Government Money Market Portfolio – Service Class 2 (4)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP – Class 4 (8)
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2 (9)
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares (3)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares
Mid Cap Growth Fund – Series I Shares
Oppenheimer Main Street Small Cap Fund – Series II Shares (13)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Janus Henderson Series:
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Technology Portfolio – Service Shares (9)
MFS®:
International Intrinsic Value Portfolio – Service Class (14)
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S (3)
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S (8)
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class (3)
Commodity Real Return Strategy Portfolio – Class M (3)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class (3)
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund (3)
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL (3)
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (8)
Balanced ETF Portfolio Investor Class (8)
Conservative ETF Portfolio Investor Class (8)
Growth ETF Portfolio Investor Class (8)
Moderate Growth ETF Portfolio Investor Class (8)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life.

(2)	Commenced operations April 17, 2015.

(3)	Commenced operations May 18, 2015.

(4)	Commenced operations February 8, 2016.

(5)	Commenced operations May 23, 2016.

(6)	Commenced operations April 6, 2017.

(7)	Commenced operations May 26, 2017.

(8)	Commenced operations June 11, 2018.

(9)	Commenced operations June 7, 2019.
(10) Represented the operations of BlackRock iShares Dynamic Allocation Class III Division until June 6, 2019.
(11) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(12) Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(13) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
(14) Represented the operations of MFS International Value Service Class Division until June 6, 2019.

Commenced operations date is the date the division became available to contractholders.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

During 2019, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
June 15, 2019	Core Plus Bond Class 2	Core Plus Bond Class 1	$1,463,847
June 15, 2019	Diversified International Class 2	Diversified Balanced Class 1	1,211,840
June 15, 2019	Government & High Quality Bond Class 2	Government & High Quality Bond Class 1	1,901,868
June 8, 2019	Income Class 1	Core Plus Bond Class 1	5,498,449
June 8, 2019	Income Class 2	Core Plus Bond Class 1	1,546,746
June 15, 2019	International Emerging Markets Class 2	International Emerging Markets Class 1	1,850,923
June 8, 2019	LargeCap Growth Class 1	LargeCap Growth I Class 1	5,162,773
June 8, 2019	LargeCap Growth Class 2	LargeCap Growth I Class 1	37,055,405
June 15, 2019	LargeCap Growth I Class 2	LargeCap Growth I Class 1	1,093,008
June 8, 2019	Multi-Asset Income Class 1	SAM Flexible Income Portfolio Class 1	217,339
June 8, 2019	Multi-Asset Income Class 2	SAM Flexible Income Portfolio Class 2	94,698
April 30, 2019	Neuberger Berman AMT Large Cap Value I Class	Neuberger Berman AMT Sustainable Equity Class I	3,860,049
June 15, 2019	Principal LifeTime 2020 Class 2	Principal LifeTime 2020 Class 1	1,446,974
June 15, 2019	Principal LifeTime 2030 Class 2	Principal LifeTime 2030 Class 1	2,144,829
June 15, 2019	Principal LifeTime 2040 Class 2	Principal LifeTime 2040 Class 1	895,545
June 15, 2019	Principal LifeTime 2050 Class 2	Principal LifeTime 2050 Class 1	1,138,306
June 15, 2019	Short-Term Income Class 2	Short-Term Income Class 1	3,619,597

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•	Bankers Flexible Annuity;

•	Pension Builder Plus;

•	Pension Builder Plus-Rollover IRA;

•	Personal Variable;

•	Premier Variable;

•	Principal® Freedom Variable Annuity;

•	Principal® Freedom Variable Annuity 2;

•	Principal® Investment Plus Variable Annuity;

•	Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;

•	Principal® Lifetime Income Solutions;

•	Principal® Lifetime Income Solutions II;

•	Principal® Pivot Series Variable Annuity;

•	Principal® Pivot Series Variable Annuity with Liquidity Max Rider;

•	Principal® Pivot Series Variable Annuity v2;

•	Principal® Pivot Series Variable Annuity v3;

•	Principal® Variable Annuity and

•	Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2019. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

During the year ended December 31, 2019, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

	Net Assets of Accounts
	(in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

	Net Assets of Accounts
	(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond Account	0.50%	0.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, were as follows:

	From January 1, 2019 through April 30, 2019
	Class 1	Class 2	Expiration
SAM Balanced Portfolio	0.86%	1.11%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	1.09	April 30, 2019
SAM Conservative Growth Portfolio	0.99	1.24	April 30, 2019
SAM Strategic Growth Portfolio	0.99	1.24	April 30, 2019

The Manager has contractually agreed to limit certain of the Separate Account’s management and investment advisory fees. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2020
Real Estate Securities Account	0.020	April 30, 2020

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2019 through December 31, 2019
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2020
Diversified Balanced Volatility Control Account	N/A	0.39	April 30, 2020
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2020
Diversified Growth Volatility Control Account	N/A	0.39	April 30, 2020
International Emerging Markets Account	1.20%	N/A	April 30, 2020
LargeCap Growth Account I	0.69^	N/A	April 30, 2021

^Period from June 10, 2019 to December 31, 2019. Prior to June 10, 2019, there was no contractual limit.

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2020.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

Expense Limit
Class 2
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2019:

Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$1,193,457	$2,029,826

AllianceBernstein Small/Mid Cap Value Class A	$947,238	$494,748

Alps/Red Rocks Listed Private Equity Class III	$214,726	$23,713

American Century VP Capital Appreciation Class I	$521,766	$953,367

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

American Century VP Income & Growth Class I	$1,399,378	$1,628,172

American Century VP Inflation Protection Class II	$4,946,963	$8,771,195

American Century VP Mid Cap Value Class II	$1,739,535	$1,415,486

American Century VP Ultra Class I	$719,789	$1,148,978

American Century VP Ultra Class II	$4,545,791	$9,117,278

American Century VP Value Class II	$1,655,027	$2,506,456

American Funds Insurance Series Asset Allocation Fund Class 2	$507,976	$566,330

American Funds Insurance Series Asset Allocation Fund Class 4	$4,771,991	$928,471

American Funds Insurance Series Blue Chip Income and Growth Class 2	$877,139	$623,263

American Funds Insurance Series Blue Chip Income and Growth Class 4	$2,950,206	$318,362

American Funds Insurance Series Global Small Capitalization Fund Class 2	$239,487	$291,684

American Funds Insurance Series Global Small Capitalization Fund Class 4	$626,234	$101,574

American Funds Insurance Series High-Income Bond Class 2	$327,543	$356,421

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$950,912	$50,749

American Funds Insurance Series Managed Risk Growth Fund Class P2	$440,353	$81,058

American Funds Insurance Series Managed Risk International Fund Class P2	$50,464	$3,646

American Funds Insurance Series New World Fund Class 2	$565,911	$428,923

American Funds Insurance Series New World Fund Class 4	$888,775	$105,199

BlackRock 60/40 Target Allocation Class III	$438,583	$284,131

BlackRock Advantage U.S. Total Market Class III	$230,907	$138,023

BlackRock Global Allocation Class III	$532,951	$204,075

BNY Mellon IP MidCap Stock Service Shares	$125,907	$57,338

BNY Mellon IP Technology Growth Service Shares	$1,891,128	$2,694,883

Calvert EAFE International Index Class F	$651,199	$37,104

Calvert Investment Grade Bond Portfolio Class F	$803,283	$21,773

Calvert Russell 2000 Small Cap Index Class F	$1,172,079	$175,916

Calvert S&P MidCap 400 Index Class F	$1,940,737	$301,454

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

ClearBridge Small Cap Growth Class II	$1,128,531	$374,024

Columbia Limited Duration Credit Class 2	$260,439	$60,195

Columbia Small Cap Value Class 2	$492,110	$107,704

Core Plus Bond Class 1	$21,700,699	$22,294,268

Delaware Limited Term Diversified Income Service Class	$153,136	$60,037

Delaware Small Cap Value Service Class	$570,740	$534,072

Diversified Balanced Class 1	$2,427,012	$2,927,364

Diversified Balanced Class 2	$105,595,435	$192,514,518

Diversified Balanced Managed Volatility Class 2	$18,776,860	$26,802,857

Diversified Balanced Volatility Control Class 2	$75,949,496	$9,720,028

Diversified Growth Class 2	$345,506,091	$568,195,682

Diversified Growth Managed Volatility Class 2	$24,368,388	$48,510,366

Diversified Growth Volatility Control Class 2	$335,201,980	$33,648,245

Diversified Income Class 2	$76,103,732	$64,324,073

Diversified International Class 1	$13,049,763	$19,335,832

DWS Alternative Asset Allocation Class B	$5,028	$2,179

DWS Equity 500 Index Class B2	$508,097	$133,887

DWS Small Mid Cap Value Class B	$434,907	$187,537

EQ Convertible Securities Class IB	$—	$—

EQ GAMCO Small Company Value Class IB	$54,513	$161

EQ Micro Cap Class IB Division	$10,943	$51

EQ SmartBeta Equity Class IB	$61,217	$636

EQ Socially Responsible Class IB	$16,574	$826

Equity Income Class 1	$16,214,344	$50,291,741

Equity Income Class 2	$2,566,935	$330,780

Fidelity VIP Contrafund Service Class	$4,621,278	$6,999,108

Fidelity VIP Contrafund Service Class 2	$10,071,650	$10,644,114

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

Fidelity VIP Equity-Income Service Class 2	$3,482,856	$4,657,167

Fidelity VIP Freedom 2020 Service Class 2	$136,713	$518

Fidelity VIP Freedom 2030 Service Class 2	$334,582	$43,925

Fidelity VIP Freedom 2040 Service Class 2	$694,037	$1,020

Fidelity VIP Freedom 2050 Service Class 2	$173,082	$255

Fidelity VIP Government Money Market Initial Class	$10,852,951	$20,509,733

Fidelity VIP Government Money Market Service Class 2	$15,598,607	$14,387,697

Fidelity VIP Growth Service Class	$1,228,524	$2,844,431

Fidelity VIP Growth Service Class 2	$1,452,082	$2,074,261

Fidelity VIP Mid Cap Service Class	$10,163	$847

Fidelity VIP Mid Cap Service Class 2	$7,171,657	$5,129,933

Fidelity VIP Overseas Service Class 2	$2,518,334	$5,867,580

Franklin Global Real Estate VIP Class 2	$551,715	$89,434

Franklin Income VIP Class 4	$1,152,038	$16,191

Franklin Rising Dividends VIP Class 4	$1,396,980	$203,896

Franklin Small Cap Value VIP Class 2	$1,044,286	$852,462

Franklin U.S. Government Fund Class 2	$323,162	$863

Goldman Sachs VIT Mid Cap Value Institutional Shares	$893,127	$2,397,923

Goldman Sachs VIT Mid Cap Value Service Shares	$642,549	$41,167

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$20,091	$1,620

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$436,908	$1,421,336

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$236,236	$28,815

Government & High Quality Bond Class 1	$11,095,132	$16,635,798

Guggenheim Floating Rate Strategies Series F	$907,184	$1,203,645

Guggenheim Investments Global Managed Futures Strategy	$26,510	$44,166

Guggenheim Investments Long Short Equity	$22,472	$87,115

Guggenheim Investments Multi-Hedge Strategies	$40,057	$33,262

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

International Emerging Markets Class 1	$6,850,747	$10,108,791

Invesco American Franchise Series I	$676,046	$912,422

Invesco Balanced-Risk Allocation Series II	$155,166	$26,558

Invesco Core Equity Series I	$1,790,266	$2,521,067

Invesco Health Care Series I	$407,188	$1,565,631

Invesco Health Care Series II	$1,260,570	$212,212

Invesco International Growth Series I	$911,438	$1,773,878

Invesco International Growth Series II	$739,497	$89,477

Invesco Mid Cap Growth Series I	$180,542	$324,329

Invesco Oppenheimer V.I. Main Street Small Cap Series II	$78,624	$92,553

Invesco Small Cap Equity Series I	$1,289,701	$1,019,227

Invesco Technology Series I	$398,763	$1,121,396
Invesco Value Opportunities Series I	$1,024,205	$776,154

Janus Henderson Enterprise Service Shares	$1,078,029	$1,889,115

Janus Henderson Flexible Bond Service Shares	$1,394,176	$260,745

Janus Henderson Global Technology Service Shares	$325,613	$2,632

LargeCap Growth I Class 1	$67,924,461	$29,853,951

LargeCap S&P 500 Index Class 1	$9,799,307	$18,714,658

LargeCap S&P 500 Index Class 2	$7,797,870	$1,056,470

MFS International Intrinsic Value Service Class	$1,923,772	$1,329,118

MFS New Discovery Service Class	$2,999,247	$1,051,630

MFS Utilities Service Class	$3,504,633	$3,074,996

MFS Value Service Class	$1,000,410	$1,361,637

MidCap Class 1	$55,779,687	$69,343,940

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$1,240,346	$740,490

Neuberger Berman AMT Sustainable Equity Class I	$4,355,826	$1,600,265

Neuberger Berman AMT Sustainable Equity Class S	$15,600	$1,930

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

PIMCO All Asset Administrative Class	$236,911	$783,372

PIMCO All Asset Advisor Class	$5,449	$2,259

PIMCO Commodity Real Return Strategy M Class	$9,236	$4,368

PIMCO High Yield Administrative Class	$4,155,783	$3,718,290

PIMCO Low Duration Advisor Class	$1,259,296	$773,701

PIMCO Total Return Administrative Class	$5,187,267	$4,974,148

Principal Capital Appreciation Class 1	$12,291,180	$23,506,204

Principal Capital Appreciation Class 2	$3,004,764	$351,760

Principal LifeTime 2010 Class 1	$1,639,828	$3,253,785

Principal LifeTime 2020 Class 1	$8,641,957	$17,557,220

Principal LifeTime 2030 Class 1	$7,838,344	$12,115,999

Principal LifeTime 2040 Class 1	$2,760,925	$2,308,782

Principal LifeTime 2050 Class 1	$2,464,806	$1,956,975

Principal LifeTime Strategic Income Class 1	$1,459,255	$2,844,915

Real Estate Securities Class 1	$9,199,932	$15,824,839

Real Estate Securities Class 2	$2,842,672	$681,684

Rydex Basic Materials	$55,078	$19,879

Rydex Commodities Strategy	$72,130	$55,176

Rydex NASDAQ 100	$811,386	$225,082

SAM Balanced Portfolio Class 1	$33,466,051	$91,651,012

SAM Balanced Portfolio Class 2	$9,537,280	$1,736,610

SAM Conservative Balanced Portfolio Class 1	$7,947,232	$19,270,322

SAM Conservative Balanced Portfolio Class 2	$3,310,160	$1,038,233

SAM Conservative Growth Portfolio Class 1	$9,633,172	$19,539,348

SAM Conservative Growth Portfolio Class 2	$7,093,781	$3,954,249

SAM Flexible Income Portfolio Class 1	$18,499,657	$31,472,906

SAM Flexible Income Portfolio Class 2	$5,953,775	$2,386,810

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

SAM Strategic Growth Portfolio Class 1	$5,521,869	$12,025,084

SAM Strategic Growth Portfolio Class 2	$3,362,836	$821,803

Short-Term Income Class 1	$16,202,498	$20,972,379

SmallCap Class 1	$18,478,574	$18,808,285

SmallCap Class 2	$1,276,154	$231,634

T. Rowe Price Blue Chip Growth Portfolio II	$5,170,319	$6,369,989

T. Rowe Price Health Sciences Portfolio II	$3,245,009	$7,580,318

Templeton Global Bond VIP Class 4	$1,282,905	$395,576

Templeton Growth VIP Class 2	$174,059	$192,666

The Merger Fund	$178,937	$52,283

TOPS Aggressive Growth ETF Portfolio Investor Class	$576,635	$4,128

TOPS Balanced ETF Portfolio Investor Class	$972,368	$2,594

TOPS Conservative ETF Portfolio Investor Class	$300,789	$14,617

TOPS Growth ETF Portfolio Investor Class	$1,457,798	$511,272

TOPS Moderate Growth ETF Portfolio Investor Class	$365,109	$145,891

VanEck Global Hard Assets Class S	$668,767	$1,048,462

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	13,845	46,565	(32,720)	27,727	33,601	(5,874)

AllianceBernstein Small/Mid Cap Value Class A	28,151	28,919	(768)	38,534	54,586	(16,052)

Alps/Red Rocks Listed Private Equity Class III	19,277	1,711	17,566	15,965	1,634	14,331

American Century VP Capital Appreciation Class I	10,606	59,031	(48,425)	9,115	36,957	(27,842)

American Century VP Income & Growth Class I	16,218	65,666	(49,448)	7,302	63,857	(56,555)

American Century VP Inflation Protection Class II	318,547	623,884	(305,337)	354,281	854,691	(500,410)

American Century VP Mid Cap Value Class II	27,319	52,492	(25,173)	43,799	84,707	(40,908)

American Century VP Ultra Class I	12,321	42,433	(30,112)	14,618	27,962	(13,344)

American Century VP Ultra Class II	48,215	285,743	(237,528)	121,904	389,622	(267,718)

American Century VP Value Class II	39,808	103,608	(63,800)	49,790	104,982	(55,192)

American Funds Insurance Series Asset Allocation Fund Class 2	25,221	40,421	(15,201)	99,215	34,950	64,265

American Funds Insurance Series Asset Allocation Fund Class 4	409,258	75,417	333,841	196,917	5,781	191,136

American Funds Insurance Series Blue Chip Income and Growth Class 2	43,586	44,977	(1,392)	75,243	62,571	12,672

American Funds Insurance Series Blue Chip Income and Growth Class 4	237,613	25,307	212,306	214,908	41,342	173,566

American Funds Insurance Series Global Small Capitalization Fund Class 2	12,335	23,262	(10,927)	48,592	22,228	26,364

American Funds Insurance Series Global Small Capitalization Fund Class 4	53,683	8,362	45,321	63,800	23,377	40,423

American Funds Insurance Series High-Income Bond Class 2	22,100	29,878	(7,778)	12,414	30,738	(18,324)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	80,862	3,225	77,637	41,912	6,413	35,499

American Funds Insurance Series Managed Risk Growth Fund Class P2	27,657	5,386	22,271	90,324	6,006	84,318

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series Managed Risk International Fund Class P2	4,205	169	4,036	4,164	1,426	2,738

American Funds Insurance Series New World Fund Class 2	42,137	35,160	6,977	69,274	83,542	(14,268)

American Funds Insurance Series New World Fund Class 4	81,574	8,909	72,665	62,016	6,812	55,204
BlackRock 60/40 Target Allocation Class III	38,466	24,928	13,538	31,619	1,314	30,305

BlackRock Advantage U.S. Total Market Class III	8,948	11,043	(2,095)	67,249	1,522	65,727

BlackRock Global Allocation Class III	41,690	17,131	24,559	65,907	17,748	48,159

BNY Mellon IP MidCap Stock Service Shares	8,879	4,959	3,920	32,872	884	31,988

BNY Mellon IP Technology Growth Service Shares	19,105	67,060	(47,955)	50,212	94,945	(44,733)

Calvert EAFE International Index Class F	64,496	2,993	61,503	61,633	6,657	54,976

Calvert Investment Grade Bond Portfolio Class F	72,301	1,703	70,598	16,274	78	16,196

Calvert Russell 2000 Small Cap Index Class F	94,835	13,915	80,920	114,434	25,804	88,630

Calvert S&P MidCap 400 Index Class F	155,875	23,704	132,171	102,055	21,207	80,848

ClearBridge Small Cap Growth Class II	83,277	28,134	55,143	76,198	5,479	70,719

Columbia Limited Duration Credit Class 2	24,724	5,531	19,193	5,312	6,833	(1,521)

Columbia Small Cap Value Class 2	45,601	9,707	35,894	23,883	3,234	20,649

Core Plus Bond Class 1	1,061,606	965,007	96,599	539,428	1,495,185	(955,757)

Delaware Limited Term Diversified Income Service Class	14,056	5,541	8,515	12,357	4,706	7,651

Delaware Small Cap Value Service Class	24,139	34,516	(10,377)	37,484	42,928	(5,444)

Diversified Balanced Class 1	80,379	237,846	(157,467)	73,569	382,976	(309,407)

Diversified Balanced Class 2	2,846,726	10,554,591	(7,707,865)	4,073,739	10,983,563	(6,909,824)

Diversified Balanced Managed Volatility Class 2	1,097,638	1,947,231	(849,593)	1,082,294	1,983,481	(901,187)

Diversified Balanced Volatility Control Class 2	6,707,995	752,999	5,954,996	3,547,673	380,896	3,166,777

Diversified Growth Class 2	8,812,926	27,845,821	(19,032,895)	12,603,978	24,837,993	(12,234,015)

Diversified Growth Managed Volatility Class 2	1,131,518	3,329,166	(2,197,648)	2,336,979	3,146,509	(809,530)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Diversified Growth Volatility Control Class 2	29,097,937	2,287,791	26,810,146	23,077,047	1,318,867	21,758,180

Diversified Income Class 2	5,386,850	4,535,995	850,855	4,880,487	5,938,035	(1,057,548)

Diversified International Class 1	373,209	697,146	(323,937)	332,062	846,623	(514,561)

DWS Alternative Asset Allocation Class B	352	168	184	966	831	135

DWS Equity 500 Index Class B2	34,030	8,618	25,412	64,322	17,668	46,654

DWS Small Mid Cap Value Class B	32,483	14,486	17,997	22,800	14,586	8,214

EQ Convertible Securities Class IB	—	—	—	—	—	—

EQ GAMCO Small Company Value Class IB	5,090	5	5,085	—	—	—

EQ Micro Cap Class IB	960	2	958	—	—	—

EQ SmartBeta Equity Class IB	5,785	38	5,747	—	—	—

EQ Socially Responsible Class IB	1,545	70	1,475	—	—	—

Equity Income Class 1	484,508	2,551,268	(2,066,760)	5,847,245	2,445,486	3,401,759

Equity Income Class 2	199,840	22,240	177,600	224,975	30,836	194,139

Fidelity VIP Contrafund Service Class	11,018	201,478	(190,460)	26,038	232,700	(206,662)

Fidelity VIP Contrafund Service Class 2	281,140	345,353	(64,213)	316,744	387,259	(70,515)

Fidelity VIP Equity-Income Service Class 2	51,344	192,009	(140,665)	49,384	215,536	(166,152)

Fidelity VIP Freedom 2020 Service Class 2	13,216	15	13,201	—	—	—

Fidelity VIP Freedom 2030 Service Class 2	31,550	4,239	27,311	—	—	—

Fidelity VIP Freedom 2040 Service Class 2	64,863	9	64,854	—	—	—

Fidelity VIP Freedom 2050 Service Class 2	16,019	6	16,013	—	—	—

Fidelity VIP Government Money Market Initial Class	2,252,047	3,101,091	(849,044)	3,772,185	2,410,438	1,361,747

Fidelity VIP Government Money Market Service Class 2	1,541,530	1,429,186	112,344	1,551,368	1,093,890	457,478

Fidelity VIP Growth Service Class	12,845	111,558	(98,713)	37,928	123,971	(86,043)

Fidelity VIP Growth Service Class 2	22,427	59,419	(36,992)	28,077	66,183	(38,106)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity VIP Mid Cap Service Class	—	—	—	—	42,102	(42,102)

Fidelity VIP Mid Cap Service Class 2	314,981	193,070	121,911	277,856	145,348	132,508

Fidelity VIP Overseas Service Class 2	78,454	296,873	(218,419)	189,310	277,867	(88,557)

Franklin Global Real Estate VIP Class 2	45,311	6,707	38,604	22,078	8,326	13,752

Franklin Income VIP Class 4	107,500	1,040	106,460	9,212	8	9,204

Franklin Rising Dividends VIP Class 4	90,350	14,734	75,616	48,428	21,970	26,458

Franklin Small Cap Value VIP Class 2	14,954	34,489	(19,535)	12,826	40,346	(27,520)

Franklin U.S. Government Fund Class 2	31,811	53	31,758	—	—	—

Goldman Sachs VIT Mid Cap Value Institutional Shares	13,807	79,794	(65,987)	12,642	65,974	(53,332)

Goldman Sachs VIT Mid Cap Value Service Shares	53,117	2,835	50,282	23,800	5,482	18,318

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	1,848	114	1,734	4,867	89	4,778

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	12,160	55,515	(43,355)	23,594	44,388	(20,794)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	21,651	2,367	19,284	18,834	914	17,920

Government & High Quality Bond Class 1	942,270	1,389,153	(446,883)	688,459	2,143,548	(1,455,089)

Guggenheim Floating Rate Strategies Series F	72,418	110,098	(37,680)	235,390	74,547	160,843

Guggenheim Investments Global Managed Futures Strategy	2,685	4,600	(1,915)	9,416	1,411	8,005

Guggenheim Investments Long Short Equity	2,244	8,749	(6,505)	10,725	1,857	8,868

Guggenheim Investments Multi-Hedge Strategies	2,714	2,737	(23)	13,159	9,654	3,505

International Emerging Markets Class 1	325,485	311,986	13,499	193,750	389,267	(195,517)

Invesco American Franchise Series I	4,232	39,590	(35,358)	6,403	30,078	(23,675)

Invesco Balanced-Risk Allocation Series II	15,046	2,015	13,031	6,827	187	6,640

Invesco Core Equity Series I	9,511	127,626	(118,115)	17,905	173,727	(155,822)

Invesco Health Care Series I	11,623	59,732	(48,109)	26,228	67,263	(41,035)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Invesco Health Care Series II	103,394	16,628	86,766	58,767	30,504	28,263

Invesco International Growth Series I	31,547	136,646	(105,100)	58,874	189,868	(130,994)

Invesco International Growth Series II	62,184	7,385	54,799	36,985	3,445	33,540

Invesco Mid Cap Growth Series I	1,568	15,989	(14,421)	10,583	15,944	(5,361)

Invesco Oppenheimer V.I. Main Street Small Cap Series II	2,433	5,517	(3,084)	5,649	15,213	(9,564)

Invesco Small Cap Equity Series I	20,587	36,087	(15,500)	18,517	62,959	(44,442)

Invesco Technology Series I	10,309	73,182	(62,873)	33,902	80,684	(46,782)

Invesco Value Opportunities Series I	20,278	43,542	(23,264)	20,579	62,889	(42,310)

Janus Henderson Enterprise Service Shares	18,550	69,274	(50,724)	24,937	73,028	(48,091)

Janus Henderson Flexible Bond Service Shares	124,808	22,381	102,427	54,395	80,005	(25,610)

Janus Henderson Global Technology Service Shares	30,047	175	29,872	—	—	—

LargeCap Growth I Class 1	2,647,283	563,086	2,084,197	157,788	353,828	(196,040)

LargeCap S&P 500 Index Class 1	342,465	922,182	(579,717)	849,027	934,111	(85,084)

LargeCap S&P 500 Index Class 2	623,913	80,605	543,308	430,978	27,790	403,188

MFS International Intrinsic Value Service Class	140,876	102,545	38,331	174,797	191,861	(17,064)

MFS New Discovery Service Class	167,147	62,731	104,416	126,143	39,654	86,489

MFS Utilities Service Class	193,311	117,882	75,429	102,473	112,232	(9,759)

MFS Value Service Class	23,427	45,622	(22,195)	21,131	55,313	(34,182)

MidCap Class 1	118,165	571,198	(453,033)	153,342	662,883	(509,541)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	82,298	52,937	29,361	61,572	53,913	7,659

Neuberger Berman AMT Sustainable Equity Class I	143,376	54,631	88,745	12,391	47,569	(35,178)

Neuberger Berman AMT Sustainable Equity Class S	1,437	199	1,238	1,057	887	170

PIMCO All Asset Administrative Class	10,173	47,312	(37,139)	22,339	68,731	(46,392)

PIMCO All Asset Advisor Class	231	97	134	1,662	657	1,005

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

PIMCO Commodity Real Return Strategy M Class	817	507	310	4,309	151	4,158

PIMCO High Yield Administrative Class	253,134	220,105	33,029	191,642	368,314	(176,672)

PIMCO Low Duration Advisor Class	121,551	77,323	44,228	120,614	55,072	65,542

PIMCO Total Return Administrative Class	388,149	357,443	30,706	255,816	541,916	(286,100)

Principal Capital Appreciation Class 1	108,630	1,123,455	(1,014,825)	244,002	1,174,693	(930,691)

Principal Capital Appreciation Class 2	222,630	26,922	195,708	141,881	23,117	118,764

Principal LifeTime 2010 Class 1	13,713	175,165	(161,452)	37,289	378,230	(340,941)

Principal LifeTime 2020 Class 1	223,220	830,746	(607,526)	150,861	976,643	(825,782)

Principal LifeTime 2030 Class 1	292,153	553,559	(261,406)	160,056	605,549	(445,493)

Principal LifeTime 2040 Class 1	129,564	100,258	29,306	23,920	66,369	(42,449)

Principal LifeTime 2050 Class 1	133,582	84,085	49,497	34,681	58,155	(23,474)

Principal LifeTime Strategic Income Class 1	48,541	173,995	(125,454)	38,804	254,996	(216,192)

Real Estate Securities Class 1	84,135	244,287	(160,152)	70,739	245,004	(174,265)

Real Estate Securities Class 2	196,874	50,839	146,035	118,003	28,457	89,546

Rydex Basic Materials	2,958	1,210	1,748	15,080	476	14,604

Rydex Commodities Strategy	8,968	6,863	2,105	32,299	9,919	22,380

Rydex NASDAQ 100	61,904	13,671	48,233	79,782	29,095	50,687

SAM Balanced Portfolio Class 1	509,119	5,064,445	(4,555,327)	1,586,219	6,221,863	(4,635,644)

SAM Balanced Portfolio Class 2	792,463	139,595	652,868	550,386	91,386	459,000

SAM Conservative Balanced Portfolio Class 1	189,212	1,109,284	(920,072)	363,421	1,653,935	(1,290,514)

SAM Conservative Balanced Portfolio Class 2	276,384	86,165	190,219	207,828	97,407	110,421

SAM Conservative Growth Portfolio Class 1	231,621	1,068,309	(836,688)	651,760	1,474,455	(822,695)

SAM Conservative Growth Portfolio Class 2	590,332	327,537	262,795	353,151	44,772	308,379

SAM Flexible Income Portfolio Class 1	671,979	1,892,646	(1,220,668)	490,080	2,356,674	(1,866,594)

SAM Flexible Income Portfolio Class 2	468,956	208,984	259,972	739,877	266,235	473,642

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

SAM Strategic Growth Portfolio Class 1	120,016	653,275	(533,259)	204,128	801,230	(597,102)

SAM Strategic Growth Portfolio Class 2	263,801	63,719	200,082	174,763	26,720	148,043

Short-Term Income Class 1	1,259,346	1,685,971	(426,625)	1,010,594	2,149,598	(1,139,004)

SmallCap Class 1	158,432	678,861	(520,429)	294,167	800,961	(506,794)

SmallCap Class 2	96,694	20,065	76,629	69,957	24,281	45,676

T. Rowe Price Blue Chip Growth Portfolio II	254,469	167,817	86,652	132,082	153,472	(21,390)

T. Rowe Price Health Sciences Portfolio II	35,246	117,903	(82,657)	52,753	110,039	(57,286)

Templeton Global Bond VIP Class 4	95,000	34,210	60,790	291,506	36,514	254,992

Templeton Growth VIP Class 2	834	8,283	(7,449)	526	1,250	(724)

The Merger Fund	15,125	4,625	10,500	16,436	57	16,379

TOPS Aggressive Growth ETF Portfolio Investor Class	56,472	161	56,311	2,279	2	2,277

TOPS Balanced ETF Portfolio Investor Class	92,165	45	92,120	2,827	9	2,818

TOPS Conservative ETF Portfolio Investor Class	29,303	1,328	27,975	—	—	—

TOPS Growth ETF Portfolio Investor Class	146,243	52,311	93,932	4,715	893	3,822

TOPS Moderate Growth ETF Portfolio Investor Class	35,161	14,346	20,815	1,216	—	1,216

VanEck Global Hard Assets Class S	85,122	123,843	(38,721)	86,085	113,585	(27,500)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2019, 2018, 2017, 2016 and 2015 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

AllianceBernstein Small Cap Growth Class A:
2019	100	$45.81	to	$41.78	$4,549	—%	1.40% to 2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40% to 2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40% to 2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40% to 2.00%	4.98%	to	4.35%
2015	175	$25.10	to	$23.45	$4,350	—%	1.40% to 2.00%	(2.64)%	to	(3.18)%

AllianceBernstein Small/Mid Cap Value Class A:
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30% to 2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30% to 2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30% to 2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30% to 2.00%	23.43%	to	22.62%
2015	243	$11.44	to	$11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)%	to	(7.34)%

Alps/Red Rocks Listed Private Equity Class III:
2019	42	$11.96	to	$13.99	$527	—%	0.75% to 1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75% to 1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00% to 1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15% to 1.40%	6.79%	to	6.47%
2015 (5)	3	$8.98	to	$8.97	$24	0.22%	1.15% to 1.40%	(10.02)%	to	(10.12)%

American Century VP Capital Appreciation Class I:
2019	100	$16.58	to	$16.02	$1,666	—%	1.40% to 2.00%	33.71%	to	32.84%
2018	149	$12.40	to	$12.06	$1,846	—%	1.40% to 2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40% to 2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40% to 2.00%	1.84%	to	1.21%
2015	230	$10.85	to	$10.74	$2,496	—%	1.40% to 2.00%	0.46%	to	(0.09)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Century VP Income & Growth Class I:
2019	394	$16.58	to	$21.86	$9,811	2.06%	0.85% to 1.90%	22.90%	to	21.65%
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85% to 1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85% to 1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85% to 1.90%	12.53%	to	11.38%
2015	699	$17.24	to	$14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)%	to	(7.43)%

American Century VP Inflation Protection Class II:
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75% to 2.00%	8.04%	to	6.78%
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75% to 2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00% to 2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15% to 2.00%	3.24%	to	2.29%
2015	4,091	$9.58	to	$11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)%	to	(4.38)%

American Century VP Mid Cap Value Class II:
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30% to 2.00%	27.37%	to	26.44%
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30% to 2.00%	(14.11)%	to	(14.71)%
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30% to 2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30% to 2.00%	21.12%	to	20.28%
2015	349	$18.61	to	$17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)%	to	(3.49)%

American Century VP Ultra Class I:
2019	127	$29.27	to	$26.17	$3,723	—%	1.30% to 1.90%	32.86%	to	32.04%
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30% to 1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30% to 1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30% to 1.90%	3.10%	to	2.45%
2015	220	$16.46	to	$15.08	$3,618	0.45%	1.30% to 1.90%	4.91%	to	4.29%

American Century VP Ultra Class II:
2019	780	$33.99	to	$31.00	$26,467	—%	1.40% to 2.00%	32.57%	to	31.80%
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40% to 2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40% to 2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40% to 2.00%	2.90%	to	2.28%
2015	1,882	$19.29	to	$18.02	$36,158	0.32%	1.40% to 2.00%	4.55%	to	3.92%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Century VP Value Class II:
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75% to 1.90%	25.98%	to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75% to 1.90%	(8.22)%	to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00% to 1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15% to 1.90%	18.90%	to	18.00%
2015	787	$9.63	to	$18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)%	to	(5.79)%

American Funds Insurance Series Asset Allocation Fund Class 2:
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30% to 2.00%	19.64%	to	18.76%
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30% to 2.00%	(5.81)%	to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30% to 2.00%	14.74%	to	13.85%
2016 (7)	83	$10.65	to	$10.61	$878	4.92%	1.30% to 2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75% to 1.40%	20.02%	to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75% to 1.40%	(4.70)%	to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00% to 1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15% to 1.40%	7.93%	to	7.64%
2015 (5)	83	$9.71	to	$9.69	$806	7.44%	1.15% to 1.40%	(2.90)%	to	(3.10)%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30% to 2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30% to 2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30% to 2.00%	15.46%	to	14.72%
2016 (7)	152	$11.19	to	$11.14	$1,696	5.19%	1.30% to 2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75% to 1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75% to 1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00% to 1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15% to 1.40%	17.06%	to	16.92%
2015	92	$9.79	to	$9.75	$900	2.51%	1.15% to 1.40%	(4.30)%	to	(4.60)%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30% to 2.00%	29.82%	to	28.84%
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30% to 2.00%	(11.74)%	to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30% to 2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30% to 2.00%	0.79%	to	—%
2015	91	$10.13	to	$8.71	$844	—%	1.30% to 2.00%	(0.98)%	to	(13.42)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75% to 1.40%	30.32%	to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75% to 1.40%	(12.95)%	to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00% to 1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15% to 1.40%	0.62%	to	0.51%
2015	14	$9.75	to	$9.71	$133	—%	1.15% to 1.40%	(1.12)%	to	(1.42)%

American Funds Insurance Series High-Income Bond Class 2:
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30% to 1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30% to 1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30% to 1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30% to 1.90%	16.12%	to	15.49%
2015	41	$8.87	to	$8.78	$364	6.87%	1.30% to 1.90%	(8.46)%	to	(9.02)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75% to 1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75% to 1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00% to 1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15% to 1.40%	6.09%	to	5.80%
2015	6	$9.69	to	$9.66	$62	1.57%	1.15% to 1.40%	(2.22)%	to	(2.42)%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75% to 1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75% to 1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00% to 1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15% to 1.40%	1.33%	to	1.03%
2015	15	$9.74	to	$9.71	$148	—%	1.15% to 1.40%	(0.41)%	to	(0.72)%

American Funds Insurance Series Managed Risk International Fund Class P2:
2019	17	$10.33	to	$10.79	$201	1.65%	0.75% to 1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.30	$135	1.67%	0.75% to 1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00% to 1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15% to 1.40%	(4.13)%	to	(4.37)%
2015	4	$8.72	to	$8.69	$38	0.02%	1.15% to 1.40%	(7.53)%	to	(7.85)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series New World Fund Class 2:
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30% to 2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30% to 2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30% to 2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30% to 2.00%	3.91%	to	3.26%
2015	50	$8.69	to	$8.89	$441	0.67%	1.30% to 2.00%	(4.40)%	to	(10.83)%

American Funds Insurance Series New World Fund Class 4:
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75% to 1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75% to 1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.30	$703	1.02%	1.00% to 1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15% to 1.40%	3.84%	to	3.62%
2015	46	$8.60	to	$8.57	$394	0.63%	1.15% to 1.40%	(4.44)%	to	(4.78)%

BlackRock 60/40 Target Allocation Class III:
2019 (12)	68	$11.46	to	$11.76	$799	2.53%	0.75% to 2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.90	$553	1.02%	0.75% to 2.00%	(4.70)%	to	(7.04)%
2017	25	$11.00	to	$10.65	$266	2.33%	1.00% to 2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15% to 2.00%	4.92%	to	4.07%
2015 (5)	7	$9.15	to	$9.10	$60	6.90%	1.15% to 2.00%	(8.32)%	to	(8.82)%

BlackRock Advantage U.S. Total Market Class III:
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75% to 1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.30	$814	2.49%	0.75% to 1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	—%	1.00% to 1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15% to 1.40%	22.00%	to	21.69%
2015 (5)	—	$9.00	to	$8.99	$1	0.94%	1.15% to 1.40%	(10.89)%	to	(10.99)%

BlackRock Global Allocation Class III:
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75% to 2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75% to 2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00% to 2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15% to 2.00%	2.69%	to	1.84%
2015 (5)	56	$9.30	to	$9.25	$522	1.85%	1.15% to 2.00%	(7.00)%	to	(7.50)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

BNY Mellon IP MidCap Stock Service Shares:
2019 (13)	50	$10.32	to	$11.73	$547	0.38%	0.75% to 1.40%	18.89%	to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75% to 1.40%	(3.90)%	to	(6.56)%
2017	14	$11.23	to	$11.93	$162	0.69%	1.00% to 1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15% to 1.40%	13.92%	to	13.61%
2015 (5)	5	$9.27	to	$9.26	$44	—%	1.15% to 1.40%	(8.13)%	to	(8.23)%

BNY Mellon IP Technology Growth Service Shares:
2019 (14)	213	$41.00	to	$37.39	$8,638	—%	1.40% to 2.00%	23.75%	to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40% to 2.00%	(2.64)%	to	(3.22)%
2017	305	$34.03	to	$31.40	$10,254	—%	1.40% to 2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40% to 2.00%	2.93%	to	2.32%
2015	266	$23.55	to	$21.99	$6,205	—%	1.40% to 2.00%	4.43%	to	3.78%

Calvert EAFE International Index Class F:
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75% to 1.40%	20.07%	to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75% to 1.40%	(14.54)%	to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00% to 1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15% to 1.40%	(0.89)%	to	(1.12)%
2015	2	$8.98	to	$8.95	$15	0.04%	1.15% to 1.40%	(2.92)%	to	(3.24)%

Calvert Investment Grade Bond Portfolio Class F:
2019	87	$10.87	to	$10.76	$943	5.01%	0.75% to 1.40%	7.31%	to	6.64%
2018 (10)	16	$10.13	to	$10.09	$164	8.71%	0.75% to 1.40%	1.40%	to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75% to 1.40%	23.86%	to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75% to 1.40%	(12.84)%	to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00% to 1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15% to 1.40%	19.29%	to	18.94%
2015	11	$9.80	to	$9.77	$103	—%	1.15% to 1.40%	(6.49)%	to	(6.69)%

Calvert S&P MidCap 400 Index Class F:
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75% to 1.40%	24.58%	to	23.81%
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75% to 1.40%	(11.25)%	to	(12.80)%
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00% to 1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15% to 1.40%	18.53%	to	18.28%
2015	49	$9.82	to	$9.79	$480	—%	1.15% to 1.40%	(4.01)%	to	(4.21)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

ClearBridge Small Cap Growth Class II:
2019	157	$12.02	to	$15.29	$2,018	—%	0.75% to 1.40%	25.60%	to	24.82%
2018	102	$9.57	to	$12.25	$1,115	—%	0.75% to 1.40%	(4.78)%	to	1.74%
2017	31	$11.93	to	$12.04	$373	—%	1.00% to 1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15% to 1.40%	4.32%	to	4.01%
2015 (5)	1	$9.48	to	$9.47	$9	—%	1.15% to 1.40%	(6.51)%	to	(6.61)%

Columbia Limited Duration Credit Class 2:
2019	39	$10.71	to	$10.13	$405	1.97%	0.75% to 2.00%	6.67%	to	5.41%
2018	19	$10.04	to	$9.61	$191	1.55%	0.75% to 2.00%	0.50%	to	(2.04)%
2017	21	$10.03	to	$9.81	$208	2.04%	1.00% to 2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15% to 2.00%	4.07%	to	3.26%
2015 (5)	15	$9.58	to	$9.52	$140	—%	1.15% to 2.00%	(4.20)%	to	(4.80)%

Columbia Small Cap Value Class 2:
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75% to 1.40%	20.07%	to	19.28%
2018	59	$8.37	to	$10.79	$566	0.17%	0.75% to 1.40%	(16.88)%	to	(19.30)%
2017	38	$11.53	to	$13.37	$480	0.33%	1.00% to 1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15% to 1.40%	31.21%	to	30.91%
2015 (5)	8	$9.10	to	$9.09	$75	0.73%	1.15% to 1.40%	(9.90)%	to	(9.91)%

Core Plus Bond Class 1:
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42% to 2.00%	9.35%	to	7.65%
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46% to 2.00%	(1.83)%	to	(3.41)%
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42% to 2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43% to 2.00%	3.65%	to	2.02%
2015	7,246	$2.81	to	$21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)%	to	(2.47)%

Delaware Limited Term Diversified Income Service Class:
2019	47	$10.45	to	$9.86	$476	2.36%	0.75% to 2.00%	3.98%	to	2.71%
2018	38	$10.05	to	$9.60	$374	2.34%	0.75% to 2.00%	0.50%	to	(1.94)%
2017	30	$10.03	to	$9.79	$302	1.90%	1.00% to 2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15% to 2.00%	0.51%	to	(0.20)%
2015 (5)	23	$9.88	to	$9.82	$227	1.11%	1.15% to 2.00%	(1.00)%	to	(1.60)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Delaware Small Cap Value Service Class:
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30% to 2.00%	26.09%	to	25.20%
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30% to 2.00%	(18.01)%	to	(18.66)%
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30% to 2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30% to 2.00%	29.44%	to	28.51%
2015	93	$10.97	to	$10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)%	to	(8.34)%

Diversified Balanced Class 1:
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46% to 1.90%	17.93%	to	16.23%
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59% to 1.90%	(3.55)%	to	(4.95)%
2017 (9)	2,579	$10.60	to	$10.50	$27,197	2.43%	0.53% to 1.90%	—%	to	5.00%

Diversified Balanced Class 2:
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40% to 2.00%	16.55%	to	15.91%
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40% to 2.00%	(4.72)%	to	(5.34)%
2017	69,727	$10.72	to	$15.54	$1,131,092	—%	1.40% to 2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40% to 2.00%	5.40%	to	4.79%
2015	73,477	$14.07	to	$13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)%	to	(1.88)%

Diversified Balanced Managed Volatility Class 2:
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75% to 2.00%	16.62%	to	15.20%
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75% to 2.00%	(2.50)%	to	(5.12)%
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00% to 2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15% to 2.00%	5.17%	to	4.26%
2015	13,227	$10.05	to	$10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)%	to	(1.90)%

Diversified Balanced Volatility Control Class 2:
2019	12,527			$11.60	$145,328	0.95%	1.40%			13.84%
2018	6,572			$10.19	$66,956	0.77%	1.40%			(5.03)%
2017 (8)	3,405			$10.73	$36,539	—%	1.40%			7.09%

Diversified Growth Class 2:
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40% to 2.00%	19.53%	to	18.83%
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40% to 2.00%	(5.88)%	to	(6.40)%
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40% to 2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40% to 2.00%	6.66%	to	6.00%
2015	213,718	$15.02	to	$14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)%	to	(1.83)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Diversified Growth Managed Volatility Class 2:
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75% to 2.00%	19.33%	to	17.80%
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75% to 2.00%	(3.90)%	to	(5.99)%
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00% to 2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15% to 2.00%	6.38%	to	5.38%
2015	23,991	$10.03	to	$10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)%	to	(1.89)%

Diversified Growth Volatility Control Class 2:
2019	64,303			$11.90	$765,294	0.97%	1.40%			15.87%
2018	37,493			$10.27	$384,857	0.75%	1.40%			(5.87)%
2017 (8)	15,735			$10.91	$171,699	—%	1.40%			8.77%

Diversified Income Class 2:
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40% to 2.00%	13.50%	to	12.87%
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40% to 2.00%	(3.76)%	to	(4.37)%
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40% to 2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40% to 2.00%	4.03%	to	3.42%
2015	17,071	$11.66	to	$11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)%	to	(1.81)%

Diversified International Class 1:
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40% to 2.00%	22.17%	to	20.25%
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46% to 2.00%	(17.88)%	to	(19.17)%
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43% to 2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41% to 2.00%	(0.06)%	to	(1.60)%
2015	5,938	$3.17	to	$24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)%	to	(2.33)%

DWS Alternative Asset Allocation Class B:
2019	4	$10.72	to	$9.96	$44	3.51%	0.75% to 1.40%	13.56%	to	12.67%
2018	4	$9.44	to	$8.84	$37	1.75%	0.75% to 1.40%	(5.51)%	to	(10.62)%
2017	4	$10.41	to	$9.89	$40	2.10%	1.00% to 1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15% to 1.40%	3.74%	to	3.54%
2015	4	$9.08	to	$9.05	$40	—%	1.15% to 1.40%	(7.63)%	to	(7.84)%

DWS Equity 500 Index Class B2:
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75% to 1.40%	29.65%	to	28.77%
2018	149	$9.51	to	$12.48	$1,691	1.21%	0.75% to 1.40%	(5.18)%	to	(6.31)%
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00% to 1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15% to 1.40%	9.89%	to	9.63%
2015	67	$10.21	to	$10.18	$678	1.24%	1.15% to 1.40%	(0.39)%	to	(0.59)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

DWS Small Mid Cap Value Class B:
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75% to 2.00%	20.07%	to	18.55%
2018	100	$8.52	to	$11.32	$1,084	0.99%	0.75% to 2.00%	(15.22)%	to	(17.97)%
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00% to 2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15% to 2.00%	15.18%	to	14.11%
2015	85	$9.75	to	$11.20	$953	—%	1.15% to 2.00%	(3.37)%	to	(4.11)%

EQ Convertible Securities Class IB:
2019 (11)	—	$10.93	to	$10.85	$—	—%	0.75% to 2.00%	9.30%	to	8.50%

EQ GAMCO Small Company Value Class IB:
2019 (11)	5	$10.87	to	$10.80	$55	1.76%	0.75% to 2.00%	8.70%	to	8.00%

EQ Micro Cap Class IB:
2019 (11)	1	$10.94	to	$10.86	$10	0.27%	0.75% to 2.00%	9.40%	to	8.60%

EQ SmartBeta Equity Class IB:
2019 (11)	6	$10.86	to	$10.78	$62	3.05%	0.75% to 2.00%	8.60%	to	7.80%

EQ Socially Responsible Class IB:
2019 (11)	1	$11.24	to	$11.16	$17	1.95%	0.75% to 2.00%	12.40%	to	11.60%

Equity Income Class 1:
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56% to 2.00%	28.47%	to	26.52%
2018	13,701	$69.72	to	$16.82	$215,812	1.73%	0.09% to 2.00%	—%	to	(6.92)%
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44% to 2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39% to 2.00%	15.24%	to	13.41%
2015	14,715	$1.88	to	$13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)%	to	(5.82)%

Equity Income Class 2:
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75% to 1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75% to 1.40%	(3.90)%	to	(6.56)%
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00% to 1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15% to 1.40%	14.14%	to	13.87%
2015	104	$9.69	to	$9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)%	to	(5.48)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Contrafund Service Class:
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30% to 1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30% to 1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30% to 1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30% to 1.90%	6.52%	to	5.89%
2015	1,786	$23.61	to	$21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)%	to	(1.33)%

Fidelity VIP Contrafund Service Class 2:
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75% to 2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75% to 2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00% to 2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15% to 2.00%	6.54%	to	5.58%
2015	2,325	$10.09	to	$21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)%	to	(1.58)%

Fidelity VIP Equity-Income Service Class 2:
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30% to 2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30% to 2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30% to 2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30% to 2.00%	16.15%	to	15.37%
2015	1,877	$16.84	to	$15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)%	to	(6.12)%

Fidelity VIP Freedom 2020 Service Class 2:
2019 (11)	13	$10.76	to	$10.72	$142	4.55%	0.75% to 1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Service Class 2:
2019 (11)	27	$10.92	to	$10.88	$298	7.14%	0.75% to 1.40%	9.20%	to	8.80%

Fidelity VIP Freedom 2040 Service Class 2:
2019 (11)	65	$11.09	to	$11.05	$720	6.44%	0.75% to 1.40%	10.90%	to	10.50%

Fidelity VIP Freedom 2050 Service Class 2:
2019 (11)	16	$11.10	to	$11.06	$178	5.99%	0.75% to 1.40%	11.00%	to	10.60%

Fidelity VIP Government Money Market Initial Class:
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44% to 2.00%	1.59%	to	—%
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37% to 2.00%	1.21%	to	(0.31)%
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42% to 2.00%	0.21%	to	(1.32)%
2016 (6)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59% to 2.19%	—%	to	—%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Government Money Market Service Class 2:
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75% to 1.40%	1.09%	to	0.40%
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75% to 1.40%	0.50%	to	(0.10)%
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00% to 1.40%	(0.40)%	to	(0.60)%
2016 (6)	391	$9.90	to	$9.88	$3,865	0.02%	1.15% to 1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30% to 1.90%	32.46%	to	31.66%
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30% to 1.90%	(1.56)%	to	(2.16)%
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30% to 1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30% to 1.90%	(0.65)%	to	(1.13)%
2015	917	$15.48	to	$14.13	$14,193	0.16%	1.30% to 1.90%	5.74%	to	4.98%

Fidelity VIP Growth Service Class 2:
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40% to 2.00%	32.14%	to	31.34%
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40% to 2.00%	(1.85)%	to	(2.43)%
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40% to 2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40% to 2.00%	(0.86)%	to	(1.43)%
2015	480	$20.94	to	$19.56	$9,985	0.03%	1.40% to 2.00%	5.39%	to	4.77%

Fidelity VIP Mid Cap Service Class:
2019	7			$14.27	$95	0.80%	0.95%			22.17%
2018	7			$11.68	$78	0.40%	0.95%			(15.42)%
2017	49			$13.81	$674	0.62%	0.95%			19.57%
2016	49			$11.55	$563	0.53%	0.95%			11.06%
2015	7			$10.40	$69	0.41%	0.95%			(2.44)%

Fidelity VIP Mid Cap Service Class 2:
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75% to 2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75% to 2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00% to 2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15% to 2.00%	10.63%	to	9.70%
2015	829	$9.78	to	$23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)%	to	(3.57)%

Fidelity VIP Overseas Service Class 2:
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75% to 2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75% to 2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00% to 2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15% to 2.00%	(6.33)%	to	(7.12)%
2015	1,940	$9.63	to	$15.30	$31,477	1.08%	1.15% to 2.00%	2.12%	to	1.26%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Franklin Global Real Estate VIP Class 2:
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75% to 2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75% to 2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00% to 2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15% to 2.00%	(0.67)%	to	(1.47)%
2015	48	$10.50	to	$9.54	$497	3.78%	1.15% to 2.00%	(0.57)%	to	(4.02)%

Franklin Income VIP Class 4:
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75% to 1.40%	15.21%	to	14.41%
2018 (10)	9	$9.40	to	$9.37	$87	—%	0.75% to 1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Class 4:
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75% to 1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75% to 1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00% to 1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15% to 1.40%	14.63%	to	14.27%
2015	48	$9.84	to	$9.81	$470	1.49%	1.15% to 1.40%	(4.84)%	to	(5.13)%

Franklin Small Cap Value VIP Class 2:
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30% to 2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30% to 2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30% to 2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30% to 2.00%	28.46%	to	27.59%
2015	191	$17.18	to	$16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)%	to	(9.23)%

Franklin U.S. Government Fund Class 2:
2019 (11)	32	$10.16	to	$10.12	$323	—%	0.75% to 1.40%	1.40%	to	1.00%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30% to 2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30% to 2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30% to 2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30% to 2.00%	12.07%	to	11.28%
2015	689	$21.79	to	$20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)%	to	(11.04)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Goldman Sachs VIT Mid Cap Value Service Shares:
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75% to 1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75% to 1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00% to 1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15% to 1.40%	11.89%	to	11.71%
2015	51	$9.17	to	$9.14	$469	0.18%	1.15% to 1.40%	(10.54)%	to	(10.74)%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2019	7	$10.19	to	$9.44	$68	3.05%	0.75% to 1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75% to 1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00% to 1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15% to 1.40%	(0.86)%	to	(1.18)%
2015 (5)	1	$9.34	to	$9.33	$12	6.02%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30% to 2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30% to 2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30% to 2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30% to 2.00%	21.57%	to	20.80%
2015	351	$17.76	to	$16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)%	to	(4.12)%

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2019	52	$10.93	to	$14.98	$627	0.27%	0.75% to 1.40%	23.64%	to	22.79%
2018	33	$8.84	to	$12.20	$337	0.28%	0.75% to 1.40%	(11.95)%	to	(10.10)%
2017	15	$11.29	to	$13.57	$187	0.41%	1.00% to 1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15% to 1.40%	21.58%	to	21.37%
2015	10	$10.24	to	$10.20	$107	0.05%	1.15% to 1.40%	(3.58)%	to	(3.86)%

Government & High Quality Bond Class 1:
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40% to 2.00%	6.01%	to	4.32%
2018	7,616	$2.98	to	$11.35	$83,790	3.77%	0.39% to 2.00%	0.49%	to	(1.05)%
2017	9,071	$2.88	to	$11.47	$98,248	3.94%	0.42% to 2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51% to 2.00%	1.37%	to	(0.17)%
2015	10,832	$2.80	to	$11.51	$121,664	3.26%	0.42% to 2.00%	0.37%	to	(1.20)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Guggenheim Floating Rate Strategies Series F:
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75% to 2.00%	6.77%	to	5.52%
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75% to 2.00%	(2.50)%	to	(2.78)%
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00% to 2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15% to 2.00%	7.27%	to	6.40%
2015	81	$9.90	to	$9.68	$787	2.66%	1.15% to 2.00%	(0.40)%	to	(3.20)%

Guggenheim Investments Global Managed Futures Strategy:
2019	19	$9.76	to	$8.09	$178	0.98%	0.75% to 2.00%	7.37%	to	6.03%
2018	21	$9.09	to	$7.63	$182	—%	0.75% to 2.00%	(8.83)%	to	(10.86)%
2017	13	$10.60	to	$8.56	$118	1.54%	1.00% to 2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15% to 2.00%	(15.68)%	to	(16.53)%
2015	11	$10.46	to	$9.62	$114	3.08%	1.15% to 2.00%	(2.70)%	to	(3.99)%

Guggenheim Investments Long Short Equity:
2019	15	$9.63	to	$9.65	$144	0.61%	0.75% to 2.00%	4.79%	to	3.43%
2018	21	$9.19	to	$9.33	$203	—%	0.75% to 2.00%	(7.64)%	to	(14.64)%
2017	12	$11.54	to	$10.93	$141	0.36%	1.00% to 2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15% to 2.00%	(0.57)%	to	(1.32)%
2015	17	$10.46	to	$9.84	$177	—%	1.15% to 2.00%	0.10%	to	(2.09)%

Guggenheim Investments Multi-Hedge Strategies:
2019	57	$10.16	to	$9.45	$559	2.35%	0.75% to 2.00%	4.21%	to	2.94%
2018	57	$9.75	to	$9.18	$539	—%	0.75% to 2.00%	(2.11)%	to	(6.99)%
2017	53	$10.29	to	$9.87	$537	—%	1.00% to 2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15% to 2.00%	(1.65)%	to	(2.51)%
2015	9	$10.33	to	$9.96	$88	0.63%	1.15% to 2.00%	0.68%	to	(0.60)%

International Emerging Markets Class 1:
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41% to 2.00%	17.11%	to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48% to 2.00%	(21.36)%	to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42% to 2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40% to 2.00%	8.94%	to	7.22%
2015	1,992	$3.10	to	$24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)%	to	(15.51)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Invesco American Franchise Series I:
2019	178	$24.21	to	$23.12	$4,306	—%	1.30% to 1.90%	35.03%	to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30% to 1.90%	(4.88)%	to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30% to 1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30% to 1.90%	0.94%	to	0.34%
2015	294	$14.86	to	$14.53	$4,369	—%	1.30% to 1.90%	3.70%	to	3.05%

Invesco Balanced-Risk Allocation Series II:
2019	43	$10.61	to	$11.79	$489	—%	0.75% to 1.40%	13.96%	to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75% to 1.40%	(6.71)%	to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00% to 1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15% to 1.40%	10.18%	to	9.89%
2015	20	$9.53	to	$9.50	$191	4.91%	1.15% to 1.40%	(5.46)%	to	(5.75)%

Invesco Core Equity Series I:
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30% to 1.90%	27.27%	to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30% to 1.90%	(10.59)%	to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30% to 1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30% to 1.90%	8.84%	to	8.17%
2015	1,220	$14.60	to	$13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)%	to	(7.49)%

Invesco Health Care Series I:
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30% to 2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30% to 2.00%	(0.39)%	to	(1.09)%
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30% to 2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30% to 2.00%	(12.61)%	to	(2.70)%
2015	461	$22.92	to	$21.00	$10,562	—%	1.30% to 1.90%	1.82%	to	1.25%

Invesco Health Care Series II:
2019	213	$13.37	to	$13.45	$2,877	—%	0.75% to 1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75% to 1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00% to 1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15% to 1.40%	(12.74)%	to	(12.88)%
2015	78	$10.52	to	$10.48	$814	—%	1.15% to 1.40%	1.74%	to	1.45%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Invesco International Growth Series I:
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40% to 2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40% to 2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40% to 2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40% to 2.00%	(1.87)%	to	(2.45)%
2015	954	$10.69	to	$10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)%	to	(4.31)%

Invesco International Growth Series II:
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75% to 1.40%	27.21%	to	26.48%
2018	94	$8.60	to	$9.14	$861	1.97%	0.75% to 1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00% to 1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15% to 1.40%	(1.84)%	to	(2.06)%
2015	46	$9.25	to	$9.22	$429	1.81%	1.15% to 1.40%	(3.75)%	to	(3.96)%

Invesco Mid Cap Growth Series I:
2019	51	$20.97	to	$20.03	$1,079	—%	1.30% to 1.90%	32.55%	to	31.78%
2018	66	$15.82	to	$15.20	$1,042	—%	1.30% to 1.90%	(6.78)%	to	(7.32)%
2017	71	$16.97	to	$16.40	$1,209	—%	1.30% to 1.90%	20.87%	to	20.15%
2016	78	$14.04	to	$13.65	$1,102	—%	1.30% to 1.90%	(0.50)%	to	(1.16)%
2015	113	$14.11	to	$13.81	$1,594	—%	1.30% to 1.90%	(0.14)%	to	(0.65)%

Invesco Oppenheimer V.I. Main Street Small Cap Series II:
2019 (15)	26	$16.92	to	$16.26	$448	—%	1.30% to 1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30% to 1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30% to 1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30% to 1.90%	16.21%	to	15.43%
2015	48	$11.78	to	$11.60	$561	0.70%	1.30% to 1.90%	(7.32)%	to	(7.86)%

Invesco Small Cap Equity Series I:
2019	237	$28.01	to	$25.38	$6,548	—%	1.30% to 2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%	1.30% to 2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%	1.30% to 2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30% to 2.00%	10.62%	to	9.85%
2015	372	$21.47	to	$20.01	$7,928	—%	1.30% to 2.00%	(6.77)%	to	(7.40)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Invesco Technology Series I:
2019	182	$16.66	to	$14.90	$3,038	—%	1.30% to 1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%	1.30% to 1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%	1.30% to 1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30% to 1.90%	(2.07)%	to	(2.60)%
2015	357	$9.68	to	$8.86	$3,452	—%	1.30% to 1.90%	5.45%	to	4.73%

Invesco Value Opportunities Series I:
2019	181	$18.38	to	$16.76	$3,318	0.24%	1.40% to 2.00%	28.80%	to	28.04%
2018	204	$14.27	to	$13.09	$2,905	0.31%	1.40% to 2.00%	(20.28)%	to	(20.76)%
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40% to 2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40% to 2.00%	16.68%	to	15.91%
2015	338	$13.25	to	$12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)%	to	(12.14)%

Janus Henderson Enterprise Service Shares:
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30% to 1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30% to 1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%	1.30% to 1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30% to 1.90%	10.69%	to	9.97%
2015	580	$15.15	to	$13.84	$8,794	0.76%	1.30% to 1.90%	2.43%	to	1.84%

Janus Henderson Flexible Bond Service Shares:
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75% to 2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75% to 2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%	1.00% to 2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15% to 2.00%	1.01%	to	(1.40)%
2015	80	$9.93	to	$9.90	$796	2.28%	1.15% to 1.40%	(1.19)%	to	(1.39)%

Janus Henderson Global Technology Service Shares:
2019 (11)	30	$11.66	to	$11.62	$348	—%	0.75% to 1.40%	16.60%	to	16.20%

LargeCap Growth I Class 1:
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47% to 2.00%	34.35%	to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61% to 2.00%	3.16%	to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42% to 2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41% to 2.00%	0.84%	to	(0.73)%
2015	2,158	$2.22	to	$53.15	$105,642	0.23%	0.45% to 2.00%	7.32%	to	5.62%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

LargeCap S&P 500 Index Class 1:
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51% to 2.00%	30.55%	to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47% to 2.00%	(4.98)%	to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42% to 2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39% to 2.00%	11.12%	to	9.36%
2015	5,945	$2.01	to	$14.64	$92,317	1.44%	0.48% to 2.00%	0.72%	to	(0.88)%

LargeCap S&P 500 Index Class 2:
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75% to 1.40%	29.73%	to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75% to 1.40%	(4.99)%	to	(6.25)%
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00% to 1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15% to 1.40%	10.04%	to	9.75%
2015 (5)	16	$9.66	to	$9.64	$151	2.15%	1.15% to 1.40%	(3.69)%	to	(3.89)%

MFS International Intrinsic Value Service Class:
2019 (16)	569	$11.33	to	$13.02	$7,485	1.49%	0.75% to 2.00%	24.78%	to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75% to 2.00%	(8.93)%	to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00% to 2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15% to 2.00%	2.61%	to	1.69%
2015	160	$10.34	to	$9.45	$1,563	2.01%	1.15% to 2.00%	5.19%	to	(5.41)%

MFS New Discovery Service Class:
2019	301	$12.99	to	$18.06	$4,807	—%	0.75% to 2.00%	40.13%	to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75% to 2.00%	(7.67)%	to	(3.62)%
2017	110	$12.00	to	$13.54	$1,497	—%	1.00% to 2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15% to 2.00%	7.54%	to	6.73%
2015	121	$9.15	to	$10.25	$1,253	—%	1.15% to 2.00%	(9.50)%	to	(4.12)%

MFS Utilities Service Class:
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75% to 2.00%	23.92%	to	22.34%
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75% to 2.00%	(0.10)%	to	(1.21)%
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00% to 2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15% to 2.00%	9.93%	to	9.04%
2015	626	$8.26	to	$18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)%	to	(16.48)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

MFS Value Service Class:
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40% to 2.00%	27.71%	to	26.93%
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40% to 2.00%	(11.60)%	to	(12.13)%
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40% to 2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40% to 2.00%	12.20%	to	11.52%
2015	244	$21.32	to	$20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)%	to	(2.89)%

MidCap Class 1:
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42% to 2.00%	42.50%	to	40.27%
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45% to 2.00%	(6.94)%	to	(8.41)%
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43% to 2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40% to 2.00%	9.91%	to	8.17%
2015	4,922	$9.58	to	$74.62	$339,892	0.51%	0.48% to 2.00%	1.22%	to	(0.36)%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2019	252	$12.02	to	$14.21	$3,506	—%	0.75% to 2.00%	31.51%	to	29.89%
2018	223	$9.14	to	$10.94	$2,453	—%	0.75% to 2.00%	(9.05)%	to	(8.45)%
2017	215	$11.77	to	$11.95	$2,599	—%	1.00% to 2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15% to 2.00%	2.94%	to	2.09%
2015 (5)	286	$9.19	to	$9.58	$2,746	—%	1.15% to 2.00%	(8.83)%	to	(4.49)%

Neuberger Berman AMT Sustainable Equity Class I:
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40% to 2.00%	24.10%	to	23.37%
2018	132	$24.40	to	$22.38	$3,205	0.46%	1.40% to 2.00%	(7.01)%	to	(7.60)%
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40% to 2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40% to 2.00%	8.34%	to	7.69%
2015	246	$20.74	to	$19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)%	to	(2.47)%

Neuberger Berman AMT Sustainable Equity Class S:
2019	1	$11.05	to	$10.94	$16	0.77%	0.75% to 1.40%	24.58%	to	23.76%
2018 (10)	—	$8.87	to	$8.84	$2	0.97%	0.75% to 1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Administrative Class:
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40% to 2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40% to 2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40% to 2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40% to 2.00%	11.31%	to	10.73%
2015	322	$12.91	to	$12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)%	to	(10.79)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

PIMCO All Asset Advisor Class:
2019	10	$10.41	to	$11.19	$112	2.83%	0.75% to 1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75% to 1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00% to 1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15% to 1.40%	11.52%	to	11.31%
2015 (5)	—	$8.77	to	$8.75	$—	—%	1.15% to 1.40%	(12.12)%	to	(12.32)%

PIMCO Commodity Real Return Strategy M Class:
2019	6	$9.23	to	$7.59	$51	4.14%	0.75% to 1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75% to 1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00% to 1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15% to 1.40%	13.26%	to	13.16%
2015 (5)	2	$7.24	to	$7.22	$13	—%	1.15% to 1.40%	(27.45)%	to	(27.66)%

PIMCO High Yield Administrative Class:
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75% to 2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75% to 2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00% to 2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15% to 2.00%	11.13%	to	10.25%
2015	1,190	$9.61	to	$12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)%	to	(3.57)%

PIMCO Low Duration Advisor Class:
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75% to 2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75% to 2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00% to 2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15% to 2.00%	0.10%	to	(0.71)%
2015 (5)	37	$9.89	to	$9.84	$361	11.09%	1.15% to 2.00%	(1.10)%	to	(1.60)%

PIMCO Total Return Administrative Class:
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75% to 2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75% to 2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00% to 2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15% to 2.00%	1.49%	to	0.67%
2015	2,192	$10.04	to	$11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)%	to	(1.57)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Principal Capital Appreciation Class 1:
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95% to 2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95% to 2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95% to 2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95% to 2.00%	8.09%	to	6.96%
2015	8,683	$16.68	to	$15.37	$116,745	0.32%	0.95% to 2.00%	1.21%	to	0.13%

Principal Capital Appreciation Class 2:
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75% to 1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75% to 1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00% to 1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15% to 1.40%	7.60%	to	7.34%
2015	61	$10.40	to	$10.36	$632	0.05%	1.15% to 1.40%	0.78%	to	0.48%

Principal LifeTime 2010 Class 1:
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95% to 2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95% to 2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95% to 2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95% to 2.00%	4.23%	to	3.16%
2015	1,925	$13.25	to	$13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)%	to	(3.13)%

Principal LifeTime 2020 Class 1:
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75% to 2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95% to 2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95% to 2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95% to 2.00%	4.74%	to	3.72%
2015	7,249	$14.14	to	$15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)%	to	(3.10)%

Principal LifeTime 2030 Class 1:
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75% to 2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95% to 2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95% to 2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95% to 2.00%	4.85%	to	3.76%
2015	4,235	$14.22	to	$15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)%	to	(3.02)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2040 Class 1:
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75% to 2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95% to 2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95% to 2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95% to 2.00%	4.46%	to	3.36%
2015	804	$14.56	to	$16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)%	to	(2.78)%

Principal LifeTime 2050 Class 1:
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75% to 2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95% to 2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95% to 2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95% to 2.00%	4.59%	to	3.46%
2015	520	$14.59	to	$16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)%	to	(2.65)%

Principal LifeTime Strategic Income Class 1:
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95% to 2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95% to 2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95% to 2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95% to 2.00%	3.76%	to	2.74%
2015	1,254	$12.50	to	$12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)%	to	(2.96)%

Real Estate Securities Class 1:
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45% to 2.00%	30.71%	to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39% to 2.00%	(4.62)%	to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41% to 2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42% to 2.00%	5.40%	to	3.76%
2015	1,589	$5.04	to	$48.72	$81,337	1.51%	0.46% to 2.00%	3.77%	to	2.14%

Real Estate Securities Class 2:
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75% to 1.40%	29.92%	to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75% to 1.40%	(1.39)%	to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00% to 1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15% to 1.40%	4.27%	to	4.11%
2015	148	$11.71	to	$11.67	$1,733	1.89%	1.15% to 1.40%	2.81%	to	2.55%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Rydex Basic Materials:
2019	53	$10.32	to	$11.60	$606	—%	0.75% to 1.40%	20.42%	to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75% to 1.40%	(14.04)%	to	(18.57)%
2017	37	$11.36	to	$11.90	$440	0.69%	1.00% to 1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15% to 1.40%	29.44%	to	29.09%
2015 (5)	—	$7.71	to	$7.70	$—	—%	1.15% to 1.40%	(22.75)%	to	(22.85)%

Rydex Commodities Strategy:
2019	68	$9.04	to	$6.67	$499	1.54%	0.75% to 2.00%	14.43%	to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75% to 2.00%	(20.36)%	to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00% to 2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15% to 2.00%	9.29%	to	8.28%
2015	13	$4.63	to	$6.40	$77	—%	1.15% to 2.00%	(34.60)%	to	(35.81)%

Rydex NASDAQ 100:
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75% to 1.40%	35.86%	to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75% to 1.40%	(6.32)%	to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00% to 1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15% to 1.40%	4.82%	to	4.47%
2015	59	$11.00	to	$10.97	$646	—%	1.15% to 1.40%	7.00%	to	6.71%

SAM Balanced Portfolio Class 1:
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39% to 2.00%	19.50%	to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75% to 2.00%	(5.44)%	to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41% to 2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42% to 2.00%	6.38%	to	4.69%
2015	44,023	$2.00	to	$13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)%	to	(2.76)%

SAM Balanced Portfolio Class 2:
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75% to 1.40%	18.78%	to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75% to 1.40%	(5.11)%	to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.05%	1.00% to 1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15% to 1.40%	5.40%	to	5.11%
2015	383	$9.82	to	$9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)%	to	(2.39)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

SAM Conservative Balanced Portfolio Class 1:
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95% to 2.00%	14.73%	to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95% to 2.00%	(4.37)%	to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95% to 2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95% to 2.00%	5.36%	to	4.27%
2015	11,177	$13.98	to	$12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)%	to	(2.79)%

SAM Conservative Balanced Portfolio Class 2:
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75% to 1.40%	14.83%	to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75% to 1.40%	(3.50)%	to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00% to 1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15% to 1.40%	4.88%	to	4.59%
2015	306	$9.83	to	$9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)%	to	(2.29)%

SAM Conservative Growth Portfolio Class 1:
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95% to 2.00%	22.87%	to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95% to 2.00%	(7.49)%	to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95% to 2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95% to 2.00%	5.94%	to	4.88%
2015	7,589	$13.80	to	$12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)%	to	(3.05)%

SAM Conservative Growth Portfolio Class 2:
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75% to 1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75% to 1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00% to 1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15% to 1.40%	5.61%	to	5.32%
2015	564	$9.80	to	$9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)%	to	(2.79)%

SAM Flexible Income Portfolio Class 1:
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95% to 2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95% to 2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95% to 2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95% to 2.00%	6.00%	to	4.88%
2015	12,622	$14.00	to	$12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)%	to	(3.23)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

SAM Flexible Income Portfolio Class 2:
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75% to 1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75% to 1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00% to 1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15% to 1.40%	5.53%	to	5.24%
2015	454	$9.76	to	$9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)%	to	(2.89)%

SAM Strategic Growth Portfolio Class 1:
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95% to 2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95% to 2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95% to 2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95% to 2.00%	5.10%	to	4.03%
2015	5,064	$13.73	to	$12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)%	to	(3.58)%

SAM Strategic Growth Portfolio Class 2:
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75% to 1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75% to 1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00% to 1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15% to 1.40%	4.70%	to	4.41%
2015	169	$9.79	to	$9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)%	to	(3.17)%

Short-Term Income Class 1:
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75% to 2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85% to 2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85% to 2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85% to 2.00%	1.26%	to	0.09%
2015	9,431	$11.89	to	$11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)%	to	(1.25)%

SmallCap Class 1:
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43% to 2.00%	26.87%	to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56% to 2.00%	(11.27)%	to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41% to 2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37% to 2.00%	16.90%	to	15.09%
2015	5,906	$2.16	to	$18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)%	to	(2.10)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

SmallCap Class 2:
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75% to 1.40%	26.13%	to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75% to 1.40%	(14.16)%	to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00% to 1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15% to 1.40%	15.75%	to	15.57%
2015 (4)	86	$9.14	to	$9.12	$785	0.09%	1.15% to 1.40%	(7.21)%	to	(7.41)%

T. Rowe Price Blue Chip Growth Portfolio II:
2019	751	$11.18	to	$37.15	$25,129	—%	0.75% to 2.00%	9.93%	to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40% to 2.00%	0.25%	to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40% to 2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40% to 2.00%	(0.88)%	to	(1.47)%
2015	715	$23.96	to	$22.38	$16,984	—%	1.40% to 2.00%	9.26%	to	8.59%

T. Rowe Price Health Sciences Portfolio II:
2019	384	$68.59	to	$62.54	$26,161	—%	1.40% to 2.00%	26.85%	to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40% to 2.00%	(0.55)%	to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40% to 2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40% to 2.00%	(11.95)%	to	(12.49)%
2015	725	$49.19	to	$45.95	$35,403	—%	1.40% to 2.00%	10.89%	to	10.24%

Templeton Global Bond VIP Class 4:
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75% to 2.00%	1.11%	to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75% to 2.00%	(1.10)%	to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00% to 2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15% to 2.00%	1.63%	to	0.86%
2015	116	$9.22	to	$9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)%	to	(6.60)%

Templeton Growth VIP Class 2:
2019	27			$24.13	$661	2.81%	0.85%			14.14%
2018	35			$21.14	$737	2.00%	0.85%			(15.54)%
2017	36			$25.03	$891	1.61%	0.85%			17.46%
2016	40			$21.31	$854	2.01%	0.85%			8.72%
2015	44			$19.60	$869	2.66%	0.85%			(7.28)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

The Merger Fund:
2019	27	$10.98	to	$10.88	$304	1.23%	0.75% to 1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75% to 1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00% to 1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15% to 1.40%	1.24%	to	0.93%
2015 (5)	—	$9.65	to	$9.64	$—	—%	1.15% to 1.40%	(3.50)%	to	(3.60)%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2019	59	$10.66	to	$10.45	$624	2.32%	0.75% to 2.00%	23.24%	to	21.65%
2018 (10)	2	$8.65	to	$8.59	$20	1.89%	0.75% to 2.00%	(13.67)%	to	(14.27)%

TOPS Balanced ETF Portfolio Investor Class:
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75% to 2.00%	14.91%	to	13.39%
2018 (10)	3	$9.32	to	$9.26	$26	3.21%	0.75% to 2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2019	28	$10.67	to	$10.46	$295	0.04%	0.75% to 2.00%	10.57%	to	9.19%
2018 (10)	—	$9.65	to	$9.58	$—	—%	0.75% to 2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75% to 2.00%	20.81%	to	19.36%
2018 (10)	4	$8.84	to	$8.78	$34	1.18%	0.75% to 2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2019	22	$10.77	to	$10.56	$237	1.29%	0.75% to 2.00%	17.58%	to	16.17%
2018 (10)	1	$9.16	to	$9.09	$11	—%	0.75% to 2.00%	(8.49)%	to	(9.19)%

VanEck Global Hard Assets Class S:
2019	484	$7.84	to	$7.91	$3,957	—%	0.75% to 2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75% to 2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00% to 2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15% to 2.00%	41.60%	to	40.45%
2015	665	$5.00	to	$7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)%	to	(34.92)%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2019

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commenced operations April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(5)	Commenced operations May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(6)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(7)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(8)	Commenced operations April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(9)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(10)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(11)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(12)	Represented the operations of BlackRock iShares Dynamic Allocation Class III Division until June 6, 2019.
(13)	Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(14)	Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(15)	Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
(16)	Represented the operations of MFS International Value Service Class Division until June 6, 2019.

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside those corresponding to the lowest to highest expense ratio indicated above for applicable years.

Division	2019 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	14.16
American Century VP Inflation Protection Class II	10.19, 10.35, 10.48, 10.51 and 13.65
American Century VP Value Class II	28.75
American Funds Insurance Series Asset Allocation Fund Class 4	13.50
American Funds Insurance Series Blue Chip Income and Growth Fund Class 4	14.25

Division	2019 Unit Value ($)

American Funds Insurance Series Global Small Capitalization Fund Class 4	13.94
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	12.79
American Funds Insurance Series Managed Risk Growth Fund Class P2	14.57
American Funds Insurance Series Managed Risk International Fund Class P2	10.94 and 12.15
American Funds Insurance Series New World Fund Class 2	12.07 and 12.77
American Funds Insurance Series New World Fund Class 4	12.30 and 12.61
BlackRock Advantage U.S. Total Market Class III	14.50
BlackRock Global Allocation Class III	11.02, 11.28, 11.33, 11.41 and 11.55
BlackRock 60/40 Target Allocation Class III	11.81, 12.09, 12.15, 12.23 and 12.39
BNY Mellon IP MidCap Stock Service Shares	11.86
Calvert EAFE International Index Class F	11.16 and 11.82
Calvert Russell 2000 Small Cap Index Class F	14.24
Calvert S&P MidCap 400 Index Class F	14.44
ClearBridge Small Cap Growth Series II	15.46
Columbia Small Cap Value Class 2	13.02
Core Plus Bond Class 1	3.08, 23.36, 26.03 and 26.20
Diversified Balanced Class 2	11.91
Diversified Balanced Managed Volatility Class 2	12.88 and 13.29
Diversified Growth Class 2	20.30
Diversified Growth Managed Volatility Class 2	14.01
Diversified International Class 1	3.87, 29.64, 33.02 and 33.24
DWS Equity 500 Index Class B2	16.29
DWS Small Mid Cap Value Class B	13.51, 13.97 and 14.06
Equity Income Class 1	3.18, 11.87, 11.94, 11.99, 12.01 and 12.02
Equity Income Class 2	15.75
Fidelity VIP Contrafund Service Class 2	34.38
Fidelity VIP Government Money Market Initial Class	0.99, 1.02, 9.71, 9.91, 9.94, 10.08 and 10.12
Fidelity VIP Government Money Market Service Class 2	9.81
Fidelity VIP Mid Cap Service Class 2	33.69
Fidelity VIP Overseas Service Class 2	20.66
Franklin Global Real Estate VIP Class 2	11.96, 12.53 and 12.70
Franklin Rising Dividends VIP Class 4	16.07
Goldman Sachs VIT Mid Cap Value Service Class S	12.88
Goldman Sachs VIT Small Cap Equity Insights Service Class S	15.18
Government & High Quality Bond Class 1	2.88, 11.92, 12.74, 13.21, 13.36 and 12.66
Guggenheim Floating Rate Strategies Series F	10.76, 11.01, 11.06, 11.18 and 11.33
Guggenheim Investments Global Managed Futures Strategy	10.23
Guggenheim Investments Long Short Equity	9.70, 9.92, 9.97, 10.40, 10.47 and 10.61
International Emerging Markets Class 1	32.80, 36.55 and 36.78
Invesco Balanced-Risk Allocation Series II	11.94
Invesco Health Care Series II	13.63 and 13.83
Division	2019 Unit Value ($)

Invesco International Growth Series II	11.71 and 12.06
LargeCap Growth I Class 1	93.46, 104.14 and 104.81
LargeCap S&P 500 Index Class 1	23.07, 25.71, 25.87, 28.19 and 28.30
LargeCap S&P 500 Index Class 2	15.48
MFS International Intrinsic Value Service Class	13.08, 13.09, 13.39, 13.45, 14.55 and 14.75
MFS New Discovery Service Class	18.18, 18.80 and 18.92
MFS Utilities Service Class	28.78
MidCap Class 1	16.51, 128.42, 143.10 and 144.02
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	14.28 and 14.57
PIMCO All Asset Advisor Class	11.32
PIMCO Commodity Real Return Strategy M Class	9.55
PIMCO High Yield Administrative Class	17.03
PIMCO Total Return Administrative Class	10.80 and 13.65
Principal Capital Appreciation Class 1	15.21 and 15.64
Principal Capital Appreciation Class 2	16.57
Principal LifeTime Strategic Income Class 1	16.09 and 16.20
Principal LifeTime 2010 Class 1	16.66, 18.14 and 18.26
Principal LifeTime 2020 Class 1	10.68, 10.70, 10.71, 19.35, 21.08 and 21.21
Principal LifeTime 2030 Class 1	10.87, 10.89, 10.90, 20.32, 22.14 and 22.28
Principal LifeTime 2040 Class 1	11.00, 11.02, 11.03, 21.83, 23.79 and 23.94
Principal LifeTime 2050 Class 1	11.07, 11.09, 11.10, 22.37, 24.37 and 24.52
Real Estate Securities Class 1	65.77, 73.29 and 73.76
Real Estate Securities Class 2	16.08
Rydex Basic Materials	11.74
Rydex Commodities Strategy	4.92, 4.99 and 10.44
Rydex NASDAQ 100	19.63
SAM Balanced Portfolio Class 1	16.96, 18.18, 18.30 and 19.07
SAM Balanced Portfolio Class 2	13.03
SAM Conservative Balanced Portfolio Class 2	12.32
SAM Conservative Growth Portfolio Class 2	13.76
SAM Flexible Income Portfolio Class 2	11.89
SAM Strategic Growth Portfolio Class 2	13.99
Short-Term Income Class 1	10.11, 10.12, 10.13, 11.34, 12.12, 12.57, 12.71 and 12.04
SmallCap Class 1	26.02, 29.00, 29.19 and 38.91
SmallCap Class 2	12.99
T. Rowe Price Blue Chip Growth Portfolio II	11.14, 11.15, 11.16 and 40.74
The Merger Fund	11.01 and 11.22
VanEck Global Hard Assets Class S	5.28, 5.35, 7.96, 8.43 and 8.49

Division	2019 Total Return (%)

Columbia Limited Duration Credit Class 2	5.39
Core Plus Bond Class 1	2.69, 2.89, 2.99, and 3.09
Diversified Balanced Class 2	16.65
Diversified Growth Class 2	19.55
Diversified Income Class 2	13.57
Diversified International Class 1	8.79, 8.89, 8.99 and 9.19
Equity Income Class 1	28.55
Fidelity VIP Government Money Market Service Class 2	0.31
Government & High Quality Bond Class 1	1.60, 1.80, 1.90 and 2.00
International Emerging Markets Class 1	11.21, 11.31, 11.41 and 11.61
LargeCap Growth I Class 1	12.50, 12.60, 12.70 and 12.89
Principal LifeTime 2020 Class 1	6.16, 6.36, 6.46, 15.94, 16.46, 16.54 and 17.01
Principal LifeTime 2030 Class 1	7.84, 7.93, 8.03, 19.67, 20.33, 20.43 and 20.83
Principal LifeTime 2040 Class 1	9.02, 9.22, 9.32, 22.37, 23.01, 23.15 and 23.55
Principal LifeTime 2050 Class 1	9.60, 9.80, 9.90, 24.07, 24.65, 24.72 and 25.13
Short-Term Income Class 1	1.10, 1.20, 1.30, 2.72, 3.32, 3.71, 3.76 and 3.17
T. Rowe Price Blue Chip Growth Portfolio II	9.54, 9.64, 9.73 and 27.75
TOPS Growth ETF Portfolio Investor Class	19.34

Division	2018 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	10.24
American Century VP Inflation Protection Class II	9.54, 9.63, 9.74, 9.75 and 12.71
American Century VP Value Class II	22.94
American Funds Insurance Series Asset Allocation Fund Class 4	11.29
American Funds Insurance Series Blue Chip Income and Growth Class 4	11.91
American Funds Insurance Series Global Small Capitalization Fund Class 4	10.74
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	10.96
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.11
American Funds Insurance Series Managed Risk International Fund Class P2	9.40 and 10.43
American Funds Insurance Series New World Fund Class 2	9.53 and 10.02
American Funds Insurance Series New World Fund Class 4	9.66 and 9.89
BlackRock Advantage U.S. Total Market Class III	11.40
BlackRock Global Allocation Class III	9.54, 9.72, 9.75, 9.80 and 9.91
BlackRock iShares Dynamic Allocation Class III	9.93, 10.11, 10.15, 10.21 and 10.32
Calvert EAFE International Index Class F	9.33 and 9.86
Calvert Russell 2000 Small Cap Index Class F	11.54
Calvert S&P MidCap 400 Index Class F	11.63
ClearBridge Small Cap Growth Class II	12.36
Columbia Small Cap Value Class 2	10.89
Division	2018 Unit Value ($)

Core Plus Bond Class 1	2.83, 21.68, 24.04 and 24.17
Core Plus Bond Class 2	10.04
Diversified Balanced Class 2	15.53
Diversified Balanced Managed Volatility Class 2	11.47
Diversified Growth Class 2	16.98
Diversified Growth Managed Volatility Class 2	11.82
Diversified Income Class 2	12.53
Diversified International Class 1	3.17, 24.62, 27.30 and 27.45
Diversified International Class 2	9.43 and 9.63
Dreyfus IP MidCap Stock Service Shares	10.01
DWS Equity 500 Index Class B2	12.61
DWS Small Mid Cap Value Class B	11.38, 11.71 and 11.77
Equity Income Class 1	2.47, 9.33, 9.34, 9.35 and 9.39
Equity Income Class 2	12.37
Fidelity VIP Contrafund Service Class 2	26.56
Fidelity VIP Government Money Market Initial Class	0.98, 9.70, 9.85, 9.87, 9.98 and 10.00
Fidelity VIP Government Money Market Service Class 2	9.85 and 9.78
Fidelity VIP Mid Cap Service Class 2	27.74
Fidelity VIP Overseas Service Class 2	16.43
Franklin Global Real Estate VIP Class 2	9.50, 9.54, 9.87, 10.39 and 10.50
Franklin Rising Dividends VIP Class 4	12.59
Goldman Sachs VIT Mid Cap Value Service Shares	9.93
Goldman Sachs VIT Small Cap Equity Insights Service Shares	12.33
Government & High Quality Bond Class 1	2.73, 11.41, 12.06, 12.12, 12.53 and 12.66
Government & High Quality Bond Class 2	9.96
Guggenheim Floating Rate Strategies Series F	10.19, 10.38, 10.42, 10.54 and 10.65
Guggenheim Investments Global Managed Futures Strategy	9.55
Guggenheim Investments Long Short Equity	9.36, 9.53, 9.57, 9.95, 10.06 and 10.17
Guggenheim Investments Multi-Hedge Strategies	9.77
Income Class 2	10.42
International Emerging Markets Class 1	28.42, 31.51 and 31.68
International Emerging Markets Class 2	9.09, 9.61
Invesco Balanced-Risk Allocation Series II	10.52
Invesco Health Care Series II	10.43, 10.57
Invesco International Growth Series II	9.24, 9.50
LargeCap Growth Class 1	3.85, 31.03, 34.41 and 34.59
LargeCap Growth Class 2	11.91
LargeCap Growth I Class 1	70.60, 78.28 and 78.70
LargeCap Growth I Class 2	13.45
LargeCap S&P 500 Index Class 1	17.93, 19.88, 19.99, 21.69 and 21.79
LargeCap S&P 500 Index Class 2	11.97
MFS International Value Service Class	10.61, 10.81, 10.85, 11.75, and 11.87
MFS New Discovery Service Class	13.12, 13.49 and 13.57
MFS Utilities Service Class	23.38
Division	2018 Unit Value ($)

MidCap Class 1	94.46, 101.41 and 101.96
Multi-Asset Income Class 2	10.68
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	11.15
PIMCO All Asset Advisor Class	10.25
PIMCO Commodity Real Return Strategy M Class	8.69
PIMCO High Yield Administrative Class	15.05
PIMCO Total Return Administrative Class	10.06 and 12.77
Principal Capital Appreciation Class 1	11.70 and 11.96
Principal Capital Appreciation Class 2	12.69
Principal LifeTime 2010 Class 1	14.88, 16.13 and 16.21
Principal LifeTime 2020 Class 1	16.69, 18.10 and 18.20
Principal LifeTime 2020 Class 2	10.37
Principal LifeTime 2030 Class 1	16.98, 18.40 and 18.50
Principal LifeTime 2030 Class 2	10.42
Principal LifeTime 2040 Class 1	17.84, 19.34 and 19.44
Principal LifeTime 2040 Class 2	10.48
Principal LifeTime 2050 Class 1	18.03, 19.55 and 19.66
Principal LifeTime 2050 Class 2	10.51
Principal LifeTime Strategic Income Class 1	14.51 and 14.59
Real Estate Securities Class 1	51.07, 56.62 and 56.93
Real Estate Securities Class 2	12.42
Rydex Basic Materials	9.78
Rydex Commodities Strategy	4.33, 4.38 and 9.15
Rydex NASDAQ 100	14.51
SAM Balanced Portfolio Class 1	14.40, 15.37, 15.45 and 16.04
SAM Balanced Portfolio Class 2	11.01
SAM Conservative Balanced Portfolio Class 2	10.78
SAM Conservative Growth Portfolio Class 2	11.26
SAM Flexible Income Portfolio Class 2	10.64
SAM Strategic Growth Portfolio Class 2	11.13
Short-Term Income Class 2	10.10
SmallCap Class 1	20.82, 23.08, 23.21 and 30.80
SmallCap Class 2	10.34
The Merger Fund	10.49 and 10.67
VanEck Global Hard Assets Class S	4.80, 4.86, 7.28, 7.67 and 7.71

Division	2018 Total Return (%)

American Funds Insurance Series Global Small Capitalization Fund Class 4	(11.89) and (11.65)
American Funds Insurance Series Managed Risk Growth Fund Class P2	(1.46) and (1.39)
Calvert Russell 2000 Small Cap Index Class F	(12.44) and (12.35)
ClearBridge Small Cap Growth Class II	1.98 and 2.18
Division	2018 Total Return (%)

Diversified Growth Class 2	(5.860)
Diversified Income Class 2	(3.700)
Fidelity VIP Contrafund Service Class 2	(7.96,) (7.94), (7.74) and (7.54)
Fidelity VIP Mid Cap Service Class 2	(15.81) and (15.67)
Goldman Sachs VIT Small Cap Equity Insights Service Shares	(9.87) and (9.74)
Guggenheim Floating Rate Strategies Series F	(2.17), (2.14), (2.07), (1.93) and (1.77)
LargeCap Growth Class 2	(8.60) and (8.44)
LargeCap Growth I Class 2	2.13 and 2.31
MFS New Discovery Service Class	(3.53), (3.11), (3.09), (3.00), (2.85) and (2.67)
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	(7.86), (7.85), (7.64) and (7.48)
PIMCO Commodity Real Return Strategy M Class	(15.25) and (15.14)
Rydex Commodities Strategy	(16.74), (16.41), (16.37), (16.20), (16.09) and (15.98)
Rydex NASDAQ 100	(2.88) and (2.82)
SmallCap Class 2	(12.15) and (12.05)
Templeton Global Bond VIP Class 4	0.43, 0.52, 0.74, 0.82 and 0.00
The Merger Fund	5.85 and 5.96

Division	2017 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	11.84
American Century VP Inflation Protection Class II	10.00, 10.05 and 13.27
American Century VP Value Class II	25.62
American Funds Insurance Series Asset Allocation Fund Class 4	12.00
American Funds Insurance Series Blue Chip Income and Growth Class 4	13.22
American Funds Insurance Series Global Small Capitalization Fund Class 4	12.19
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	11.66
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.29
American Funds Insurance Series New World Fund Class 2	11.29 and 11.83
BlackRock Advantage U.S. Total Market Class III	12.36
BlackRock iShares Alternative Strategies Class III	10.64, 10.78, 10.81 and 10.85
Calvert Russell 2000 Small Cap Index Class F	13.18
Calvert S&P MidCap 400 Index Class F	13.31
ClearBridge Small Cap Growth Class II	12.12
Columbia Small Cap Value Class 2	13.46
Core Plus Bond Class 1	2.89, 22.42, 24.73 and 24.84
Core Plus Bond Class 2	10.32
Deutsche Equity 500 Index Class B2	13.43
Deutsche Small Mid Cap Value Class B	13.86, 14.19 and 14.25
Diversified Balanced Class 2	16.30
Diversified Balanced Managed Volatility Class 2	10.68 and 12.02
Diversified Growth Class 2	18.04
Division	2017 Unit Value ($)

Diversified Growth Managed Volatility Class 2	10.86 and 12.50
Diversified Income Class 2	13.02
Diversified International Class 1	3.87
Dreyfus IP MidCap Stock Service Shares	12.01
Equity Income Class 1	18.15, 19.30 and 19.38
Equity Income Class 2	13.21
Fidelity VIP Contrafund Service Class 2	28.85
Fidelity VIP Government Money Market Initial Class	0.98, 1.00, 9.73, 9.82, 9.84, 9.91 and 9.93
Fidelity VIP Government Money Market Service Class 2	9.78 and 9.83
Fidelity VIP Mid Cap Service Class 2	33.00
Fidelity VIP Overseas Service Class 2	10.71, 10.88, 11.50, 11.59 and 19.62
Franklin Global Real Estate VIP Class 2	11.30 and 11.39
Franklin Rising Dividends VIP Class 4	13.43
Goldman Sachs VIT Mid Cap Value Service Shares	11.25
Goldman Sachs VIT Small Cap Equity Insights Service Shares	13.68
Government & High Quality Bond Class 1	2.72, 11.53, 12.12, 12.17, 12.54 and 12.65
Government & High Quality Bond Class 2	10.15
Guggenheim Floating Rate Strategies Series F	10.47, 10.61, 10.64, 10.77 and 10.86
Guggenheim Investments Long Short Equity	11.72 and 11.81
Guggenheim Investments Multi-Hedge Strategies	10.33 and 10.42
Income Class 2	10.49
International Emerging Markets Class 1	36.68, 40.47 and 40.65
Invesco Balanced-Risk Allocation Series II	11.41
Janus Henderson Flexible Bond Service Shares	10.17 and 10.25
LargeCap Growth Class 1	4.18, 34.12, 37.64 and 37.81
LargeCap Growth Class 2	13.03
LargeCap Growth I Class 1	69.46, 76.63 and 76.97
LargeCap Growth I Class 2	13.17
LargeCap S&P 500 Index Class 1	19.16, 21.13, 21.23, 22.92 and 23.06
LargeCap S&P 500 Index Class 2	12.73
LargeCap Value Class 1	6.17,43.22, 47.68, 47.89 and 64.98
LargeCap Value Class 2	11.77
MFS International Value Service Class	11.98, 12.14, 12.17, 13.19 and 13.30
MFS New Discovery Service Class	13.60, 13.92 and 13.99
MFS Utilities Service Class	10.20, 10.28 and 23.52
MidCap Class 1	12.50, 99.76, 110.05 and 110.54
Multi-Asset Income Class 2	11.49
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	11.58, 11.65 and 12.10
PIMCO All Asset Advisor Class	10.97
PIMCO High Yield Administrative Class	15.68
PIMCO Total Return Administrative Class	13.02
Principal Capital Appreciation Class 1	12.34 and 12.55
Principal Capital Appreciation Class 2	13.32
Principal LifeTime 2010 Class 1	15.78, 17.01 and 17.09
Division	2017 Unit Value ($)

Principal LifeTime 2020 Class 1	17.99, 19.40 and 19.49
Principal LifeTime 2020 Class 2	11.12
Principal LifeTime 2030 Class 1	18.62, 20.08 and 20.17
Principal LifeTime 2030 Class 2	11.37
Principal LifeTime 2040 Class 1	19.73, 21.28 and 21.38
Principal LifeTime 2040 Class 2	11.54
Principal LifeTime 2050 Class 1	20.12, 21.70 and 21.80
Principal LifeTime 2050 Class 2	11.67
Principal LifeTime Strategic Income Class 1	14.07, 15.17 and 15.24
Real Estate Securities Class 1	54.34, 59.95 and 60.22
Real Estate Securities Class 2	13.16
Rydex Basic Materials	11.98
Rydex Commodities Strategy	5.18 and 5.22
Rydex NASDAQ 100	14.94
SAM Balanced Portfolio Class 1	15.46, 16.41,16.48 and 17.06
SAM Balanced Portfolio Class 2	11.75
SAM Conservative Balanced Portfolio Class 2	11.33
SAM Conservative Growth Portfolio Class 2	12.22
SAM Flexible Income Portfolio Class 2	11.01
SAM Strategic Growth Portfolio Class 2	12.35
Short-Term Income Class 2	10.10
SmallCap Class 1	23.81, 26.27, 26.39 and 34.86
SmallCap Class 2	11.77
Templeton Global Bond VIP Class 4	9.35
VanEck Global Hard Assets Class S	6.81, 6.86, 10.36, 10.86 and 10.91

Division	2017 Total Return (%)

Alps/Red Rocks Listed Private Equity Class III	23.46
American Century VP Inflation Protection Class II	1.73, 2.23, 2.24, 2.32 and 2.53
American Century VP Value Class II	7.03, 7.15 and 7.34
American Funds Insurance Series Asset Allocation Fund Class 4	14.50
American Funds Insurance Series Blue Chip Income and Growth Class 4	15.36
American Funds Insurance Series Global Small Capitalization Fund Class 4	24.26
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	13.42
American Funds Insurance Series Managed Risk Growth Fund Class P2	24.52
American Funds Insurance Series Managed Risk International Fund Class P2	27.15
American Funds Insurance Series New World Fund Class 4	27.55
BlackRock Global Allocation Class III	11.56, 12.09, 12.29 and 12.36
BlackRock iShares Alternative Strategies Class III	10.37, 10.91, 10.99 and 11.17
Division	2017 Total Return (%)

BlackRock iShares Dynamic Allocation Class III	12.66, 13.18, 13.26 and 13.44
BlackRock iShares Dynamic Fixed Income Class III	2.13, 2.22 and 2.42
BlackRock iShares Equity Appreciation Class III	19.28, 19.87, 20.06 and 20.24
Calvert EAFE International Index Class F	23.03
Calvert Russell 2000 Small Cap Index Class F	12.75
Calvert S&P MidCap 400 Index Class F	14.35
ClearBridge Small Cap Growth Class II	22.55
Columbia Limited Duration Credit Class 2	0.40, 0.50 and 0.60
Core Plus Bond Class 2	3.30
Delaware Limited Term Diversified Income Service Class	0.51, 0.61 and 0.81
Deutsche Alternative Asset Allocation Class B	5.84
Deutsche Equity 500 Index Class B2	19.70
Deutsche Small Mid Cap Value Class B	8.03, 8.60, 8.65, 8.70 and 8.82
Diversified Balanced Class 2	9.91
Diversified Balanced Managed Volatility Class 2	6.59, 8.86, 9.37, 9.42, 9.46 and 9.65
Diversified Growth Class 2	12.61
Diversified Growth Managed Volatility Class 2	8.38, 11.30, 11.78, 11.81, 11.87 and 12.00
Diversified Income Class 2	7.34
Diversified International Class 2	27.30
Dreyfus IP MidCap Stock Service Shares	13.73
Equity Income Class 2	19.44
Fidelity VIP Contrafund Service Class 2	19.83, 19.91 and 20.19
Fidelity VIP Government Money Market Service Class 2	(1.01) and (0.71)
Fidelity VIP Mid Cap Service Class 2	18.83, 18.87 and 19.22
Fidelity VIP Overseas Service Class 2	27.50, 28.21, 28.24, 28.30 and 28.49
Franklin Global Real Estate VIP Class 2	8.40, 8.96, 8.97, 9.04 and 9.20
Franklin Rising Dividends VIP Class 4	19.06
Goldman Sachs VIT Mid Cap Value Service Shares	9.65
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	4.21
Government & High Quality Bond Class 2	0.40
Guggenheim Floating Rate Strategies Series F	1.99, 2.02, 2.11 and 2.26
Guggenheim Investments Global Managed Futures Strategy	7.18, 7.26, 7.27 and 7.37
Income Class 2	3.66
International Emerging Markets Class 2	38.88
Invesco Balanced-Risk Allocation Series II	8.67
Invesco Global Health Care Series II	14.27
Invesco International Growth Series II	21.37
Janus Henderson Flexible Bond Service Shares	1.42, 1.90, 1.92, 2.02 and 2.19
LargeCap Growth Class 2	32.96
LargeCap Growth I Class 2	31.83
LargeCap S&P 500 Index Class 2	19.76
LargeCap Value Class 2	15.17
MFS International Value Service Class	24.40, 25.02, 25.03, 25.21 and 25.35
Division	2017 Total Return (%)

MFS New Discovery Service Class	23.97, 24.51, 24.59, 24.80 and 24.90
MFS Utilities Service Class	12.86, 12.96 and 13.22
Multi-Asset Income Class 2	10.59
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	22.80, 22.84 and 23.15
PIMCO All Asset Advisor Class	12.17
PIMCO High Yield Administrative Class	5.16, 5.18 and 5.43
PIMCO Low Duration Advisor Class	0.10
PIMCO Total Return Administrative Class	3.46, 3.50 and 3.73
Principal Capital Appreciation Class 2	19.03
Principal LifeTime 2020 Class 2	13.35
Principal LifeTime 2030 Class 2	16.62
Principal LifeTime 2040 Class 2	19.09
Principal LifeTime 2050 Class 2	20.56
Real Estate Securities Class 2	7.78
Rydex Basic Materials	20.04
Rydex NASDAQ 100	29.58
SAM Balanced Portfolio Class 2	13.53
SAM Conservative Balanced Portfolio Class 2	9.89
SAM Conservative Growth Portfolio Class 2	18.07
SAM Flexible Income Portfolio Class 2	6.89
SAM Strategic Growth Portfolio Class 2	20.49
Short-Term Income Class 2	0.70
SmallCap Class 2	11.25
Templeton Global Bond VIP Class 4	(0.11), 0.32, 0.42 and 0.64
The Merger Fund	1.43

Division	2016 Unit Value ($)

American Century VP Inflation Protection Class II	9.83 and 12.98
American Century VP Value Class II	11.38 and 23.91
American Funds Insurance Series New World Fund Class 2	8.89 and 9.27
Balanced Class 1	3.31 and 29.48
Core Plus Bond Class 1	21.80, 23.93 and 24.01
Deutsche Small Mid Cap Value Class B	11.16, 12.83, 13.06 and 13.11
Diversified Balanced Managed Volatility Class 2	10.05, 10.15, 10.51 and 10.99
Diversified Growth Managed Volatility Class 2	10.09, 10.19, 10.61 and 11.18
Diversified International Class 1	24.03, 26.38 and 26.47
Equity Income Class 1	15.27, 16.16 and 16.22
Fidelity VIP Contrafund Service Class 2	10.69 and 24.06
Fidelity VIP Government Money Market Initial Class	9.84, 9.85, 9.89, 9.90, 9.93 and 9.94
Fidelity VIP Mid Cap Service Class 2	10.76 and 27.77
Fidelity VIP Overseas Service Class 2	8.40, 8.48, 8.97 and 15.30
Government & High Quality Bond Class 1	2.69, 11.53, 12.06, 12.10, 12.42 and 12.52
International Emerging Markets Class 1	26.54, 29.14 and 29.24
Division	2016 Unit Value ($)

LargeCap Growth Class 1	3.12, 25.78, 28.30 and 28.39
LargeCap Growth I Class 1	52.94, 58.11 and 58.31
LargeCap S&P 500 Index Class 1	16.07, 17.64, 17.70, 19.03 and 19.16
LargeCap Value Class 1	5.32, 5.61, 10.10, 12.24, 16.48 and 18.05
MFS New Discovery Service Class	9.80, 10.97, 11.18 and 11.21
MFS Utilities Service Class	9.03 and 20.84
MidCap Class 1	81.00, 88.91 and 89.22
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9.43 and 9.85
PIMCO High Yield Administrative Class	10.62 and 14.91
PIMCO Total Return Administrative Class	10.13 and 12.58
Principal Capital Appreciation Class 1	10.42 and 10.53
Principal LifeTime 2010 Class 1	14.43, 15.49 and 15.54
Principal LifeTime 2020 Class 1	15.94, 17.11 and 17.16
Principal LifeTime 2030 Class 1	16.05, 17.22 and 17.28
Principal LifeTime 2040 Class 1	16.66, 17.88 and 17.94
Principal LifeTime 2050 Class 1	16.79, 18.02 and 18.08
Principal LifeTime Strategic Income Class 1	13.18, 14.15 and 14.20
Real Estate Securities Class 1	50.72, 55.68 and 55.87
Rydex Commodities Strategy	5.03, 6.94, 7.00 and 7.01
SAM Balanced Portfolio Class 1	13.68, 14.45, 14.50 and 14.95
SmallCap Class 1	21.50, 23.60, 23.68 and 31.15
Templeton Global Bond VIP Class 4	9.32, 9.43, 9.51 and 9.53
VanEck Global Hard Assets Class S	7.04, 10.77, 11.24 and 11.28

Division	2016 Total Return (%)

American Funds Insurance Series New World Fund Class 2	3.25
BlackRock iShares Dynamic Allocation Class III	4.06
BlackRock iShares Equity Appreciation Class III	6.95
Fidelity VIP Government Money Market Initial Class	(1.60), (1.50), (1.10), (1.00), (0.70) and (0.60)
Invesco Global Health Care Series I	(13.14) and (2.30)
LargeCap Value Class 1	0.39
MFS New Discovery Service Class	6.71
Rydex Commodities Strategy	8.27

Division	2015 Unit Value ($)

American Century VP Inflation Protection Class II	9.55 and 12.61
American Century VP Value Class II	9.59 and 20.14
American Funds Insurance Series New World Fund Class 2	8.61 and 8.93
Balanced Class 1	3.15 and 28.26
Bond & Mortgage Securities Class 1	2.68, 21.34, 23.31 and 23.37
Deutsche Small Mid Cap Value Class B	9.72,11.22, 11.38 and 11.40
Diversified Balanced Managed Volatility Class 2	9.63, 9.66, 10.02 and 10.47
Division	2015 Unit Value ($)

Diversified Growth Managed Volatility Class 2	9.56, 9.60, 10.00 and 10.54
Diversified International Class 1	3.03, 24.40, 26.65 and 26.72
Equity Income Class 1	13.45, 14.16 and 14.20
Fidelity VIP Contrafund Service Class 2	10.06 and 22.65
Fidelity VIP Mid Cap Service Class 2	9.75 and 25.16
Fidelity VIP Overseas Service Class 2	9.03, 9.07, 9.60 and 16.38
Government & High Quality Bond Class 1	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41
International Emerging Markets Class 1	24.73, 27.01 and 27.08
LargeCap Growth Class 1	3.31, 27.69, 30.25 and 30.32
LargeCap Growth I Class 1	53.28, 58.20 and 58.34
LargeCap S&P 500 Index Class 1	14.68, 16.03, 16.07, 17.20 and 17.33
LargeCap Value Class 1	4.95, 35.52, 38.80 and 38.89
MFS VIT New Discovery Service Class	9.13, 10.28, 10.42 and 10.44
MFS VIT Utilities Service Class	8.23 and 19.00
MidCap Class 1	9.14, 74.80, 81.70 and 81.89
Money Market Class 1	1.58, 12.12, 13.23 and 13.27
Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9.18 and 9.59
PIMCO High Yield Administrative Class	9.58 and 13.44
PIMCO Total Return Administrative Class	10.00 and 12.43
Principal Capital Appreciation Class 1	9.73 and 9.77
Principal LifeTime 2010 Class 1	13.97, 14.92 and 14.96
Principal LifeTime 2020 Class 1	15.36, 16.40 and 16.44
Principal LifeTime 2030 Class 1	15.45, 16.50 and 16.54
Principal LifeTime 2040 Class 1	16.10, 17.20 and 17.24
Principal LifeTime 2050 Class 1	16.21, 17.31 and 17.35
Principal LifeTime Strategic Income Class 1	12.82, 13.69 and 13.73
Real Estate Securities Class 1	48.84, 53.34 and 53.47
Rydex Commodities Strategy	4.62, 6.41 and 6.43
SAM Balanced Portfolio Class 1	13.05, 13.71, 13.75 and 14.13
SmallCap Blend Class 1	18.67, 20.39, 20.44 and 26.76
Templeton Global Bond VIP Class 4	9.19, 9.35, 9.37 and 9.38
Van Eck Global Hard Assets Service Class	4.98, 7.65, 7.95 and 7.97

Division	2015 Total Return (%)

American Century VP Inflation Protection Class II	(3.310)
Diversified Balanced Managed Volatility Class 2	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2	(4.50) and (4.10)
Fidelity VIP Overseas Service Class 2	(9.43) and (9.03)
LargeCap Value Class 1	(1.570)
MFS VIT New Discovery Service Class	(9.69), (4.01), (3.52) and (3.42)
Neuberger Berman AMT Mid Cap Growth Portfolio Class	(8.93) and (4.39)
Principal Capital Appreciation Class 1	(1.72) and (1.31)
7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through March 27, 2020.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity.  As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Separate Account performance and financial results.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholders
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2019 and 2018, and the related statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2019 and 2018, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 55-59 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 13, 2020

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2019	December 31, 2018
	(in millions)
Assets
Fixed maturities, available-for-sale (2019 and 2018 include $99.4 million and $94.5 million related to
consolidated variable interest entities)	$65,983.4	$56,275.3
Fixed maturities, trading	237.6	165.5
Equity securities	69.9	84.8
Mortgage loans	15,820.3	14,662.2
Real estate (2019 and 2018 include $457.6 million and $364.0 million related to consolidated variable
interest entities)	1,713.5	1,726.3
Policy loans	742.2	755.9
Other investments (2019 and 2018 include $19.9 million and $44.1 million related to consolidated variable
interest entities and $22.8 million and $23.6 million measured at fair value under the fair value option)	2,133.2	1,752.5
Total investments	86,700.1	75,422.5
Cash and cash equivalents	1,525.0	1,806.3
Accrued investment income	666.5	615.5
Premiums due and other receivables	1,734.2	1,618.2
Deferred acquisition costs	3,509.9	3,680.4
Property and equipment	763.1	692.9
Goodwill	75.1	75.1
Other intangibles	19.6	22.2
Separate account assets	125,801.7	107,343.0
Other assets	1,119.5	1,135.9
Total assets	$221,914.7	$192,412.0

Liabilities
Contractholder funds	$38,334.6	$36,861.7
Future policy benefits and claims	35,333.8	30,565.5
Other policyholder funds	791.8	727.2
Long-term debt (2019 and 2018 include $64.2 million and $58.4 million related to consolidated variable
interest entities)	108.7	129.1
Deferred income taxes	1,823.9	1,029.4
Separate account liabilities	125,801.7	107,343.0
Other liabilities (2019 and 2018 include $122.2 million and $101.3 million related to consolidated variable
interest entities)	8,331.5	6,904.9
Total liabilities	210,526.0	183,560.8

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.5	6,331.6
Retained earnings	2,410.8	2,441.2
Accumulated other comprehensive income	2,620.7	55.5
Total stockholder's equity attributable to Principal Life Insurance Company	11,365.5	8,830.8
Noncontrolling interest	23.2	20.4
Total stockholder's equity	11,388.7	8,851.2
Total liabilities and stockholder's equity	$221,914.7	$192,412.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Revenues
Premiums and other considerations	$7,473.3	$6,092.4	$5,999.4
Fees and other revenues	2,396.7	2,222.2	2,182.1
Net investment income	3,293.9	3,022.9	2,833.7
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	(68.7)	121.8	451.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(38.3)	10.6	(30.0)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(5.2)	(39.7)	(49.7)
Net impairment losses on available-for-sale securities	(43.5)	(29.1)	(79.7)
Net realized capital gains (losses)	(112.2)	92.7	372.0
Total revenues	13,051.7	11,430.2	11,387.2
Expenses
Benefits, claims and settlement expenses	9,167.5	7,542.0	7,317.9
Dividends to policyholders	119.1	123.6	124.6
Operating expenses	2,502.3	2,363.5	2,226.7
Total expenses	11,788.9	10,029.1	9,669.2
Income from continuing operations before income taxes	1,262.8	1,401.1	1,718.0
Income taxes (benefits)	140.2	146.8	(518.40)
Income from continuing operations, net of related income taxes	1,122.6	1,254.3	2,236.4
Income from discontinued operations, net of related income taxes	—	—	37.0
Net income	1,122.6	1,254.3	2,273.4
Net income attributable to noncontrolling interest	9.7	3.3	2.4
Net income attributable to Principal Life Insurance Company	$1,112.9	$1,251.0	$2,271.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Net income	$1,122.6	$1,254.3	$2,273.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	2,533.7	(1,513.3)	619.9
Noncredit component of impairment losses on fixed maturities, available-for-sale	3.0	26.5	27.4
Net unrealized gains (losses) on derivative instruments	(14.6)	8.0	(49.1)
Net unrecognized postretirement benefit obligation	43.1	(67.6)	13.3
Other comprehensive income (loss)	2,565.2	(1,546.4)	611.5
Comprehensive income (loss)	3,687.8	(292.1)	2,884.9
Comprehensive income attributable to noncontrolling interest	9.7	3.3	2.4
Comprehensive income (loss) attributable to Principal Life Insurance Company	$3,678.1	$(295.4)	$2,882.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2017	$2.5	$5,305.6	$2,139.9	$748.4	$42.9	$8,239.3
Capital distributions to parent	—	(27.5)	—	—	—	(27.5)
Stock-based compensation	—	41.9	(3.0)	—	0.1	39.0
Net true-up of tax asset transferred to affiliate due
to prior year change in benefit plan sponsorship	—	(3.0)	—	—	—	(3.0)
Dividends to parent	—	—	(1,818.4)	—	—	(1,818.4)
Distributions to noncontrolling interest	—	—	—	—	(3.1)	(3.1)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.1)	—	—	(1.3)	(6.4)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.4)	(0.1)	(23.0)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	2.5	6,346.0	2,238.1	1,359.8	24.0	9,970.4
Capital distributions to parent	—	(21.6)	—	—	—	(21.6)
Stock-based compensation	—	28.6	(2.2)	—	—	26.4
Dividends to parent	—	—	(840.0)	—	—	(840.0)
Distributions to noncontrolling interest	—	—	—	—	(8.3)	(8.3)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.4)	—	—	(1.6)	(23.0)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.1)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.0)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.4)	—	(1,546.4)
Balances as of December 31, 2018	2.5	6,331.6	2,441.2	55.5	20.4	8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	$2.5	$6,331.5	$2,410.8	$2,620.7	$23.2	$11,388.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Operating activities
Net income	$1,122.6	$1,254.3	$2,273.4
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	—	(37.0)
Net realized capital (gains) losses	112.2	(92.7)	(372.0)
Depreciation and amortization expense	121.5	111.6	112.2
Amortization of deferred acquisition costs and contract costs	353.3	260.6	212.1
Additions to deferred acquisition costs and contract costs	(480.1)	(419.2)	(397.8)
Stock-based compensation	22.7	26.6	39.3
(Income) loss from equity method investments, net of dividends received	(40.6)	(32.5)	9.7
Changes in:
Accrued investment income	(51.0)	(24.5)	(27.3)
Net cash flows for trading securities and equity securities with operating intent	(58.6)	(124.8)	171.3
Premiums due and other receivables	(113.3)	62.2	(360.1)
Contractholder and policyholder liabilities and dividends	3,287.2	3,324.8	3,251.9
Current and deferred income taxes (benefits)	187.1	253.0	(616.4)
Real estate acquired through operating activities	(64.7)	(89.2)	(82.5)
Real estate sold through operating activities	134.9	133.5	1.2
Other assets and liabilities	522.4	244.3	(212.8)
Other	398.9	266.5	983.3
Net adjustments	4,331.9	3,900.2	2,675.1
Net cash provided by operating activities	5,454.5	5,154.5	4,948.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(12,781.4)	(12,392.8)	(12,878.8)
Sales	1,509.6	2,701.9	1,142.6
Maturities	6,587.1	6,008.4	8,407.5
Mortgage loans acquired or originated	(3,366.5)	(3,299.5)	(2,594.0)
Mortgage loans sold or repaid	2,205.4	2,085.6	1,724.0
Real estate acquired	(127.4)	(88.1)	(200.5)
Real estate sold	94.9	63.5	481.9
Net purchases of property and equipment	(51.3)	(48.1)	(105.7)
Net change in other investments	(237.5)	(355.3)	(127.9)
Net cash used in investing activities	(6,167.1)	(5,324.4)	(4,150.9)
Financing activities
Proceeds from financing element derivatives	—	—	0.1
Payments for financing element derivatives	(26.9)	(65.9)	(77.6)
Purchase of subsidiary shares from noncontrolling interest	—	(23.0)	(6.4)
Dividends paid to parent	(1,145.0)	(840.0)	(1,818.4)
Capital contributions from (distributions to) parent	(24.2)	(21.6)	1,006.6
Issuance of long-term debt	12.0	80.2	2.8
Principal repayments of long-term debt	(32.2)	(1.3)	(56.5)
Net repayments of short-term borrowings	—	—	(76.5)
Investment contract deposits	8,727.6	7,896.0	9,760.5
Investment contract withdrawals	(7,709.4)	(6,520.1)	(9,889.9)
Net increase in banking operation deposits	623.4	553.0	136.6
Other	6.0	(4.5)	(2.5)
Net cash provided by (used in) financing activities	431.3	1,052.8	(1,021.2)
Net increase (decrease) in cash and cash equivalents	(281.3)	882.9	(223.6)
Cash and cash equivalents from continuing operations at beginning of period	1,806.3	923.4	1,147.0
Cash and cash equivalents from continuing operations at end of period	$1,525.0	$1,806.3	$923.4

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$—	$—	$47.7
Net cash used in investing activities	—	—	(0.6)
Net cash used in financing activities	—	—	(44.7)
Net cash and cash equivalents provided by discontinued operations	$—	$—	$2.4

Supplemental information:
Cash paid for interest	$6.1	$3.1	$3.9
Cash paid for (received from) income taxes	$(62.9)	$(91.2)	$91.0

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$—	$—	$300.0
Assets received in kind for pension risk transfer transactions	$1,225.8	$—	$—
Lease assets established upon adoption of accounting guidance	$102.2	$—	$—
Lease liabilities established upon adoption of accounting guidance	$97.2	$—	$—
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$—	$—	$743.2
Long-term debt assumed on real estate properties received	$—	$—	$269.0
Increase in other investments due to discontinuing equity method accounting	$—	$—	$222.4

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted.

We evaluated subsequent events through March 13, 2020, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.    The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.    Market risk benefits, which are certain market-based options or guarantees associated with deposit or account balance contracts, will be measured at fair value. The periodic change in fair value related to instrument-specific credit risk will be recognized in OCI while the remaining change in fair value will be recognized in net income.
3.    Deferred acquisition costs (“DAC”) for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.    Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances and disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2022
Our implementation and evaluation process to date includes, but is not limited to the following:

•    identifying and documenting contracts and contract features in scope of the guidance;
•    identifying the actuarial models, systems and processes to be updated;
•    evaluating and selecting our systems solutions for implementing the new guidance;
•    beginning to build key models;
•    evaluating our key accounting policies;
•    assessing the impact to our chart of accounts;
•    developing format and content of new disclosures and
•    evaluating transition requirements and impacts.

As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

January 1, 2020
We expect the guidance will reduce complexity and costs associated with performing a Step 2 test, should one be needed in the future. However, the impact of eliminating the Step 2 test from any such future impairment assessment will be dependent on modeling factors that are not currently determinable. We do not expect this guidance to have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
The guidance will be adopted using the modified retrospective approach. Our evaluation process is complete and included, but was not limited to, identifying financial assets within scope of the guidance, developing and refining CECL models for the relevant assets, preparing quarterly estimates of the cumulative effect of adoption, developing and refining necessary internal controls and preparing the required financial statement disclosures. The financial statement changes are not material and will result in an immaterial reduction to stockholder’s equity.

Standards adopted:
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.

Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
We adopted the guidance using the modified retrospective approach and comparative periods were not restated. Further details are included under the caption “Adoption of Lease Guidance” and in Note 14, Contingencies, Guarantees, Indemnifications and Leases.

Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 7, Derivative Financial Instruments, for further details.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. See Note 18, Revenues from Contracts with Customers, for further details.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the balance sheet.

January 1, 2018
We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. See Note 6, Investments, for further details.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Adoption of Lease Guidance
On January 1, 2019, we adopted the guidance using the modified retrospective approach with the cumulative effect of initially applying the standard recognized at the date of adoption. We elected the package of practical expedients permitted under the transition guidance. In addition, we elected the hindsight practical expedient to determine the lease term for existing leases. We have agreements with lease and non-lease components, which we account for as a combined unit of account for all classes.

The impact of the guidance to our consolidated financial statements primarily related to the establishment of additional assets and liabilities of $102.2 million and $97.2 million, respectively. The difference between the additional assets and liabilities, net of deferred tax impacts, was recorded as a cumulative effect adjustment to retained earnings and increased total stockholder’s equity by $4.0 million.

Results of reporting periods beginning January 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with our prior accounting. The guidance did not have a material impact on our consolidated statements of operations.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligation and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships prior to 2019 and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Beginning in 2019, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities classified as available-for-sale is adjusted for changes in fair value of hedged portions of securities in fair value hedging relationships and declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $169.0 million and $207.7 million as of December 31, 2019 and 2018, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options and futures. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same income statement line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. Prior to 2019, these changes in fair value were recorded in net realized capital gains (losses). A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Participating business represented approximately 6%, 7% and 8% of our life insurance in force and 23%, 26% and 29% of the number of life insurance policies in force as of December 31, 2019, 2018 and 2017, respectively. Participating business represented approximately 31%, 34% and 39% of life insurance premiums for the years ended December 31, 2019, 2018 and 2017, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD, Critical Illness and Accident: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2019.

Liability for Unpaid Claims

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 10, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2019 and 2018, we had $465.3 million and $450.4 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2019 and 2018, $457.2 million, or 98%, and $435.6 million, or 97%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2019 and 2018, the total amount recoverable from reinsurers was $961.4 million and $920.8 million, respectively, and is recognized in premiums due and other receivables.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Premiums and other considerations:
Direct	$7,656.0	$6,284.8	$6,202.7
Assumed	379.7	327.1	279.8
Ceded	(562.4)	(519.5)	(483.1)
Net premiums and other considerations	$7,473.3	$6,092.4	$5,999.4

Benefits, claims and settlement expenses:
Direct	$9,162.3	$7,528.2	$7,296.3
Assumed	581.6	509.8	441.1
Ceded	(576.4)	(496.0)	(419.5)
Net benefits, claims and settlement expenses	$9,167.5	$7,542.0	$7,317.9

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2019 and 2018, the separate accounts included a separate account valued at $100.4 million and $94.9 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, intercompany eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated intercompany eliminations, were as follows:

For the year ended
December 31, 2017
(in millions)
Revenues
Fees and other revenues	$155.9
Net investment income	42.7
Net realized capital gains	1.8
Total revenues	200.4
Expenses
Operating expenses	148.5
Total expenses	148.5
Income before income taxes	51.9
Income taxes	14.9
Income from discontinued operations	37.0
Income from discontinued operations attributable to
noncontrolling interest	1.5
Income from discontinued operations attributable to parent	$35.5

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2019, 2018 and 2017, we received $607.1 million, $520.7 million and $431.9 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from/(payable to) PFS of $(52.9) million and $64.2 million as of December 31, 2019 and 2018, respectively, and earned interest of $4.3 million, $4.9 million and $1.7 million during 2019, 2018 and 2017, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $3,958.9 million and $3,399.2 million as of December 31, 2019 and 2018, respectively. In addition, we recognized premiums and other fees of $672.3 million, $555.4 million and $498.9 million for the years ended December 31, 2019, 2018 and 2017, respectively, associated with this agreement. Furthermore, we recognized expenses of $869.1 million, $776.1 million and $700.3 million for the years ended December 31, 2019, 2018 and 2017, respectively, associated with this agreement.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $100.1 million, $103.6 million and $65.7 million of asset management fee expense for the years ended December 31, 2019, 2018 and 2017, respectively. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $9.8 million, $11.1 million and $9.4 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $392.7 million, $412.0 million and $433.8 million for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $88.7 million, $82.6 million and $84.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Benefit Plans

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $32.9 million, $32.1 million and $31.6 million during 2019, 2018 and 2017, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.9 million, $2.0 million and $2.4 million during 2019, 2018 and 2017, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $46.7 million, $51.2 million and $48.4 million of pension expense from PFG during 2019, 2018 and 2017, respectively.

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

4. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2019 and 2018.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 14 years were as follows:

	December 31,
	2019	2018
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	21.8	19.2
Net carrying value	$19.6	$22.2

The amortization expense for intangible assets with finite useful lives was $2.6 million, $2.6 million and $2.6 million for 2019, 2018 and 2017, respectively. As of December 31, 2019, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2020	$2.4
2021	2.2
2022	2.0
2023	1.2
2024	1.1

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2019 and December 31, 2018.

Consolidated Variable Interest Entities

Grantor Trust

We contributed undated subordinated floating rate notes to a grantor trust. The trust separated its cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined the grantor trust is a VIE due to insufficient equity to sustain it. We determined we are the primary beneficiary as a result of our contribution of securities into the trust and our significant continuing interest in the trust.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgage loans it purchased. This was considered a VIE due to insufficient equity to sustain itself. We determined we were the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer. The trust was unwound in the third quarter of 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Sponsored Investment Fund

We invest in certain series of an investment fund. These series are VIEs as the equity holders of each series lack the power to direct the most significant activities of the VIE. We determined we are the primary beneficiary of these series as our interest is more than insignificant and collectively we have the power to direct the most significant activities of the fund.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2019		December 31, 2018
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trust (1)	$99.9	$98.6	$95.0	$89.4
CMBS	—	—	6.4	—
Real estate (2)	479.7	88.0	379.2	70.6
Sponsored investment fund (3)	19.9	—	37.7	—
Total	$599.5	$186.6	$518.3	$160.0

(1)
The assets of the grantor trust are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)	The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include long-term debt and other liabilities.

(3)	The assets of the sponsored investment fund include other investments.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor, invest in and have other interests in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
Corporate	$238.2	$225.7
Residential mortgage-backed pass-through securities	2,844.2	2,777.5
Commercial mortgage-backed securities	4,802.7	4,700.8
Collateralized debt obligations (2)	3,211.2	3,222.6
Other debt obligations	8,075.4	7,961.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.1	14.1
Commercial mortgage-backed securities	28.1	28.1
Collateralized debt obligations (2)	20.9	20.9
Other debt obligations	13.3	13.3
Other investments:
Other limited partnership and fund interests	635.2	899.1

December 31, 2018
Fixed maturities, available-for-sale:
Corporate	$235.3	$222.6
Residential mortgage-backed pass-through securities	2,416.2	2,444.4
Commercial mortgage-backed securities	3,902.8	3,979.4
Collateralized debt obligations (2)	2,416.9	2,447.0
Other debt obligations	7,139.5	7,183.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	13.8	13.8
Commercial mortgage-backed securities	13.4	13.4
Collateralized debt obligations (2)	11.8	11.8
Other debt obligations	9.7	9.7
Other investments:
Other limited partnership and fund interests	575.4	968.6

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of available-for-sale securities were as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,562.7	$97.2	$3.0	$1,656.9	$—
Non-U.S. governments	724.6	128.4	—	853.0	—
States and political subdivisions	6,791.7	639.2	11.5	7,419.4	—
Corporate	34,057.5	3,086.3	32.7	37,111.1	—
Residential mortgage-backed pass-through securities	2,777.5	70.5	3.8	2,844.2	—
Commercial mortgage-backed securities	4,700.8	125.7	23.8	4,802.7	15.8
Collateralized debt obligations (2)	3,222.6	2.8	14.2	3,211.2	0.9
Other debt obligations	7,970.8	129.0	14.9	8,084.9	31.8
Total fixed maturities, available-for-sale	$61,808.2	$4,279.1	$103.9	$65,983.4	$48.5

December 31, 2018
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.7	$16.1	$16.6	$1,383.2	$—
Non-U.S. governments	683.5	61.2	13.9	730.8	—
States and political subdivisions	6,065.7	194.6	94.6	6,165.7	—
Corporate	32,037.2	873.0	821.8	32,088.4	—
Residential mortgage-backed pass-through securities	2,444.4	21.4	49.6	2,416.2	—
Commercial mortgage-backed securities	3,979.4	17.0	93.6	3,902.8	16.3
Collateralized debt obligations (2)	2,447.0	—	30.1	2,416.9	1.2
Other debt obligations	7,214.8	39.2	82.7	7,171.3	36.2
Total fixed maturities, available-for-sale	$56,255.7	$1,222.5	$1,202.9	$56,275.3	$53.7

(1)
Excludes $62.3 million and $64.2 million as of December 31, 2019 and December 31, 2018, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2019, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,052.0	$2,063.8
Due after one year through five years	9,590.6	9,931.5
Due after five years through ten years	11,538.3	12,270.5
Due after ten years	19,955.6	22,774.6
Subtotal	43,136.5	47,040.4
Mortgage-backed and other asset-backed securities	18,671.7	18,943.0
Total	$61,808.2	$65,983.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities, available-for-sale (1)	$2,406.5	$2,249.8	$2,143.2
Fixed maturities, trading	9.1	6.5	4.3
Equity securities, available-for-sale	—	—	5.4
Equity securities	4.7	4.6	—
Mortgage loans	651.3	587.8	563.5
Real estate	191.0	158.4	129.1
Policy loans	39.7	39.9	40.5
Cash and cash equivalents	39.5	33.5	12.0
Derivatives (1)	(2.0)	0.1	(3.2)
Other	106.0	83.6	96.6
Total	3,445.8	3,164.2	2,991.4
Investment expenses	(151.9)	(141.3)	(157.7)
Net investment income	$3,293.9	$3,022.9	$2,833.7

(1)
Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Net Realized Capital Gains and Losses
Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$7.9	$6.8	$10.3
Gross losses	(11.4)	(68.8)	(22.7)
Net impairment losses	(43.5)	(29.1)	(79.6)
Hedging, net (1)	(9.3)	(39.6)	(28.5)
Fixed maturities, trading (2)	14.4	(7.7)	1.4
Equity securities, available-for-sale:
Net impairment losses	—	—	(0.1)
Equity securities, trading (3)	—	—	(1.3)
Equity securities (4)	8.2	0.8	—
Mortgage loans	3.3	6.4	9.2
Derivatives (1)	(58.2)	79.2	(195.8)
Other (5)	(23.6)	144.7	679.1
Net realized capital gains (losses)	$(112.2)	$92.7	$372.0

(1)
Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 7, Derivative Financial Instruments, for further details. Gains (losses) for fixed maturities, available-for-sale related to terminated cash flow hedges continue to be reflected in net realized capital gains (losses).

(2)
Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $14.1 million, $(7.6) million and $2.7 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Unrealized losses on equity securities, trading still held at the reporting date were $1.2 million for the year ended December 31, 2017.

(4)	Unrealized gains (losses) on equity securities still held at the reporting date were $7.6 million and $(12.5) million for the years ended December 31, 2019 and 2018, respectively.

(5)	Other gains in 2018 primarily include a gain from the sale of an equity method investment. Further details relating to other gains in 2017 are included under the caption “Real Estate Transactions.”

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,489.3 million, $2,658.1 million and $1,149.8 million in 2019, 2018 and 2017, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. Prior to 2018, we also used this process to assess equity securities for impairment. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”). Prior to 2018, impairment losses on equity securities were recognized in net income and were measured as the difference between amortized cost and fair value.

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities, available-for-sale	$(38.3)	$10.6	$(29.9)
Equity securities, available-for-sale	—	—	(0.1)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(38.3)	10.6	(30.0)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(5.2)	(39.7)	(49.7)
Net impairment losses on available-for-sale securities	$(43.5)	$(29.1)	$(79.7)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Beginning balance	$(117.5)	$(124.3)	$(134.7)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(6.8)	(11.3)	(15.0)
Credit losses for which an other-than-temporary impairment was
previously recognized	(11.8)	(20.0)	(42.5)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	54.3	29.5	57.9
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	0.8	8.6	10.0
Ending balance	$(81.0)	$(117.5)	$(124.3)

(1) Amounts are recognized in net investment income.

Gross Unrealized Losses for Available-for-Sale Securities

For available-for-sale securities with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2019
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$100.0	$1.9	$74.2	$1.1	$174.2	$3.0
Non-U.S. governments	1.3	—	—	—	1.3	—
States and political subdivisions	557.6	11.1	86.3	0.4	643.9	11.5
Corporate	985.5	9.1	360.7	23.6	1,346.2	32.7
Residential mortgage-backed pass-
through securities	416.8	1.4	237.4	2.4	654.2	3.8
Commercial mortgage-backed
securities	829.3	9.2	260.4	14.6	1,089.7	23.8
Collateralized debt obligations (1)	639.4	1.8	1,445.3	12.4	2,084.7	14.2
Other debt obligations	1,772.8	9.5	613.7	5.4	2,386.5	14.9
Total fixed maturities, available-for-sale	$5,302.7	$44.0	$3,078.0	$59.9	$8,380.7	$103.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 99 (carrying value/amortized cost) as of December 31, 2019. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2019, primarily due to a decrease in interest rates and tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 882 securities reflecting an average price of 99 as of December 31, 2019. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2019, with associated unrealized losses of $43.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 502 securities reflecting an average price of 98 and an average credit rating of AA+ as of December 31, 2019. Corporate securities with unrealized losses had an average price of 94 and an average credit rating of BBB-. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2019.

	December 31, 2018
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$96.1	$1.4	$486.7	$15.2	$582.8	$16.6
Non-U.S. governments	191.3	4.4	164.7	9.5	356.0	13.9
States and political subdivisions	1,344.6	33.4	1,587.4	61.2	2,932.0	94.6
Corporate	12,931.1	461.4	6,610.9	360.4	19,542.0	821.8
Residential mortgage-backed pass-
through securities	210.1	0.8	1,410.3	48.8	1,620.4	49.6
Commercial mortgage-backed
securities	779.4	11.4	2,203.9	82.2	2,983.3	93.6
Collateralized debt obligations (1)	2,229.4	23.6	162.6	6.5	2,392.0	30.1
Other debt obligations	982.0	4.9	3,661.4	77.8	4,643.4	82.7
Total fixed maturities, available-for-sale	$18,764.0	$541.3	$16,287.9	$661.6	$35,051.9	$1,202.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 95% were investment grade (rated AAA through BBB-) with an average price of 97 (carrying value/amortized cost) as of December 31, 2018. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2018, primarily due to widening of credit spreads and an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 2,076 securities reflecting an average price of 97 as of December 31, 2018. Of this portfolio, 92% was investment grade (rated AAA through BBB-) as of December 31, 2018, with associated unrealized losses of $473.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 2,335 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2018. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of A-. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2018.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$4,205.7	$37.8
Noncredit component of impairment losses on fixed maturities, available-for-sale	(48.5)	(53.7)
Net unrealized gains on derivative instruments	94.1	123.3
Adjustments for assumed changes in amortization patterns	(261.0)	30.3
Adjustments for assumed changes in policyholder liabilities	(687.7)	(41.2)
Net unrealized gains on other investments and noncontrolling interest
adjustments	5.9	15.8
Provision for deferred income taxes	(696.0)	(21.9)
Net unrealized gains on available-for-sale securities and derivative instruments	$2,612.5	$90.4

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) first lien mortgages and (2) home equity mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Commercial mortgage loans	$14,758.4	$13,780.7
Residential mortgage loans	1,088.2	908.3
Total amortized cost	15,846.6	14,689.0

Valuation allowance	(26.3)	(26.8)
Total carrying value	$15,820.3	$14,662.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Commercial mortgage loans:
Purchased	$133.9	$24.7	$44.4
Residential mortgage loans:
Purchased	422.8	337.5	276.5
Sold	—	—	89.3

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2019		December 31, 2018
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$615.0	4.2%	$642.2	4.7%
Middle Atlantic	4,151.7	28.2	3,937.9	28.6
East North Central	626.2	4.2	594.7	4.3
West North Central	237.7	1.6	206.2	1.5
South Atlantic	2,324.4	15.7	2,211.9	16.1
East South Central	439.4	3.0	423.3	3.1
West South Central	1,454.7	9.9	1,216.8	8.8
Mountain	934.4	6.3	970.8	7.0
Pacific	3,974.9	26.9	3,576.9	25.9
Total	$14,758.4	100.0%	$13,780.7	100.0%

Property type distribution
Office	$4,899.9	33.2%	$4,637.6	33.7%
Retail	2,056.9	13.9	2,310.0	16.8
Industrial	2,274.5	15.4	2,319.1	16.8
Apartments	5,263.6	35.7	4,262.5	30.9
Hotel	91.2	0.6	100.1	0.7
Mixed use/other	172.3	1.2	151.4	1.1
Total	$14,758.4	100.0%	$13,780.7	100.0%

Our residential mortgage loan portfolio is composed of first lien mortgages with an amortized cost of $1,077.2 million and $893.2 million and home equity mortgages with an amortized cost of $11.0 million and $15.1 million as of December 31, 2019 and December 31, 2018, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2019
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$13,698.0	$76.9	$13,774.9
BBB+ thru BBB-	877.8	83.8	961.6
BB+ thru BB-	21.9	—	21.9
Total	$14,597.7	$160.7	$14,758.4

	December 31, 2018
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$12,571.4	$84.5	$12,655.9
BBB+ thru BBB-	932.1	105.7	1,037.8
BB+ thru BB-	87.0	—	87.0
Total	$13,590.5	$190.2	$13,780.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2019
	First liens	Home equity	Total
	(in millions)
Performing	$1,074.7	$8.0	$1,082.7
Non-performing	2.5	3.0	5.5
Total	$1,077.2	$11.0	$1,088.2

	December 31, 2018
	First liens	Home equity	Total
	(in millions)
Performing	$890.3	$10.8	$901.1
Non-performing	2.9	4.3	7.2
Total	$893.2	$15.1	$908.3

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Residential:
First liens	$2.5	$2.9
Home equity	3.0	4.3
Total	$5.5	$7.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2019
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$14,597.7	$14,597.7
Commercial-CTL	—	—	—	—	160.7	160.7
Residential-first liens	8.5	0.3	2.1	10.9	1,066.3	1,077.2
Residential-home equity	0.8	—	0.3	1.1	9.9	11.0
Total	$9.3	$0.3	$2.4	$12.0	$15,834.6	$15,846.6

	December 31, 2018
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$13,590.5	$13,590.5
Commercial-CTL	—	—	—	—	190.2	190.2
Residential-first liens	3.7	0.8	2.3	6.8	886.4	893.2
Residential-home equity	0.8	0.6	0.4	1.8	13.3	15.1
Total	$4.5	$1.4	$2.7	$8.6	$14,680.4	$14,689.0

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2019 or December 31, 2018.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

For the year ended December 31, 2018
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.5)	(4.6)	(6.1)
Charge-offs	—	(2.4)	(2.4)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0

For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.6)	(10.5)	(12.1)
Charge-offs	—	(5.0)	(5.0)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2019
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.8	$—	$—
With an allowance recorded:
Residential-first liens	1.7	—	—
Residential-home equity	3.8	5.0	1.2
Total:
Residential	$6.3	$5.0	$1.2

	December 31, 2018
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.6	$1.6	$—
With an allowance recorded:
Residential-first liens	2.1	2.1	—
Residential-home equity	5.4	6.5	1.4
Total:
Residential	$9.1	$10.2	$1.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2019
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	1.9	—
Residential-home equity	4.6	0.1
Total:
Residential	$7.7	$0.1

For the year ended December 31, 2018
With no related allowance recorded:
Residential-first liens	$1.3	$—
With an allowance recorded:
Residential-first liens	2.9	0.1
Residential-home equity	6.5	0.2
Total:
Residential	$10.7	$0.3

For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	4.2	0.2
Residential-home equity	10.3	0.2
Total:
Residential	$15.7	$0.4

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR in 2019, 2018 and 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Real Estate

Depreciation expense on invested real estate was $60.3 million, $54.1 million and $55.9 million in 2019, 2018 and 2017, respectively. Accumulated depreciation was $525.9 million and $487.0 million as of December 31, 2019 and 2018, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017, and resulted in a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million).

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2019	2018
		(in millions)
Total assets		$73,594.5	$61,696.6
Total liabilities		11,862.4	11,589.8
Total equity		$61,732.1	$50,106.8
Net investment in unconsolidated entities		$756.3	$744.6

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Total revenues	$10,548.6	$8,968.6	$6,561.9
Net income	6,991.8	5,491.6	3,319.6
Our share of net income of unconsolidated entities	55.3	57.7	83.3

In addition, other investments include $734.1 million and $502.6 million of cash surrender value of company owned life insurance as of December 31, 2019 and 2018, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 7, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

As of December 31, 2019 and 2018, we posted $4,062.0 million and $3,761.3 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2019 and 2018, we posted $2,633.2 million and $2,383.0 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2019 and 2018, $163.9 million and $124.2 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2019
Derivative assets	$279.6	$(80.2)	$(197.6)	$1.8
December 31, 2018
Derivative assets	$172.6	$(63.7)	$(101.6)	$7.3

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2019
Derivative liabilities	$147.0	$(80.2)	$(57.5)	$9.3
December 31, 2018
Derivative liabilities	$104.4	$(63.7)	$(34.3)	$6.4

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $249.9 million and $94.6 million of derivative liabilities as of December 31, 2019 and December 31, 2018, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2019 and December 31, 2018.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.
Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.
Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.
A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.
In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $148.9 million and $88.7 million in cash and securities under collateral arrangements as of December 31, 2019 and December 31, 2018, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2019 and December 31, 2018, was $151.1 million and $108.7 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $148.9 million and $88.7 million as of December 31, 2019 and December 31, 2018, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2019, we would be required to post an additional $42.5 million of collateral to our counterparties.

As of December 31, 2019 and December 31, 2018, we had received $156.8 million and $70.1 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$35,173.6	$34,393.7
Interest rate options	1,416.9	1,126.9
Interest rate futures	142.5	260.0
Swaptions	62.0	—
Foreign exchange contracts:
Currency swaps	784.0	697.7
Equity contracts:
Equity options	1,672.8	1,522.5
Equity futures	149.5	491.7
Credit contracts:
Credit default swaps	165.0	420.0
Other contracts:
Embedded derivatives	8,869.5	8,793.9
Total notional amounts at end of period	$48,435.8	$47,706.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$181.9	$95.4
Interest rate options	28.3	16.3
Foreign exchange contracts:
Currency swaps	45.2	54.4
Equity contracts:
Equity options	30.5	7.7
Credit contracts:
Credit default swaps	0.5	2.4
Total gross credit exposure	286.4	176.2
Less: collateral received	208.3	104.6
Net credit exposure	$78.1	$71.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$21.3	$16.1
Foreign exchange contracts	30.0	37.6	15.2	13.5
Total derivatives designated as hedging
instruments	$30.0	$37.6	$36.5	$29.6

Derivatives not designated as hedging
instruments
Interest rate contracts	$204.2	$108.0	$16.7	$22.6
Foreign exchange contracts	14.4	17.0	29.5	20.2
Equity contracts	30.5	7.7	63.1	27.6
Credit contracts	0.5	2.3	1.2	4.4
Other contracts	—	—	249.9	94.6
Total derivatives not designated as hedging
instruments	249.6	135.0	360.4	169.4

Total derivative instruments	$279.6	$172.6	$396.9	$199.0

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $151.2 million and $5.3 million as of December 31, 2019 and December 31, 2018, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2019 and December 31, 2018, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2019
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$5.0	$—	$5.0	0.5
BBB	70.0	0.2	70.0	2.6
Sovereign
BBB	15.0	0.3	15.0	2.0
Total credit default swap protection sold	$90.0	$0.5	$90.0	2.4

	December 31, 2018
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.1	$10.0	0.7
A	15.0	0.1	15.0	1.0
BBB	190.0	0.4	190.0	1.7
BB	10.0	—	10.0	0.5
CCC	15.0	(3.6)	15.0	0.9
Government/municipalities
AA	20.0	0.2	20.0	1.0
Sovereign
A	10.0	0.1	10.0	0.7
BBB	55.0	0.4	55.0	1.3
Total credit default swap protection sold	$325.0	$(2.3)	$325.0	1.4

Fair Value and Cash Flow Hedges

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			included in the amortized cost
of financial position in which the	Amortized cost of hedged item		of the hedged item
hedged item is included	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
Fixed maturities, available-for-sale:
Active hedging relationships	$142.0	$137.0	$18.1	$12.4
Discontinued hedging relationships	159.3	298.9	7.7	13.3
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$301.3	$435.9	$25.8	$25.7

Cash Flow Hedges

We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 0.5 years. As of December 31, 2019, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2019	2018	2017
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(9.9)	$36.7	$(51.7)
Foreign exchange contracts	Fixed maturities, available-for-sale	(9.4)	20.8	(68.5)
Foreign exchange contracts	Investment contracts	—	(0.1)	—
Total		$(19.3)	$57.4	$(120.2)

We expect to reclassify net gains of $24.3 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI into net income as a result that a
forecasted transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,022.9	$92.7	$7,542.0

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$—	$(6.6)	$—
Gain recognized on derivatives	—	6.2	—
Amortization of hedged item basis adjustments	(6.7)	—	—
Amounts related to periodic settlements on derivatives	(5.9)	—	—
Total loss recognized for fair value hedging relationships	$(12.6)	$(0.4)	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$20.9	$17.0	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.3	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	12.7	—
Amounts related to periodic settlements on derivatives	6.0	—	(0.1)
Total gain (loss) recognized for cash flow hedging relationships	$26.9	$30.0	$(0.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2017
	Net
	investment				Benefits,
	income	Net realized capital gains (losses)			claims and
	related	Related to			settlement
	to hedges	hedges			expenses
	of fixed	fixed	Related to		related to
	maturities,	maturities,	hedges of		hedges of
	available-	available-	investment		investment
	for-sale	for-sale	contracts	Total	contracts
	(in millions)
Total amounts of consolidated statement of operations line
items in which the effects of fair value and cash flow
hedges are reported	$2,833.7			$372.0	$7,317.9

Gains (losses) on fair value hedging relationships:
Interest rate contracts:
Gain (loss) recognized on hedged item	$—	$(5.2)	$0.6	$(4.6)	$—
Gain (loss) recognized on derivatives	—	4.7	(0.6)	4.1	—
Amortization of hedged item basis adjustments	(11.6)	—	—	—	(0.5)
Amounts related to periodic settlements on derivatives	(10.3)	—	—	—	0.9
Total gain (loss) recognized for fair value hedging
relationships	$(21.9)	$(0.5)	$—	$(0.5)	$0.4

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$21.0	$(0.7)	$—	$(0.7)	$—
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.2	—	0.2	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	21.9	—	21.9	—
Amounts related to periodic settlements on derivatives	7.1	—	—	—	(1.2)
Total gain (loss) recognized for cash flow hedging
relationships	$28.1	$21.4	$—	$21.4	$(1.2)

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2019	2018	2017
	(in millions)
Interest rate contracts	$218.0	$(27.6)	$(26.9)
Foreign exchange contracts	(1.3)	4.1	18.1
Equity contracts	(132.9)	(31.0)	(181.3)
Credit contracts	(3.6)	(1.6)	(15.9)
Other contracts	(145.3)	107.9	6.8
Total	$(65.1)	$51.8	$(199.2)

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2019 and 2018, the PDO was $202.7 million and $36.6 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,563.1	$3,732.5
Other policyholder funds	6.6	6.5
Policyholder dividends payable	199.1	211.3
Policyholder dividends obligation	202.7	36.6
Other liabilities	7.8	9.5
Total Closed Block liabilities	3,979.3	3,996.4

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,269.6	2,176.4
Fixed maturities, trading	2.6	2.5
Equity securities	1.1	1.0
Mortgage loans	622.8	678.5
Policy loans	486.0	510.5
Other investments	46.4	33.8
Total investments	3,428.5	3,402.7
Cash and cash equivalents	47.5	42.1
Accrued investment income	38.1	39.5
Premiums due and other receivables	9.7	10.0
Deferred tax asset	29.5	30.5
Total assets designated to the Closed Block	3,553.3	3,524.8
Excess of Closed Block liabilities over assets designated to the Closed Block	426.0	471.6
Amounts included in accumulated other comprehensive income	0.9	5.2
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$426.9	$476.8

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Revenues
Premiums and other considerations	$227.6	$244.2	$275.6
Net investment income	154.4	160.5	169.4
Net realized capital gains (losses)	7.4	(3.4)	(5.8)
Total revenues	389.4	401.3	439.2

Expenses
Benefits, claims and settlement expenses	204.4	211.5	245.6
Dividends to policyholders	116.3	120.9	122.0
Operating expenses	2.9	3.3	3.5
Total expenses	323.6	335.7	371.1
Closed Block revenues, net of Closed Block expenses, before income taxes	65.8	65.6	68.1
Income taxes	12.9	11.1	46.0
Closed Block revenues, net of Closed Block expenses and income taxes	52.9	54.5	22.1
Funding adjustments	(3.0)	(0.5)	(4.4)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$49.9	$54.0	$17.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Beginning of year	$476.8	$532.1	$549.8
Effects of implementation of accounting changes (1)	—	1.3	—
End of year	426.9	476.8	532.1
Change in maximum future earnings	$(49.9)	$(54.0)	$(17.7)

(1)	Includes the effects of implementation of accounting changes related to equity investments and the reclassification of certain tax effects.

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Balance at beginning of year	$3,680.4	$3,331.7	$3,184.2
Costs deferred during the year	473.0	414.2	397.8
Amortized to expense during the year (1)	(345.8)	(252.2)	(212.1)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(297.7)	186.7	(38.2)
Balance at end of year	$3,509.9	$3,680.4	$3,331.7

(1) Includes adjustments for revisions to EGPs.

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2019	2018
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$13,457.5	$12,913.9
GICs	10,423.5	10,321.7
Funding agreements	8,640.6	7,729.5
Other investment contracts	893.6	907.3
Total liabilities for investment contracts	33,415.2	31,872.4
Universal life and other reserves	4,919.4	4,989.3
Total contractholder funds	$38,334.6	$36,861.7

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the FHLB Des Moines under their membership funding programs. As of December 31, 2019 and 2018, $4,010.9 million and $3,512.2 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2019 and 2018, $75.2 million and $109.6 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2019 and 2018, $112.2 million and $114.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2019 and 2018, $201.7 million and $201.6 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of both December 31, 2019 and 2018, $26.2 million of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2019 and 2018, $4,214.3 million and $3,765.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2019	2018	2017

	(in millions)
Balance at beginning of year	$2,252.7	$2,130.5	$2,001.3
Less: reinsurance recoverable	404.3	375.8	340.3
Net balance at beginning of year	1,848.4	1,754.7	1,661.0
Incurred:
Current year	1,361.3	1,268.8	1,196.6
Prior years	0.8	0.3	18.2
Total incurred	1,362.1	1,269.1	1,214.8
Payments:
Current year	869.4	815.7	767.2
Prior years	379.4	359.7	353.9
Total payments	1,248.8	1,175.4	1,121.1
Net balance at end of year	1,961.7	1,848.4	1,754.7
Plus: reinsurance recoverable	403.8	404.3	375.8
Balance at end of year	$2,365.5	$2,252.7	$2,130.5

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$57.9	$54.6	$50.7

Incurred liability adjustments relating to prior years, which affected current operations during 2019, 2018 and 2017, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2019	2019
	($ in millions)
Incurral
year
2010	$184.1	$176.7	$176.2	$172.0	$162.7	$155.7	$154.1	$153.4	$152.1	$151.8	$0.1	5,649
2011		203.7	192.6	185.4	184.8	178.4	172.3	169.6	167.6	166.5	0.1	6,290
2012			217.9	200.0	191.1	189.5	181.8	174.8	173.3	171.9	0.1	6,444
2013				219.3	203.3	188.4	190.7	182.3	179.5	177.1	0.1	7,050
2014					242.2	231.4	214.4	218.1	206.2	201.9	0.1	7,596
2015						231.0	227.2	217.2	215.3	208.2	0.1	7,174
2016							229.8	228.4	219.4	219.5	5.4	6,161
2017								238.4	239.7	243.1	8.0	6,053
2018									239.4	245.1	3.8	5,668
2019										255.2	104.6	3,472
Total net incurred claims										$2,040.3

	Net cumulative paid claims (1)
	December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
	(in millions)
Incurral
year
2010	$10.4	$46.5	$67.1	$78.4	$85.9	$94.2	$100.9	$107.2	$112.1	$116.7
2011		11.2	50.0	72.5	85.7	95.4	105.2	112.6	119.3	125.4
2012			13.8	55.1	80.8	93.7	104.6	112.9	120.0	126.1
2013				12.5	55.0	81.4	97.0	106.4	116.4	123.2
2014					16.1	66.0	96.3	111.8	122.3	132.4
2015						16.9	67.0	98.0	114.6	126.8
2016							16.2	70.6	105.6	124.9
2017								17.8	76.5	115.0
2018									20.1	79.9
2019										19.2
Total net paid claims										1,089.6
All outstanding liabilities for unpaid claims prior to 2010 net of reinsurance										237.8
Total outstanding liabilities for unpaid claims net of reinsurance										$1,188.5

(1) 2010-2018 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2018	2019	2019	2019
	($ in millions)
Incurral year
2018	$648.3	$640.0	$—	3,032,617
2019		724.7	45.0	3,184,519
Total net incurred claims		$1,364.7

	Net cumulative
	paid claims (1)
	December 31,
	2018	2019
	(in millions)
Incurral year
2018	$589.1	$640.0
2019		653.5
Total net paid claims		1,293.5
All outstanding liabilities for unpaid claims prior to 2018 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$71.2

(1) 2018 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2018	2019	2019	2019
	($ in millions)
Incurral year
2018	$239.6	$238.4	$0.7	5,220
2019		228.3	23.0	4,625
Total net incurred claims		$466.7

	Net cumulative
	paid claims (1)
	December 31,
	2018	2019
	(in millions)
Incurral year
2018	$193.9	$236.5
2019		181.7
Total net paid claims		418.2
All outstanding liabilities for unpaid claims prior to 2018 net of
reinsurance		1.0
Total outstanding liabilities for unpaid claims net of reinsurance		$49.5

(1) 2018 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2019
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,188.5	$71.2	$49.5	$1,309.2

Reconciling items:
Reinsurance recoverable on unpaid claims	56.4	—	0.9	57.3
Impact of discounting	(215.00)	—	—	(215.0)
Liability for unpaid claims - short-duration
contracts	$1,029.9	$71.2	$50.4	1,151.5
Insurance contracts other than short-duration				1,214.0
Liability for unpaid claims				$2,365.5

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2019 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.6%	91.7%	81.7%
2	24.2	8.0	17.0
3	14.9
4	8.1
5	5.6
6	5.3
7	4.2
8	3.9
9	3.5
10	3.1

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2019	$1,029.9			$71.2			$50.4
December 31, 2018	1,020.0			59.3			49.7
Range of discount rates
December 31, 2019	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2018	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2019	$215.0			$—			$—
December 31, 2018	217.7			—			—
Interest accretion
For the year ended:
December 31, 2019	$34.2			$—			$—
December 31, 2018	34.5			—			—
December 31, 2017	35.0			—			—

11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2019
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2020	60.0	—
Total			$860.0	$—

			December 31, 2018
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2019	60.0	—
Total			$860.0	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2019 and 2018.

Interest expense on intercompany debt was $0.0 million, $0.0 million and $0.6 million during 2019, 2018 and 2017, respectively.

Long-Term Debt

The components of long-term debt were as follows:

	December 31, 2019
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$107.7	$1.0	$108.7
Total long-term debt	$107.7	$1.0	$108.7

	December 31, 2018
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$127.9	$1.2	$129.1
Total long-term debt	$127.9	$1.2	$129.1

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2019, ranged from $3.7 million to $64.2 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2018, ranged from $3.8 million to $58.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $238.2 million and $307.3 million as of December 31, 2019 and 2018, respectively.

As of December 31, 2019, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2020	$65.9
2021	1.8
2022	1.8
2023	14.9
2024	17.5
Thereafter	6.8
Total future maturities of long-term debt	$108.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

12. Income Taxes

Income Taxes (Benefits)

Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Current income taxes (benefits):
U.S. federal	$24.5	$(29.7)	$(36.8)
State	8.0	2.0	45.7
Foreign	—	(0.1)	0.1
Tax benefit of operating loss carryforward	(0.3)	(0.2)	(0.1)
Total current income taxes (benefits)	32.2	(28.0)	8.9
Deferred income taxes (benefits):
U.S. federal	113.2	174.8	(551.3)
State	(5.2)	—	24.0
Total deferred income taxes (benefits)	108.0	174.8	(527.3)
Income taxes (benefits)	$140.2	$146.8	$(518.4)

Our income before income taxes was as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Domestic	$1,262.8	$1,398.7	$1,717.7
Foreign	—	2.4	0.3
Total income before income taxes	$1,262.8	$1,401.1	$1,718.0

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2019	2018	2017
U.S. corporate income tax rate	21%	21%	35%
Dividends received deduction	(6)	(5)	(10)
Tax credits	(4)	(3)	(3)
Interest exclusion from taxable income	(1)	(1)	(1)
Impact of the Tax Cuts and Jobs Act	—	(2)	(54)
Low income housing tax credit amortization	1	1	—
State income taxes	—	—	3
Other	—	(1)	—
Effective income tax rate	11%	10%	(30)%

The U.S. tax reform enacted on December 22, 2017, made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The U.S. statutory tax rate was reduced from 35% to 21% effective January 1, 2018. Other provisions of U.S. tax reform effective January 1, 2018, included, but were not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (“AMT”); and, 5) changing how existing AMT credits are realized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Balance at beginning of period	$37.2	$188.5	$202.6
Additions based on tax positions related to the current year	0.1	—	7.2
Additions for tax positions of prior years	23.1	43.1	19.3
Reductions for tax positions related to the current year	(3.2)	(10.6)	(3.4)
Reductions for tax positions of prior years	—	(23.2)	(0.5)
Settlements	—	(160.6)	(36.7)
Balance at end of period (1)	$57.2	$37.2	$188.5

(1) There would be no impact to the effective income tax rate if the 2019 benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2019, 2018 and 2017, we had recognized $0.8 million, $1.3 million and $125.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, and the IRS began its examination of tax years 2015 through 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2019	2018
	(in millions)
Deferred income tax assets:
Investments, including derivatives	$190.9	$122.6
Insurance liabilities	62.9	—
Net unrealized losses on available-for-sale securities	—	1.5
Net operating and capital loss carryforwards	0.1	13.7
Tax credit carryforwards	106.0	163.2
Employee benefits	—	10.7
Total deferred income tax assets	359.9	311.7
Deferred income tax liabilities:
Deferred acquisition costs	(562.8)	(615.9)
Investments, including derivatives	(362.0)	(238.3)
Net unrealized gains on available-for-sale securities	(874.7)	—
Real estate	(146.7)	(144.5)
Insurance liabilities	—	(87.9)
Intangible assets	(9.6)	(7.6)
Gain on sale of discontinued operations (1)	(203.2)	(209.2)
Employee benefits	(3.4)	—
Other deferred income tax liabilities	(21.4)	(37.7)
Total deferred income tax liabilities	(2,183.8)	(1,341.1)
Total net deferred income tax liabilities	$(1,823.9)	$(1,029.4)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2019	2018
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,795.2)	$(999.1)
State	(28.7)	(30.3)
Total net deferred income tax liabilities	$(1,823.9)	$(1,029.4)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2019 and 2018, we had tax credit carryforwards for U.S. federal income tax purposes of $106.0 million and $163.2 million, respectively. Alternative minimum and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and will be fully recovered by 2021, and the other tax credits will expire by 2028 if unused. As of December 31, 2019, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

As of December 31, 2019 and 2018, domestic state net operating loss carryforwards were $1.0 million and $4.7 million, respectively, and will expire between 2026 and 2036. As of December 31, 2019, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation on deferred taxes are recognized in the period of enactment. The primary impact of U.S. tax reform on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118. The provisional amounts apply in regard to potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change. The provisional amount was finalized within the one-year measurement period with no material adjustments.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, are expected to be finalized in 2020 following review by the Joint Committee of Taxation. As of December 31, 2019 and 2018, we had $196.6 million and $195.7 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, 2012 in the third quarter of 2015 and 2015 through 2017 in the first quarter of 2019. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until December 31, 2020, for 2009 through 2012, has expired for 2013 and 2014, and was extended or remains open for tax years 2015 through 2017 through October 15, 2021. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the resolved issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the post-retirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

	December 31,
	2019	2018
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(83.8)	$(91.8)
Service cost	—	(0.1)
Interest cost	(3.2)	(2.9)
Actuarial gain (loss)	(3.6)	6.6
Participant contributions	(4.4)	(3.8)
Benefits paid	10.4	8.2
Plan amendments	(1.7)	—
Benefit obligation at end of year	$(86.3)	$(83.8)

Change in plan assets
Fair value of plan assets at beginning of year	$618.7	$668.3
Actual return on plan assets	91.6	(46.0)
Employer contribution	1.0	0.8
Participant contributions	4.4	3.8
Benefits paid	(10.4)	(8.2)
Fair value of plan assets at end of year	$705.3	$618.7

Amount recognized in statement of financial position
Other assets	$622.8	$536.8
Other liabilities	(3.8)	(1.9)
Total	$619.0	$534.9

Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial (gain) loss	$(12.0)	$44.3
Prior service benefit	1.8	—
Pre-tax accumulated other comprehensive (income) loss	$(10.2)	$44.3

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2019, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a gain from actual and projected medical claims cost being lower than expected. For the year ended December 31, 2018, other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and a gain from actual and projected medical claims cost being lower than expected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2019	2018
	(in millions)
Accumulated postretirement benefit obligation	$3.8	$2.1
Fair value of plan assets	—	0.2

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Service cost	$—	$0.1	$0.1
Interest cost	3.2	2.9	3.3
Expected return on plan assets	(32.0)	(32.2)	(26.2)
Amortization of prior service benefit	(0.1)	(12.8)	(33.4)
Recognized net actuarial (gain) loss	0.3	(1.2)	0.1
Net periodic benefit income	$(28.6)	$(43.2)	$(56.1)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2019	2018
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(56.0)	$71.6
Prior service cost	1.7	—
Amortization of gain (loss)	(0.3)	1.2
Amortization of prior service benefit	0.1	12.8
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(54.5)	$85.6
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$(83.1)	$42.4

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2020 fiscal year are $(0.1) million and $(0.9) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2019	2018
Discount rate	2.95%	3.95%
Rate of compensation increase	N/A	N/A

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2019	2018	2017
Discount rate	3.95%	3.35%	3.75%
Expected long-term return on plan assets	5.20%	4.85%	4.40%
Rate of compensation increase	N/A	2.39%	2.44%

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.20% expected long-term return on plan assets for 2019 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life, agent medical/life and long-term care plans were 5.25%, 4.95% and 4.35%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2019	2018
Health care cost trend rate assumed for next year under age 65	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2029	2026

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
(in millions)
Effect on total of service cost and interest cost components	$—	$—
Effect on accumulated postretirement benefit obligation	(1.20)	1.1

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2019
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.6	$0.6	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	355.8	316.4	39.4	—
U.S. equity portfolios (2)	245.6	201.4	44.2	—
International equity portfolios (3)	103.3	85.0	18.3	—
Total	$705.3	$603.4	$101.9	$—

	December 31, 2018
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	194.2	156.7	37.5	—
U.S. equity portfolios (2)	130.5	95.7	34.8	—
International equity portfolios (3)	57.6	43.8	13.8	—
Alternative mutual fund portfolios (4)	229.8	229.8	—	—
Real estate mutual fund (5)	6.3	6.3	—	—
Total	$618.7	$532.6	$86.1	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2019 and 2018, $101.8 million and $86.1 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	35%
International equity portfolios	15%
Fixed income security portfolios	50%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2020	$11.4
2021	10.6
2022	10.0
2023	9.2
2024	8.5
2025-2029	25.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2019.

14. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. We will continue to aggressively defend the case.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2019, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.

To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2019.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2019, was approximately $258.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2019 and 2018, the liability balance for guaranty fund assessments, which is not discounted, was $21.7 million and $22.2 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2019 and 2018, $10.0 million and $10.4 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

The lease assets and liabilities were as follows:

December 31, 2019
(in millions)
Assets
Operating lease assets (1)	$92.9
Finance lease assets (1)	31.0
Total lease assets	$123.9

Liabilities
Operating lease liabilities (2)	$94.0
Finance lease liabilities (2)	31.4
Total lease liabilities	$125.4

(1)	Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.

(2)	Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

As of December 31, 2018, we had capital lease assets of $31.9 million.

The lease cost was as follows:

For the year ended
December 31, 2019
(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$14.5
Interest on lease liabilities	1.0
Operating lease cost (1)	29.4
Other lease cost (1) (2)	5.0
Sublease income (3)	(1.7)
Total lease cost	$48.2

(1)	Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.

(2)	Other lease cost primarily reflects variable and short-term lease costs.

(3)	Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Rental expense for operating leases for the years ended December 31, 2018 and 2017, was $17.1 million and $23.0 million, respectively. Depreciation expense for capital leases for both the years ended December 31, 2018 and 2017, was $9.9 million.

Payments for operating leases and finance leases for the year ended December 31, 2019, were $31.6 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2020	$27.5	$14.7	$42.2
2021	22.5	11.6	34.1
2022	16.1	3.8	19.9
2023	10.5	1.9	12.4
2024	6.6	0.5	7.1
2025 and thereafter	24.7	—	24.7
Total lease payments	107.9	32.5	140.4
Less: interest	13.9	1.1	15.0
Present value of lease liabilities	$94.0	$31.4	$125.4

The weighted-average remaining lease term and weighted-average discount rates were as follows:

For the year ended
December 31, 2019
Weighted-average remaining lease term (in years):
Operating leases	7.6
Finance leases	2.6

Weighted-average discount rate:
Operating leases	3.1%
Finance leases	2.7%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.3)	$526.0	$(2,008.3)
Reclassification adjustment for losses included in net income (1)	84.4	(13.6)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.1)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.7)	277.4
Net unrealized losses on available-for-sale securities	(1,912.9)	399.6	(1,513.3)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.3)	31.4
Adjustments for assumed changes in amortization patterns	(5.3)	1.1	(4.2)
Adjustments for assumed changes in policyholder liabilities	(0.8)	0.1	(0.7)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.1)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.6)	46.8
Reclassification adjustment for gains included in net income (3)	(50.8)	7.1	(43.7)
Adjustments for assumed changes in amortization patterns	0.3	(0.1)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.0)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.6)	15.1	(56.5)
Amortization of amounts included in net periodic benefit cost (4)	(14.0)	2.9	(11.1)
Net unrecognized postretirement benefit obligation	(85.6)	18.0	(67.6)

Other comprehensive loss	$(1,959.3)	$412.9	$(1,546.4)

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.0)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.8)	42.8
Adjustments for assumed changes in amortization patterns	(26.2)	9.3	(16.9)
Adjustments for assumed changes in policyholder liabilities	(168.5)	59.0	(109.5)
Net unrealized gains on available-for-sale securities	899.4	(279.5)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.4)	32.3
Adjustments for assumed changes in amortization patterns	(6.4)	2.3	(4.1)
Adjustments for assumed changes in policyholder liabilities	(1.3)	0.5	(0.8)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.6)	27.4

Net unrealized losses on derivative instruments during the period	(46.7)	16.0	(30.7)
Reclassification adjustment for gains included in net income (3)	(42.4)	15.1	(27.3)
Adjustments for assumed changes in amortization patterns	3.9	(1.3)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.3)	6.3
Net unrealized losses on derivative instruments	(75.6)	26.5	(49.1)

Unrecognized postretirement benefit obligation during the period	44.2	(9.2)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.3)	11.6	(21.7)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.2)	$611.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2017	$713.6	$(85.8)	$101.7	$(0.9)	$19.8	$748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.8)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.3)	—	(21.7)	21.2
Other comprehensive income	619.9	27.4	(49.1)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.1)	—	(0.1)
Balances as of December 31, 2017	1,333.5	(58.4)	52.6	(1.0)	33.1	1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.1)	—	51.7	—	(56.5)	(1,588.9)
Amounts reclassified from AOCI	70.8	26.5	(43.7)	—	(11.1)	42.5
Other comprehensive loss	(1,513.3)	26.5	8.0	—	(67.6)	(1,546.4)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.2)	7.7	1.0	(0.4)	242.0
Balances as of December 31, 2018	69.2	(47.1)	68.3	—	(34.9)	55.5
Other comprehensive income
during the period, net of
adjustments	2,493.3	—	8.0	—	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	—	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	—	43.1	2,565.2
Balances as of December 31, 2019	$2,602.9	$(44.1)	$53.7	$—	$8.2	$2,620.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2019 statutory results, our dividend limitation is approximately $1,060.3 million in ordinary stockholder dividends in 2020 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2019, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps and swaptions using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have interest rate options and have had swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value include investment funds reported at fair value, commercial mortgage loans of consolidated VIEs for which the fair value option was elected, equity method real estate investments for which the fair value option was elected and certain redeemable and nonredeemable preferred stock. In addition, in 2017 we had other investment funds for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity (“CCFE”) under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. In 2018, the fair value of redeemable preferred stock was based on observable inputs and was reflected in Level 2.
Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Certain obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The synthetic entity that had these obligations matured in the first quarter of 2017. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2019
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,656.9	$—	$1,277.4	$379.5	$—
Non-U.S. governments	853.0	—	—	853.0	—
States and political subdivisions	7,419.4	—	—	7,419.4	—
Corporate	37,111.1	—	18.5	37,010.9	81.7
Residential mortgage-backed securities	2,844.2	—	—	2,844.2	—
Commercial mortgage-backed securities	4,802.7	—	—	4,789.8	12.9
Collateralized debt obligations (1)	3,211.2	—	—	3,012.2	199.0
Other debt obligations	8,084.9	—	—	7,993.6	91.3
Total fixed maturities, available-for-sale	65,983.4	—	1,295.9	64,302.6	384.9
Fixed maturities, trading	237.6	—	0.5	236.8	0.3
Equity securities	69.9	—	26.5	43.4	—
Derivative assets (2)	279.6	—	—	251.7	27.9
Other investments	112.5	78.3	—	—	34.2
Cash equivalents	729.3	—	—	729.3	—
Sub-total excluding separate account
assets	67,412.3	78.3	1,322.9	65,563.8	447.3

Separate account assets	125,801.7	129.0	95,419.5	21,286.5	8,966.7
Total assets	$193,214.0	$207.3	$96,742.4	$86,850.3	$9,414.0

Liabilities
Investment and universal life contracts (3)	$(151.2)	$—	$—	$—	$(151.2)
Derivative liabilities (2)	(147.0)	—	—	(130.7)	(16.3)
Other liabilities (3)	(98.7)	—	—	(98.7)	—
Total liabilities	$(396.9)	$—	$—	$(229.4)	$(167.5)

Net assets	$192,817.1	$207.3	$96,742.4	$86,620.9	$9,246.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	December 31, 2018
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.2	$—	$993.1	$390.1	$—
Non-U.S. governments	730.8	—	—	726.2	4.6
States and political subdivisions	6,165.7	—	—	6,165.7	—
Corporate	32,088.4	—	19.2	32,011.3	57.9
Residential mortgage-backed securities	2,416.2	—	—	2,416.2	—
Commercial mortgage-backed securities	3,902.8	—	—	3,893.3	9.5
Collateralized debt obligations (1)	2,416.9	—	—	2,408.6	8.3
Other debt obligations	7,171.3	—	—	7,112.8	58.5
Total fixed maturities, available-for-sale	56,275.3	—	1,012.3	55,124.2	138.8
Fixed maturities, trading	165.5	—	—	165.5	—
Equity securities	84.8	—	46.6	38.2	—
Derivative assets (2)	172.6	—	—	154.0	18.6
Other investments	109.0	75.4	—	16.4	17.2
Cash equivalents	945.8	—	—	945.8	—
Sub-total excluding separate account
assets	57,753.0	75.4	1,058.9	56,444.1	174.6

Separate account assets	107,343.0	124.6	79,303.1	19,471.3	8,444.0
Total assets	$165,096.0	$200.0	$80,362.0	$75,915.4	$8,618.6

Liabilities
Investment and universal life contracts (3)	$(5.3)	$—	$—	$—	$(5.3)
Derivative liabilities (2)	(104.4)	—	—	(89.3)	(15.1)
Other liabilities (3)	(89.3)	—	—	(89.3)	—
Total liabilities	$(199.0)	$—	$—	$(178.6)	$(20.4)

Net assets	$164,897.0	$200.0	$80,362.0	$75,736.8	$8,598.2

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $19.9 million and $32.0 million as of December 31, 2019 and December 31, 2018, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2019
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	January 1,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2019	(1)	income	(3)	Level 3	Level 3	2019	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$4.6	$—	$—	$(4.6)	$—	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7	—
Commercial
mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9	(2.9)
Collateralized
debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0	(2.6)
Other debt
obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3	—
Total fixed
maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9	(5.5)
Fixed maturities,
trading	—	—	—	0.3	—	—	0.3	—
Other investments	17.2	5.9	—	1.1	10.0	—	34.2	6.0
Separate account
assets (2)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7	697.1

Liabilities
Investment and
universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)	(134.0)

Derivatives
Net derivative assets
(liabilities)	3.5	(0.2)	—	8.3	—	—	11.6	3.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	January 1,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2018	(1)	income	(3)	Level 3	Level 3	2018	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$6.1	$—	$(0.1)	$(1.4)	$—	$—	$4.6	$—
Corporate	100.6	(1.0)	0.3	(22.0)	—	(20.0)	57.9	—
Commercial
mortgage-backed
securities	10.6	(3.5)	0.2	0.1	3.6	(1.5)	9.5	(1.9)
Collateralized
debt obligations	125.0	(0.9)	0.2	64.4	54.7	(235.1)	8.3	(0.9)
Other debt
obligations	2.3	—	(0.2)	147.4	—	(91.0)	58.5	—
Total fixed
maturities,
available-for-sale	244.6	(5.4)	0.4	188.5	58.3	(347.6)	138.8	(2.8)
Fixed maturities,
trading	—	—	—	3.7	—	(3.7)	—	—
Equity securities	2.7	12.9	—	(15.6)	—	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2	1.7
Separate account
assets (2)	7,486.3	889.7	—	106.8	2.3	(41.1)	8,444.0	829.8

Liabilities
Investment and
universal life
contracts	(119.6)	107.9	—	6.4	—	—	(5.3)	110.3

Derivatives
Net derivative assets
(liabilities)	19.6	(18.6)	—	2.5	—	—	3.5	(17.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	January 1,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2017	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.1)	$(1.4)	$—	$—	$6.1	$—
Corporate	145.6	(1.5)	4.4	(32.8)	22.2	(37.3)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.7)	11.1	(0.7)	26.3	(84.5)	10.6	(4.0)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.3)	125.0	—
Other debt
obligations	91.5	—	(0.2)	(0.8)	0.1	(88.3)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.2)	16.9	(28.4)	232.3	(311.4)	244.6	(4.0)
Fixed maturities,
trading	92.9	(0.5)	—	(92.4)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.7)	0.7	—	—	—
Other investments	36.9	3.9	—	(34.3)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.2)	3.1	(38.7)	7,486.3	696.0

Liabilities
Investment and
universal life
contracts	(130.8)	6.8	—	4.4	—	—	(119.6)	4.0
Other liabilities	(59.9)	(0.1)	—	60.0	—	—	—	—

Derivatives
Net derivative assets
(liabilities)	11.8	7.5	—	0.3	—	—	19.6	6.7

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (4)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	2.3	(6.3)	—	(18.0)	(22.0)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.3)	64.4
Other debt obligations	152.0	—	—	(4.6)	147.4
Total fixed maturities, available-for-sale	246.0	(6.3)	—	(51.2)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.6)	—	—	(15.6)
Other investments	9.0	—	—	—	9.0
Separate account assets (4)	627.1	(519.4)	(206.5)	205.6	106.8

Liabilities
Investment and universal life contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	20.9	(1.6)	—	(52.1)	(32.8)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	22.9	—	—	(15.6)	7.3
Other debt obligations	—	—	—	(0.8)	(0.8)
Total fixed maturities, available-for-sale	43.8	(1.6)	—	(70.6)	(28.4)
Fixed maturities, trading	—	—	—	(92.4)	(92.4)
Equity securities, trading	—	—	—	(0.7)	(0.7)
Other investments	2.4	(36.7)	—	—	(34.3)
Separate account assets (4)	302.2	(580.6)	(284.6)	69.8	(493.2)

Liabilities
Investment and universal life contracts	—	—	—	4.4	4.4
Other liabilities	—	—	—	60.0	60.0

Derivatives
Net derivative assets (liabilities)	0.8	(0.5)	—	—	0.3

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$4.1	$—	$—
Commercial mortgage-backed
securities	—	—	—	3.7	—	2.3
Collateralized debt obligations	—	—	—	69.9	—	—
Other debt obligations	—	—	—	8.3	—	76.3
Total fixed maturities,
available-for-sale	—	—	—	86.0	—	78.6
Other investments	—	—	—	10.0	—	—
Separate account assets	—	—	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$—	$—	$20.0
Commercial mortgage-backed
securities	—	—	—	3.6	—	1.5
Collateralized debt obligations	—	—	—	54.7	—	235.1
Other debt obligations	—	—	—	—	—	91.0
Total fixed maturities,
available-for-sale	—	—	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	—	—	3.7
Separate account assets	287.5	—	0.8	2.3	0.2	40.9

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred from Level 1 to Level 2 during 2018 primarily included cash equivalents as a result of additional analysis to clarify the source of the price. Separate account assets transferred between Level 1 and Level 2 during 2017 primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Assets transferred into Level 3 during 2019, 2018 and 2017, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2019, 2018 and 2017, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$72.5	Discounted cash flow	Discount rate (1)	1.9%-5.1%	3.8%
			Illiquidity premium	0 basis points ("bps")-410bps	152bps
Commercial mortgage-backed securities	2.4	Discounted cash flow	Probability of default	100.0%	100.0%
			Potential loss severity	53.1%	53.1%
Collateralized debt obligations	108.7	Discounted cash flow	Discount rate (1)	2.9%-10.0%	3.4%
			Potential loss severity	23.0%	23.0%
			Probability of default	100.0%	100.0%
Other debt obligations	1.2	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Other investments	10.0	Market comparables	Revenue multiples (2)	0.8x-5.0x	3.2x
Separate account assets	8,966.2	Discounted cash flow - mortgage loans	Discount rate (1)	2.8%	2.8%
			Illiquidity premium	60bps	60bps
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.5%-11.8%	6.7%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	2.0%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	8.0%-80.4%	45.9%
			Market interest rate	3.2%-5.8%	3.6%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

December 31, 2019
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment and universal life contracts (6)	(151.2)	Discounted cash flow	Long duration interest rate	2.1% (3)
			Long-term equity market volatility	16.9%-26.9%
			Non-performance risk	0.2%-1.3%
			Utilization rate	See note (4)
			Lapse rate	0.0%-9.3%
			Mortality rate	See note (5)

	December 31, 2018
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$4.6	Discounted cash flow	Discount rate (1)	3.2%	3.2%
			Illiquidity premium	50bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	25.4	Discounted cash flow	Discount rate (1)	3.3%-4.5%	3.9%
			Illiquidity premium	0bps-60bps	36bps
Other debt obligations	1.7	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	8,440.8	Discounted cash flow - mortgage loans	Discount rate (1)	3.3%-4.7%	4.2%
			Illiquidity premium	0bps-60bps	56bps
			Credit spread rate	85bps-172bps	168bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.5%	6.7%
			Terminal capitalization rate	4.3%-9.3%	5.8%
			Average market rent growth rate	2.0%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	11.0%-69.3%	45.9%
			Market interest rate	3.9%-6.0%	4.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

December 31, 2018
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment and universal life contracts (6)	(5.3)	Discounted cash flow	Long duration interest rate	2.8% (3)
			Long-term equity market volatility	16.7%-27.8%
			Non-performance risk	0.6%-1.6%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (5)

(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.

(2)	Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

(6)
Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk-free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2019, 2018 and 2017.

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019. In addition, we had certain obligations of consolidated VIEs held by a synthetic entity for which it was not practicable for us to determine the carrying value. The synthetic entity matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
In 2017, we had certain investment funds for which we did not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We did not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2019	December 31, 2018
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$—	$6.4
Aggregate contractual principal	—	6.5

Real estate ventures (1)
Fair value	22.8	17.2

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$0.1	$(0.2)	$(0.4)
Interest income (3)	0.3	0.7	0.9

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	—	—	(0.1)
Change in fair value pre-tax loss (2)	—	—	(0.1)
Interest expense (5)	—	—	0.3

Real estate ventures
Change in fair value pre-tax gain (6)	6.0	1.7	3.8

Investment funds
Change in fair value pre-tax gain (6) (7)	—	—	1.7
Dividend income (6)	—	—	1.9

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2019
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$15,820.3	$16,548.0	$—	$—	$16,548.0
Policy loans	742.2	966.3	—	—	966.3
Other investments	273.5	267.8	—	175.0	92.8
Cash and cash equivalents	795.7	795.7	795.7	—	—
Investment contracts	(33,264.0)	(33,358.2)	—	(4,304.5)	(29,053.7)
Long-term debt	(108.7)	(107.6)	—	—	(107.6)
Separate account liabilities	(111,959.7)	(110,964.9)	—	—	(110,964.9)
Bank deposits (1)	(469.6)	(468.3)	—	(468.3)	—
Cash collateral payable	(156.8)	(156.8)	(156.8)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	December 31, 2018
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$14,662.2	$14,708.8	$—	$—	$14,708.8
Policy loans	755.9	916.3	—	—	916.3
Other investments	240.9	233.3	—	151.0	82.3
Cash and cash equivalents	860.5	860.5	860.5	—	—
Investment contracts	(31,867.1)	(30,739.2)	—	(4,085.7)	(26,653.5)
Long-term debt	(129.1)	(127.8)	—	—	(127.8)
Separate account liabilities	(95,341.6)	(94,488.7)	—	—	(94,488.7)
Bank deposits (1)	(500.0)	(489.1)	—	(489.1)	—
Cash collateral payable	(70.1)	(70.1)	(70.1)	—	—

(1)	Excludes deposit liabilities without defined or contractual maturities.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

For the years ended, December 31, 2019 and 2018, our use of prescribed statutory accounting practices resulted in higher statutory surplus of $862.1 million and $546.3 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. In addition, as of December 31, 2019 and 2018, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $151.3 million and $69.9 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Effective January 1, 2020, the Iowa Insurance Division approved our request to discontinue the use of this permitted practice due to changes in the practices and procedures of the NAIC. The discontinuance of the permitted practice will create a one-time increase to surplus.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2019 and 2018, our affiliated reinsurance subsidiaries assumed statutory reserves of $7,902.3 million and $6,850.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2019 and 2018, assets admitted under these practices totaled $3,358.0 million and $2,852.0 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2019, we met the minimum RBC requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2019	2018	2017
	(in millions)
Statutory net income	$989.3	$1,017.6	$1,976.7
Statutory capital and surplus	5,193.4	5,319.6	4,946.8

18. Revenues from Contracts with Customers

Administrative Service Fee Revenue

We offer service and trust agreements for defined contribution plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor trust services are also available through an affiliated trust company.

•
Fees and other revenues are earned for administrative activities performed for the defined contribution plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•
Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•
Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Disaggregation of Revenues from Contracts with Customers

The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2019	2018	2017

	(in millions)
Administrative service fee revenue	$283.2	$284.1	$288.0
Deposit account fee revenue	9.3	10.5	10.2
Commission income	26.9	19.6	14.9
Other fee revenue	2.5	2.3	2.1
Total revenues from contracts with customers	321.9	316.5	315.2
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,074.8	1,905.7	1,866.9
Total fees and other revenues per consolidated statements of
operations	$2,396.7	$2,222.2	$2,182.1

(1)
Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $42.1 million and $42.5 million as of December 31, 2019 and December 31, 2018, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2019 and 2018, $7.5 million and $8.4 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

19. Stock‑Based Compensation Plans

As of December 31, 2019, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share-based compensation data related to us and our subsidiaries’ employees.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Compensation cost	$21.9	$26.4	$28.4
Related income tax benefit	4.1	5.2	9.8
Capitalized as part of an asset	1.7	1.9	2.5

Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2019	2018	2017
Expected volatility	23.3%	26.0%	27.6%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	2.6%	2.8%	2.2%
Expected dividend yield	4.07%	3.19%	2.87%
Weighted average estimated fair value	$10.00	$14.85	$15.31

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2019, we had $1.5 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2019, 2018 and 2017 was $53.09, $63.98 and $62.78, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

As of December 31, 2019, we had $1.9 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2019, 2018 and 2017 was $53.19, $63.77 and $62.80, respectively.

As of December 31, 2019, we had $18.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a semi-annual basis through 2017. Beginning in 2018, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $11.37, $9.27 and $14.72 during 2019, 2018 and 2017, respectively.

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 10 years ended December 31, 2019

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2019
Statements of Operations for the year ended December 31, 2019
Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2019 and 2018
Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2019, 2018 and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
    Report of Independent Registered Public Accounting Firm on Schedules *
    Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2019 *
    Schedule III - Supplementary Insurance Information as of December 31, 2019, 2018 and 2017 and for each of the years then ended *
    Schedule IV - Reinsurance as of December 31, 2019, 2018 and 2017 and for each of the years then ended *
All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b) Exhibits
(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on 09/02/2005 Accession No. 0000870786-05-000250)
(3a)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-06-000212)
(4a)	Form of Variable Annuity Contract (filed 09/02/2005 Accession No. 0000870786-05-000250)
(5)	Form of Variable Annuity Application (filed 06/20/2006 Accession No. 0000009713-06-000058)
(6a)	Articles of Incorporation of the Depositor (filed 09/02/2005 Accession No. 0000870786-05-000250)
(6b)	Bylaws of Depositor (filed 09/02/2005 Accession No. 0000870786-05-000250)

(8)	Participation Agreements
a. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

	(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
	(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

b. Fidelity
(1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(3)	Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(4)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)

c. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000047)
(7)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000050)
(8)	Principal Variable Contracts Funds, Inc. 12b-1 Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Funds, Inc. 12b-1 Letter Amendment No. 1 dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel *
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney (filed with the Commission on 04/27/2018 Accession No. 0000009713-18-000053) and filed herein*
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *

* Filed herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Chair, Human Resources Committee Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO BORDA(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
WEE YEE (THOMAS) CHEONG(3)	Senior Vice President - President, Principal Asia
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
TIMOTHY M. DUNBAR(1)	President - Principal Global Asset Management
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Executive Officer and President - Principal Global Investors
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Executive Vice President and Chief Risk Officer
GREGORY A. LINDE(1)	Senior Vice President Individual Life
CHRISTOPHER J. LITTLEFIELD(1)	Executive Vice President, General Counsel and Secretary
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President and Chief Legal Officer
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America
BETHANY A. WOOD(1)	Senior Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2019 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2019)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	95.8
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100

-->Finisterre USA, Inc.*	Delaware	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Opportunity Fund LP	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.	Netherlands	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.	Luxembourg	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100

-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100
-->Principal Innovations, Inc.	Delaware	90.24

-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2020

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	51
Personal Variable Contracts	2
Premier Variable Contracts	7
Flexible Variable Annuity Contract	15,144
Freedom Variable Annuity Contract	620
Freedom 2 Variable Annuity Contract	209
Investment Plus Variable Annuity Contract	55,765
Principal Lifetime Income Solutions	925
Principal Pivot Series Variable Annuity	2,638
Principal Lifetime Income Solutions II	8,207

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President/Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President/Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

Bill Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Doug Hodgson	Counsel
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Chief Operating Officer
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$39,265,417.97	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59½, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 28th day of April, 2020.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 28, 2020
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 28, 2020
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 28, 2020
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(J. S. Auerbach)*	Director	April 28, 2020
J. S. Auerbach

(B. J. Bernard)*	Director	April 28, 2020
B. J. Bernard

(J. Carter-Miller)*	Director	April 28, 2020
J. Carter-Miller

(M. T. Dan)*	Director	April 28, 2020
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	April 28, 2020
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 28, 2020
S. L. Helton

(R. C. Hochschild)*	Director	April 28, 2020
R. C. Hochschild

(S. M. Mills)*	Director	April 28, 2020
S. M. Mills

(D. C. Nordin)*	Director	April 28, 2020
D. C. Nordin

(B. C. Pickerell)*	Director	April 28, 2020
B. C. Pickerell

(E. E. Tallett)*	Director	April 28, 2020
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Pursuant to Powers of Attorney Previously Filed on April 27, 2018 and Filed Herein